                                                     Registration Nos. 333-63843
                                                                       811-09007

                 As filed with the Commission on March 31, 2000
                     ______________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-4

 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [_]
      Pre-Effective Amendment No.                                     [_]
                                 ------
      Post-Effective Amendment No.  1                                 [X]
                                  ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [_]
      Amendment No.   4                                               [X]
                    -----

       THE UNITED STATES LIFE INSURANCE COMPANY  IN THE CITY OF NEW YORK
                           SEPARATE ACCOUNT USL VA-R
                          (Exact Name of Registrant)

       THE UNITED STATES LIFE INSURANCE COMPANY  IN THE CITY OF NEW YORK
                              (Name of Depositor)

                                125 Maiden Lane
                               New York, NY 10038
        (Address of Depositor's Principal Executive Officers) (Zip Code)
                                 (713) 831-1230
              (Depositor's Telephone Number, including Area Code)

                                Pauletta P. Cohn
                             Deputy General Counsel
                        American General Life Companies
                   2929 Allen Parkway, Houston, Texas  77019
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)

     [_]  Immediately upon filing pursuant to paragraph (b) of Rule 485
     [X]  On April 3, 2000 pursuant to paragraph (b) of Rule 485
     [_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [_]  On           pursuant to paragraph (a)(1) of Rule 485
            -----------

If appropriate, check the following:

     [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:

     Units of interest in The United States Life Insurance Company in the City of New York Separate Account USL VA-R under variable annuity contracts.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                       PROFILE OF THE SELECT RESERVE(SM)
          FLEXIBLE PAYMENT VARIABLE AND FIXED GROUP DEFERRED ANNUITY
                                 CERTIFICATES


This Profile summarizes information you should know before investing in a Certificate. The Certificates are more fully described in the Prospectus that accompanies this Profile. Please read the Prospectus carefully.

1. THE CERTIFICATES. The Select Reserves(SM) Certificates ("Certificates") are flexible payment variable and fixed group deferred annuity certificates issued by The United States Life Insurance Company in the City of New York ("USL"). They are primarily designed for investment of after-tax money in non-qualified annuities in order to provide retirement income. Because of a minimum initial purchase payment of $50,000, the Certificates may not be suitable for many tax-qualified plan programs. However, you may wish to use a Certificate for programs such as a rollover individual retirement annuity.

You may use the Divisions of The United States Life Insurance Company in the City of New York Separate Account USL VA-R ("Separate Account") for a variable investment return under a Certificate. Variable returns are based on one or more series of the mutual funds listed in Section 4, below. You may also use USL's Fixed Account, for investment in Guarantee Periods with guaranteed principal and interest.

The Divisions of the Separate Account offer an opportunity to realize better returns than those guaranteed under the Guarantee Periods. The Divisions involve risk, however, and you can lose money. You may make transfers among the Divisions and Guarantee Periods.

The Certificates have an accumulation phase and an annuity phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. When you begin receiving regular annuity payments, a portion of each payment is taxable. Various distribution methods are available during the accumulation phase and the annuity phase.

The amount accumulated under your Certificate during the accumulation phase will determine the amount of annuity payments during the annuity phase.

2. ANNUITY PAYMENTS. Your Certificate's value may be applied to any one of the following annuity payout options (assuming that you are the annuitant): (1) Life Annuity - monthly payments during your life; (2) Life Annuity - Period Certain - monthly payments, during your life, but with payments continuing to the beneficiary for the balance of the 10, 15 or 20 years (as you choose) if you die before the end of the chosen period; (3) Joint and Last Survivor-Life - monthly payments during your life and the life of another payee, with payments continuing during the lifetime of the survivor; (4) Certain Period - monthly payments to you or another payee and on your death or the death of the other payee to a beneficiary for a specified period of time between five and 40 years, with no life contingencies; (5) Specified Dollar Amount - monthly payments in amounts not less than $125 nor more than $200 per year for each $1,000 of the original amount due, with the balance to a beneficiary if the person receiving the payments dies prior to completion of the payments.

With the exception of option 5, you may choose annuity payments under the above options to be made on a fixed or variable basis. The dollar amount of your payments on a variable basis will depend upon the investment performance of the Divisions. Option 5 is available only on a fixed basis. A payee receiving variable (but not fixed) annuity payments under option 4 may elect at any time to terminate the option and receive the commuted (current) value of the annuity.


3. PURCHASE. You can purchase a Certificate by submitting an application. The minimum initial purchase payment is $50,000. You may contribute additional amounts of $5,000 or more at any time during the accumulation phase.

4. INVESTMENT OPTIONS. Through the Divisions, you may invest in one or more of the following series of the mutual funds named below:


AMERICAN GENERAL SERIES                 NAVELLIER VARIABLE INSURANCE               ROYCE CAPITAL FUND
PORTFOLIO COMPANY                       SERIES FUND, INC.                          .  Royce Premier
 .  Money Market Fund                    .  Navellier Growth                           Portfolio
                                           Portfolio
HOTCHKIS AND WILEY
VARIABLE TRUST                          OFFIT VARIABLE                             WRIGHT MANAGED BLUE
 .  Hotchkis and Wiley Equity            INSURANCE FUND, INC.                       CHIP SERIES TRUST
   Income VIP Portfolio                 .  OFFIT VIF- Emerging Markets             .  Wright International
 .  Hotchkis and Wiley Low                  Fund                                       Blue Chip Portfolio
   Duration VIP Portfolio               .  OFFIT VIF- High Yield Fund              .  Wright Selected Blue
                                        .  OFFIT VIF- Total Return Fund               Chip Portfolio
LEVCO SERIES TRUST                      .  OFFIT VIF- U.S. Government
 .  LEVCO Equity Value                      Securities Fund
   Fund

You may also invest in a Guarantee Period. Currently, USL offers a one-year Guarantee Period. Other Guarantee Periods may be offered, in the future, with different interest rates and durations.

Effective October 20, 1999, the OFFITBANK Variable Insurance Fund, Inc. changed its name to OFFIT Variable Insurance Fund, Inc. Additionally, the OFFITBANK VIF-Emerging Markets Fund, the OFFITBANK VIF-High Yield Fund, the OFFITBANK VIF-Total Return Fund, and the OFFITBANK VIF-U.S. Government Securities Fund, respectively, changed their names to the OFFIT VIF-Emerging Markets Fund, the OFFIT VIF-High Yield Fund, the OFFIT VIF-Total Return Fund, and the OFFIT VIF-U.S. Government Securities Fund.

5. EXPENSES. We deduct a daily charge for mortality and expense risks at an annual rate of 0.36%, and a daily charge for administration expenses at an annual rate of 0.04%, of the average daily net asset value of a Division.

There also are investment series charges, ranging from .57% to 1.85% of the average annual assets of the series listed in Section 4, above, depending on the series involved. Charges for state premium and other applicable taxes ("premium taxes") may also apply at the time you elect to start receiving annuity payments.

The first two columns in the following chart show the Certificate charges and the investment series charges. The third column, "Total Annual Charges," shows the total of the charges in the first two columns. The last two columns provide two examples of the total annual charges, in dollars, that you would pay under a Certificate, assuming that you invest $1,000 in a Certificate that earns 5% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 10. The column for year 1 shows the total annual charges for that year. The column for year 10 shows the aggregate of all the annual charges assessed for the 10 years. The examples assume that there are no charges for premium taxes.


                                                                                                  EXAMPLES OF
                                              TOTAL ANNUAL    TOTAL ANNUAL                       TOTAL ANNUAL
                                                CONTRACT         SERIES       TOTAL ANNUAL    CHARGES AT  END OF:
INVESTMENT SERIES                                CHARGES         CHARGES         CHARGES      1 YEAR    10 YEARS
------------------------------------------------------------------------------------------------------------------
Hotchkis and Wiley Equity Income VIP              0.40%           1.15%           1.55%        $16       $185
Hotchkis and Wiley Low Duration VIP               0.40%           0.58%           0.98%        $10       $120
LEVCO Equity Value                                0.40%           1.10%           1.50%        $15       $179
Navellier Growth                                  0.40%           1.50%           1.90%        $19       $222
OFFIT VIF-Emerging Markets                        0.40%           1.50%           1.90%        $19       $222
OFFIT VIF-High Yield                              0.40%           1.15%           1.55%        $16       $185
OFFIT VIF-Total Return                            0.40%           0.80%           1.20%        $12       $145
OFFIT VIF-U.S. Government                         0.40%           0.60%           1.00%        $10       $122
       Securities
Royce Premier                                     0.40%           1.35%           1.75%        $18       $206
Wright International Blue Chip                    0.40%           1.85%           2.25%        $23       $258
Wright Selected Blue Chip                         0.40%           1.15%           1.55%        $16       $185
Money Market                                      0.40%           0.57%           0.97%        $10       $119


The charges reflect any expense reimbursement or waiver. For more information, see the Fee Table in the Prospectus.

6. TAXES. Usually, you pay taxes on earnings only when distributions are made from your Certificate. You may also pay a 10% penalty on the taxable portion of distributions received prior to age 59 1/2.

7. ACCESS TO YOUR MONEY. Prior to the annuity starting date, you may receive distributions under your Certificate through the following withdrawal options:
(1) partial withdrawals of at least $100 may be taken at any time, and (2) systematic withdrawals paid monthly, quarterly, semiannually or annually, subject to a $100 minimum for each payment.

You also have access to your Certificate's value by surrendering the Certificate. You may do this at any time prior to the annuity starting date. During the annuity payout period, a person receiving variable payments for a designated period of time may also surrender the Certificate. Withdrawals and surrenders may be subject to income tax and a tax penalty.


8. PERFORMANCE. During the accumulation phase, your Certificate's value in the Divisions may fluctuate, reflecting the investment performance of the Divisions you have selected. The following chart shows hypothetical calendar year total returns for Divisions whose corresponding series have at least one full calendar year of operations. The returns shown are based on the actual historical performance of the corresponding series. They reflect all charges and deductions of the series and the Divisions that would have been made during the periods shown. Thus, the chart reflects all of the charges in the third column of the chart in Section 5, above, for the Divisions included below. If also included, premium taxes would reduce the performance numbers shown below. Past performance is not a guarantee of future results.

                                 CALENDAR YEAR


DIVISION                    1999       1998      1997     1996     1995    1994    1993    1992    1991    1990
---------------------------------------------------------------------------------------------------------------
Hotchkis and Wiley         (3.11)%     N/A       N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
   Equity Income VIP

Hotchkis and Wiley          2.02%      N/A       N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
   Low Duration VIP

LEVCO Equity Value         15.26%     15.52%     N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

Navellier Growth           91.89%      N/A       N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

OFFIT VIF -                24.52%    (16.70)%    5.77%    N/A      N/A     N/A     N/A     N/A     N/A     N/A
   Emerging Markets

OFFIT VIF - High           (1.18)%     3.89%    11.20%    N/A      N/A     N/A     N/A     N/A     N/A     N/A
   Yield

OFFIT VIF - Total          (2.66)%      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
   Return

Royce Premier               7.79%      8.48%    16.32%    N/A      N/A     N/A     N/A     N/A     N/A     N/A

Wright International       31.70%      7.96%     5.06%   16.62%    9.34%   N/A     N/A     N/A     N/A     N/A
   Blue Chip

Wright Selected            13.60%     (3.03)%   31.21%   21.99%   25.43%   N/A     N/A     N/A     N/A     N/A
   Blue Chip

Money Market                4.33%      4.74%     4.49%    4.32%    4.85%   3.11%   2.01%   2.57%   4.83%   7.18%

9. DEATH BENEFIT. If you die before the annuity starting date, the beneficiary will receive a death benefit. The death benefit is the Certificate value at the time we receive proof of death and a written request specifying the manner of payment, less premium taxes. However, if death occurs prior to age 81, and before the annuity starting date, the death benefit is the greater of (1) the death benefit in the preceding sentence or (2) the sum of all purchase payments you have paid under the Certificate, less any partial withdrawals and premium taxes.

10.  OTHER INFORMATION.

TAX-QUALIFIED PLANS. Please consult your tax adviser before purchasing a Certificate as a rollover from an existing tax-qualified retirement plan, including another individual retirement account or annuity under Section 408 of the Internal Revenue Code. Any discussion of taxes in this Profile does not apply to such a Certificate.

FREE LOOK. You can examine your Certificate for a period of 10 days after you receive it, and return it to us for a refund. Your refund will equal your Certificate's value, reflecting any investment gain or loss in the Divisions you have specified.

AUTOMATIC REBALANCING. You can have your money automatically rebalanced among the Divisions quarterly, semiannually, or annually in order to retain the proportional investments you select.

REPORTS. We will mail to Certificate owners or annuitants any reports and communications required by law. The toll-free number for daily Division values is 1-800-246-1924.

11. INQUIRIES. If you need more information, please contact your registered representative. You may also contact us at:

The United States Life Insurance Company in the City of New York
Administrative Center
P.O. Box 1401
Houston, Texas 77251-1401
Telephone 1-800-246-1924

                              SELECT RESERVE(SM)
                         FLEXIBLE PAYMENT VARIABLE AND
                FIXED DEFERRED ANNUITY CERTIFICATES OFFERED BY
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

ADDRESS FOR SERVICES:                 ADDRESS FOR PAYMENTS VIA US MAIL:   ADDRESS FOR EXPRESS DELIVERY PAYMENTS:
The United States Life Insurance      The United States Life Insurance    The United States Life Insurance
Company In the City of New York       Company In the City of New York     Company In the City of New York
Administrative Center                 P.O. Box 4728 Dept A                c/o Southwest Bank of Texas
P.O. Box 1401                         Houston, Texas 77210-4728           4400 Post Oak Parkway
Houston, Texas 77251-1401                                                 Houston, Texas  77027
TELEPHONE: 1-800-246-1924                                                 Attention:  Lockbox Processing

The United States Life Insurance Company in the City of New York ("USL") is offering, under a group annuity master contract, the flexible payment variable and fixed deferred annuity certificates (the "Certificates") described in this Prospectus.

You may use The United States Life Insurance Company in the City of New York Separate Account USL VA-R ("the Separate Account") for a variable investment return under the Certificates based on one or more series of the mutual funds named below, as follows:


AMERICAN GENERAL SERIES PORTFOLIO               NAVELLIER VARIABLE INSURANCE SERIES           ROYCE CAPITAL FUND
COMPANY                                         FUND, INC.                                      .  Royce Premier
  .  Money Market Fund                            .  Navellier Growth Portfolio                    Portfolio

HOTCHKIS AND WILEY                              OFFIT VARIABLE                                WRIGHT MANAGED BLUE
VARIABLE TRUST                                  INSURANCE FUND, INC.                          CHIP SERIES TRUST
  .  Hotchkis and Wiley Equity                    .  OFFIT VIF- Emerging Markets Fund           .  Wright International
     Income VIP Portfolio                         .  OFFIT VIF- High Yield Fund                    Blue Chip Portfolio
  .  Hotchkis and Wiley Low                       .  OFFIT VIF- Total Return Fund               .  Wright Selected Blue
     Duration VIP Portfolio                       .  OFFIT VIF- U.S. Government                    Chip Portfolio
                                                     Securities Fund
LEVCO SERIES TRUST
  .  LEVCO Equity Value
     Fund


You may also use USL's guaranteed interest option. This option currently has one Guarantee Period, with a guaranteed interest rate.

Effective October 20, 1999, the OFFITBANK Variable Insurance Fund, Inc. changed its name to OFFIT Variable Insurance Fund, Inc. Additionally, the OFFITBANK VIF-Emerging Markets Fund, the OFFITBANK VIF-High Yield Fund, the OFFITBANK VIF-Total Return Fund, and the OFFITBANK VIF-U.S. Government Securities Fund, respectively, changed their names to the OFFIT VIF-Emerging Markets Fund, the OFFIT VIF-High Yield Fund, the OFFIT VIF-Total Return Fund, and the OFFIT VIF-U.S. Government Securities Fund.


This Prospectus provides you with information that you should have before investing in the Certificates. Please read the Prospectus carefully and keep it for future reference.

For additional information about the Certificates, you may request a copy of the Statement of Additional Information (the "Statement"), dated April 3, 2000. We have filed the Statement with the Securities and Exchange Commission ("SEC") and have incorporated it by reference into this Prospectus. The "Contents" of the Statement appears at page 44 of this Prospectus. You may obtain a free copy of the Statement if you write or call our Administrative Center, which is located at 2727-A Allen Parkway, Houston, Texas 77019-2191. The telephone number is 1-800-246-1924. You may obtain the Statement through the SEC's Web site at http://www.sec.gov.

You should rely only on the information contained in this document or that we have referred you to. We have not authorized anyone to provide you with information that is different.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense. The Certificates are not available in all states.

This Prospectus is valid only if you also receive current fund prospectuses of the American General Series Portfolio Company, Hotchkis and Wiley Variable Trust, LEVCO Series Trust, Navellier Variable Insurance Series Fund, Inc.,
OFFIT Variable Insurance Fund, Inc., Royce Capital Fund, and Wright Managed Blue Chip Series Trust.


                    This Prospectus is dated April 3, 2000.

                                   CONTENTS

Definitions..................................................................  4
Fee Table....................................................................  7
Communications to Us.........................................................  9
Performance Information......................................................  9
  Financial Ratings.......................................................... 10
  Other Information.......................................................... 11
Financial Information........................................................ 11
USL.......................................................................... 11
Separate Account USL VA-R.................................................... 12
The Series................................................................... 12
  Voting Privileges.......................................................... 15
The Fixed Account............................................................ 16
  Guarantee Periods.......................................................... 16
  Crediting Interest......................................................... 17
  New Guarantee Periods...................................................... 17
Certificate Issuance and Purchase Payments................................... 18
  Minimum Requirements....................................................... 18
  Payments................................................................... 19
  Cancellation............................................................... 19
Owner Account Value.......................................................... 20
  Variable Account Value..................................................... 20
  Fixed Account Value........................................................ 20
Transfer, Automatic Rebalancing, Surrender and Partial Withdrawal of Owner
  Account Value.............................................................. 21
  Transfers.................................................................. 21
  Automatic Rebalancing...................................................... 22
  Surrenders................................................................. 23
  Partial Withdrawals........................................................ 23
Annuity Period and Annuity Payment Options................................... 24
  Annuity Commencement Date.................................................. 24
  Application of Owner Account Value......................................... 24
  Fixed and Variable Annuity Payments........................................ 24
  Annuity Payment Options.................................................... 25
  Election of Annuity Payment Option......................................... 25
  Availability of Annuity Payment Options.................................... 26
  Transfers.................................................................. 28
Death Proceeds............................................................... 28
  Death Proceeds Before the Annuity Commencement Date........................ 28
  Death Proceeds After the Annuity Commencement Date......................... 29
  Proof of Death............................................................. 30
Charges Under the Certificates............................................... 30
  Premium Taxes.............................................................. 30
  Transfer Charges........................................................... 31
  Charge to the Separate Account............................................. 31
  Miscellaneous.............................................................. 32

  Systematic Withdrawal Plan................................................. 32
  Reduction in Administrative Expense Charge................................. 32
Other Aspects of the Certificates............................................ 32
  Owners, Annuitants, and Beneficiaries; Assignments......................... 32
  Reports.................................................................... 33
  Rights Reserved by Us...................................................... 33
  Payment and Deferment...................................................... 34
Federal Income Tax Matters................................................... 35
  General.................................................................... 35
  Non-Qualified Certificates................................................. 35
  Individual Retirement Annuities ("IRAs")................................... 37
  Roth IRAs.................................................................. 39
  Simplified Employee Pension Plans.......................................... 40
  Simple Retirement Accounts................................................. 40
  Other Qualified Plans...................................................... 40
  Private Employer Unfunded Deferred Compensation Plans...................... 41
  Federal Income Tax Withholding and Reporting............................... 42
  Taxes Payable by USL and the Separate Account.............................. 42
Distribution Arrangements.................................................... 42
Services Agreements.......................................................... 43
Legal Matters................................................................ 43
Year 2000 Considerations..................................................... 43
Other Information on File.................................................... 44
Contents of Statement of Additional Information.............................. 44

                                  DEFINITIONS

WE, OUR AND US - The United States Life Insurance Company in the City of New York ("USL").

YOU AND YOUR - a reader of this Prospectus who is contemplating making purchase payments or taking any other action in connection with a Certificate. This is generally the Owner of a Certificate.

ACCOUNT VALUE - the sum of your Fixed Account Value and Variable Account Value after deduction of any fees. We may subtract certain other charges from your Account Value in the case of transfers or distribution of your Account Value.

ACCUMULATION UNIT - a measuring unit used in calculating your interest in a Division of the Separate Account before the Annuity Commencement Date.

ADMINISTRATIVE CENTER - our annuity service center to which you should direct all requests, instructions and other communications. Our Administrative Center is located at 2727-A Allen Parkway, Houston, Texas 77019-2191. The mailing address for services is P.O. Box 1401, Houston, Texas 77251-1401. The mailing address for purchase payments is The United States Life Insurance Company in the City of New York, P.O. Box 4728 Dept A, Houston, Texas 77210-4728.

ANNUITANT - the person named as Annuitant in the application for a Certificate and on whose life annuity payments may be based.

ANNUITY COMMENCEMENT DATE - the date on which we begin making payments under an Annuity Payment Option, unless you elect a single sum payment instead.

ANNUITY PAYMENT OPTION - one of the ways in which you can request us to make annuity payments to you. An Annuity Payment Option will control the amount of each payment, how often we make payments, and for how long we make payments.

ANNUITY PERIOD - the period of time during which we make annuity payments under an Annuity Payment Option.

ANNUITY UNIT - a measuring unit used to calculate the amount of Variable Annuity Payments.

BENEFICIARY - the person who will receive any proceeds due under a Certificate following the death of an Owner or an Annuitant.

CERTIFICATE - an individual annuity Certificate offered by this Prospectus.

CERTIFICATE ANNIVERSARY - each anniversary of the date of issue of the Certificate.

CERTIFICATE YEAR - each year beginning with the date of issue of the Certificate.

CODE - the Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT - a person whom you designate under a Non-Qualified Certificate to become the Annuitant if the Annuitant dies before the Annuity Commencement Date and the Contingent Annuitant is alive when the Annuitant dies.

CONTINGENT BENEFICIARY - a person whom you designate to receive any proceeds due under a Certificate following the death of an Owner or an Annuitant, if the Beneficiary has died but the Contingent Beneficiary is alive when the proceeds become payable.

DIVISION - one of the several different investment options into which the Separate Account is divided. Each Division invests in shares of a Series.

FIXED ACCOUNT - the name of the investment option that allows you to allocate purchase payments to USL's General Account.

FIXED ACCOUNT VALUE - the sum of your net purchase payments and transfers in the Fixed Account, plus accumulated interest less any partial withdrawals and transfers you make out of the Fixed Account.

FIXED ANNUITY PAYMENTS - annuity payments that are fixed in amount and do not vary with the investment experience of any Division of the Separate Account.

GENERAL ACCOUNT - all assets of USL other than those in the Separate Account or any other legally segregated separate account established by USL.

GUARANTEED INTEREST RATE - the rate of interest we credit during any Guarantee Period, on an effective annual basis.

GUARANTEE PERIOD - the period for which we credit a Guaranteed Interest Rate.

HOME OFFICE - our office at the following address and phone number: The United States Life Insurance Company in the City of New York, 125 Maiden Lane, New York, N.Y. 10038; 1-212-709-6000. (You should, however, contact your sales representative or our Administrative Center for all services. Purchase payments should be mailed to the address for payments shown on the first page of this Prospectus.)

NON-QUALIFIED - not eligible for the kind of federal income tax treatment that occurs with retirement plans allowed by Sections 401, 403, 408 or 408A of the Code.

OWNER - the holder of record of a Certificate, except that the employer or trustee may be the Owner of the Certificate in connection with a retirement plan.

QUALIFIED - eligible for the kind of federal income tax treatment that occurs with retirement plans under sections 401, 403, 408 or 408A of the Code.

SEPARATE ACCOUNT - the segregated asset account of USL named The United States Life Insurance Company in the City of New York Separate Account USL VA-R which invests purchase payments under the Certificates.

SERIES - an individual portfolio of a mutual fund that you may choose for investment under the Certificates. Currently, the Series are part of either the American General Series Portfolio Company, Hotchkis and Wiley Variable Trust, LEVCO Series Trust, Navellier Variable Insurance Series Fund, Inc., OFFIT Variable Insurance Fund, Inc., Royce Capital Fund, or Wright Managed Blue Chip Series Trust.

VALUATION DATE - a day when we are open for business. However, a day is not a Valuation Date, if the Series in which a Division invests does not calculate the value of its shares on that day.

VALUATION PERIOD - the period that starts at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the New York Stock Exchange on the next Valuation Date.

VARIABLE ACCOUNT VALUE - the sum of your account values in the Separate Account Divisions. Your account value in a Separate Account Division is the value of a Division's Accumulation Unit multiplied by the number of Accumulation Units you have in that Division.

VARIABLE ANNUITY PAYMENTS - annuity payments that vary in amount based on the investment earnings and losses of one or more of the Divisions.

WRITTEN - signed, dated, and in a form satisfactory to us and received at our Administrative Center. You must use special forms we or your sales representative provide to elect an Annuity Payment Option.

                                   FEE TABLE

The purpose of this Fee Table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly under a Certificate. The table reflects expenses of the Separate Account and the Series. We may also deduct amounts for state premium taxes or similar assessments, where applicable.

PARTICIPANT TRANSACTION CHARGES

     Front-End Sales Charge Imposed on Purchases...................   0%
     Surrender Charge..............................................   0%
     (computed as a percentage of purchase payments surrendered)
     Transfer Charge...............................................  $0/1/


ANNUAL CERTIFICATE FEE.............................................  $0

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily net asset value)

     Mortality and Expense Risk Charge                             0.36%
     Administrative Expense Charge                                 0.04%
                                                                   -----
  Total Separate Account Annual Expenses                           0.40%
                                                                   =====

----------------
/1/ This charge is $25 after the 12th transfer during each Certificate Year before the Annuity Commencement Date. Certain exceptions apply.

THE SERIES' ANNUAL EXPENSES1 (as a percentage of average daily Variable Account Value)

                                             Management         Other
                                             Fees After        Expenses      Annual Expenses
                                              Expense       After Expense     After Expense
                                           Reimbursement    Reimbursement     Reimbursement
                                            and Waiver/3/    and Waiver/3/     and Waiver/3/
                                           --------------   --------------   ----------------
Hotchkis and Wiley Equity Income VIP                0.75%            0.40%              1.15%
Hotchkis and Wiley Low Duration VIP                 0.46%            0.12%              0.58%
LEVCO Equity Value                                  0.85%            0.25%              1.10%
Navellier Growth                                    0.85%            0.65%              1.50%
OFFIT VIF-Emerging Markets                          0.32%            1.18%              1.50%
OFFIT VIF-High Yield                                0.63%            0.52%              1.15%
OFFIT VIF-Total Return/2/                           0.00%            0.80%              0.80%
OFFIT VIF-U. S. Government Securities               0.07%            0.53%              0.60%
Royce Premier                                       0.00%            1.35%              1.35%
Wright International Blue Chip                      0.00%            1.85%              1.85%
Wright Selected Blue Chip                           0.00%            1.15%              1.15%
Money Market                                        0.50%            0.07%              0.57%

-----------------
   /1/ The Series' advisers or managers have entered into administrative services agreements with USL. The advisers or managers pay fees to USL for these services. The fees do not have a direct relationship to the Series' Annual Expenses. (See "Services Agreements.")

  /2/ OFFIT VIF-Total Return may invest a portion of its assets in shares of OFFIT VIF-High Yield, OFFIT VIF-Emerging Markets, and OFFIT VIF-U.S. Government Securities. Shareholders of OFFIT VIF-Total Return will indirectly bear the expenses of the underlying funds at the rates stated above.

  /3/ If expense reimbursements and fee waivers were terminated, management fees and other expenses would have been as shown in the following table.

                                                Management      Other     Total Annual
                                                   Fees       Expenses      Expenses
                                                -----------   ---------   -------------
     Hotchkis and Wiley Equity Income VIP             0.75%       5.01%           5.76%
     Hotchkis and Wiley Low Duration VIP              0.46%       3.54%           4.00%
     LEVCO Equity Value                               1.46%       0.25%           1.71%
     Navellier Growth                                 0.85%       7.38%           8.23%
     OFFIT VIF- Emerging Markets                      0.90%       1.69%           2.59%
     OFFIT VIF- High Yield                            0.85%       0.56%           1.41%
     OFFIT VIF-Total Return                           0.80%       6.53%           7.33%
     OFFIT VIF-U. S. Government Securities            0.35%       0.77%           1.12%
     Royce Premier                                    1.00%       4.63%           5.63%
     Wright International Blue Chip                   0.80%       6.62%           7.42%
     Wright Selected Blue Chip                        0.65%       1.76%           2.41%
     Money Market                                     0.50%       0.07%           0.57%

Example Whether or not you surrender or annuitize at the end of the applicable time period, the following expenses would apply to a $1,000 investment if you assume a 5% annual return on assets:

If all amounts are allocated
to a Division that invests in
one of the following Series:                1 year   3 years   5 years   10 years
-----------------------------------------   ------   -------   -------   --------
Hotchkis and Wiley Equity Income VIP           $16       $49      $ 84       $185
Hotchkis and Wiley Low Duration VIP            $10       $31      $ 54       $120
LEVCO Equity Value                             $15       $47      $ 82       $179
Navellier Growth                               $19       $60      $103       $222
OFFIT VIF-Emerging Markets                     $19       $60      $103       $222
OFFIT VIF-High Yield                           $16       $49      $ 84       $185
OFFIT VIF-Total Return                         $12       $38      $ 66       $145
OFFIT VIF-U. S. Government Securities*         $10       $32       N/A        N/A
Royce Premier                                  $18       $55      $ 95       $206
Wright International Blue Chip                 $23       $70      $120       $258
Wright Selected Blue Chip                      $16       $49      $ 84       $185
Money Market                                   $10       $31      $ 54       $119

* "N/A" reflects SEC rules that require OFFIT VIF-U.S. Government Securities to complete the Example for only the one and three year periods.

THE EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance. The Example assumes an estimated Average Account Value of $50,000.


                             COMMUNICATIONS TO US

You should include, in communications to us, your Certificate number, your name, and, if different, the Annuitant's name. You may direct communications to the addresses and phone numbers on the first page of this Prospectus.

Unless this Prospectus states differently, we will consider purchase payments or other communications to be received on the date we actually receive them, if they are in proper form. However, we will consider purchase payments to be received on the next Valuation Date if we receive them (1) after the close of regular trading on the New York Stock Exchange or (2) on a date that is not a Valuation Date.


                            PERFORMANCE INFORMATION

From time to time, we may include in advertisements and other sales materials several types of performance information for the Divisions. This information may include "average annual total return" and "cumulative total return." The Hotchkis and Wiley Low Duration VIP Division, OFFIT VIF-High Yield Division and OFFIT VIF-U.S. Government Securities Division may also advertise "yield." The Money Market Division may advertise "yield" and "effective yield."

The performance information that we may present is not an estimate or guarantee of future investment performance and does not represent the actual investment experience of amounts invested by a particular Owner. Additional information concerning a Division's performance appears in the Statement.

Total Return and Yield Quotations. Average annual total return and cumulative total return figures measure the net income of a Division and any realized or unrealized gains or losses of the underlying investments in the Division, over the period stated. Average annual total return figures are annualized and represent the average annual percentage change in the value of an investment in a Division over the period stated. Cumulative total return figures represent the cumulative change in value of an investment in a Division for various periods stated.

Yield is a measure of the net dividend and interest income earned over a specific one-month or 30-day period (seven-day period for the Money Market Division), expressed as a percentage of the value of the Division's Accumulation Units. Yield is an annualized figure, which means that we assume that the Division generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the Money Market Division similarly, but include the increase due to assumed compounding. The Money Market Division's effective yield will be slightly higher than its yield due to this compounding effect.

Average annual total return figures reflect deduction of all recurring charges and fees applicable under the Certificate to all Owner accounts, including the following:

  . the Mortality and Expense Risk Charge, and
  . the Administrative Expense Charge.

Division Performance. The investment performance for each Division that invests in a corresponding Series of the Trust will reflect the investment performance of that Series for the periods stated. This information appears in the Statement. For periods before the date the Certificates became available, we calculate the performance information for a Division on a hypothetical basis. In so doing, we reflect deductions of current Separate Account fees and charges under the Certificate from the historical performance of the corresponding Series. We may waive or reimburse certain fees or charges applicable to the Certificate. Such waivers or reimbursements will affect each Division's performance results.

Information about the experience of the investment advisers to the Series of the Fund appears in the prospectus for the Fund.

FINANCIAL RATINGS

USL may advertise or report to Owners its ratings as an insurance company by the
A. M. Best Company. Each year, A. M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A.M. Best's current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's Ratings range from A++ to F.

USL may also advertise or report to Owners its ratings as to claims-paying ability by the Standard & Poor's Corporation. A Standard & Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Standard & Poor's ratings range from AAA to D.

USL may additionally advertise its ratings as to claims-paying ability by the Duff & Phelps Credit Rating Co. A Duff & Phelps' claims-paying ability rating is an assessment of a company's insurance claims-paying ability. Duff & Phelps' ratings range from AAA to CCC.

Current ratings from A.M. Best, Standard & Poor's, and Duff & Phelps Credit Rating Co. may be used from time to time in any advertising about the Certificates, as well as in any reports that publish the ratings.

The ratings reflect the claims-paying ability and financial strength of USL. They are not a rating of investment performance that purchasers of insurance products funded through separate accounts, such as the Separate Account, have experienced or are likely to experience in the future.

OTHER INFORMATION

USL may also advertise endorsements from organizations, individuals or other parties that recommend USL or the Certificates. USL may occasionally include in advertisements (1) comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets, or (2) discussions of alternative investment vehicles and general economic conditions.


                             FINANCIAL INFORMATION

The financial statements of USL appear in the Statement. Please see the first page of this Prospectus for information on how to obtain a copy of the Statement. You should consider the financial statements of USL only as bearing on the ability of USL to meet its contractual obligations under the Certificates. The financial statements do not bear on the investment performance of the Separate Account. (See "Contents of Statement of Additional Information.") There are no financial statements for the Separate Account as it had not yet begun operations as of the date of this Prospectus.


                                      USL

USL is a stock life insurance company, organized under the laws of the State of New York in 1850. USL is an indirect, wholly-owned subsidiary of American General Corporation, a diversified financial services holding company engaged primarily in the insurance business. American General Financial Group is the marketing name for American General Corporation and its subsidiaries. USL is principally involved in writing life insurance policies and annuity contracts in the State of New York.

The commitments under the Certificates are USL's, and American General Corporation has no legal obligation to back those commitments.

USL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. USL's membership in IMSA applies only to USL and not its products.

                           SEPARATE ACCOUNT USL VA-R

USL established the Separate Account on August 8, 1997. The Separate Account has 29 Divisions, 12 of which are available under Certificates offered by this Prospectus. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

Each Division of the Separate Account is part of USL's general business, and the assets of the Separate Account belong to USL. Under New York law and the terms of the Certificates, the assets of the Separate Account will not be chargeable with liabilities arising out of any other business that USL may conduct. These assets will be held exclusively to meet USL's obligations under variable annuity Certificates. Furthermore, USL credits or charges the Separate Account with the income, gains, and losses from the Separate Account's assets, whether or not realized, without regard to other income, gains, or losses of USL.


                                  THE SERIES

The Separate Account has 12 Divisions funding the variable benefits under the Certificates. These Divisions invest in shares of one or more series of American General Series Portfolio Company, Hotchkis and Wiley Variable Trust, LEVCO Series Trust, Navellier Variable Insurance Series Fund, Inc., OFFIT Variable Insurance Fund, Inc., Royce Capital Fund and Wright Managed Blue Chip Series Trust (collectively, the "Underlying Funds").

The Underlying Funds offer shares of these Series, without sales charges, exclusively to insurance company variable annuity and variable life insurance separate accounts and not directly to the public. The Underlying Funds also offer shares to variable annuity and variable life insurance separate accounts of insurers that are not affiliated with USL.

We do not foresee any disadvantage to you arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various owners to conflict.

For example, violation of the federal tax laws by one separate account investing in one of the Underlying Funds could cause the contracts or certificates funded through another separate account to lose their tax-deferred status. Such a result might require us to take remedial action. A separate account may have to withdraw its participation in the Underlying Fund, if a material irreconcilable conflict arises among separate accounts. In that event, the Underlying Fund may have to liquidate portfolio securities at a loss to pay for a separate account's redemption of Trust or Fund shares. At the same time, the Boards of Trustees and the Boards of Directors of the Underlying Funds, and we, will monitor events for any material irreconcilable conflicts that may possibly arise and determine what action, if any, to take to remedy or eliminate the conflict.

The Series of the Underlying Funds and their management are as follows:


------------------------------------------------------------------------------------------------------------
         INVESTMENT COMPANY                        SERIES                          ADVISER/MANAGER
------------------------------------------------------------------------------------------------------------
American General Series Portfolio      Money Market Fund                 The Variable Annuity Life
 Company                                                                 Insurance Company
------------------------------------------------------------------------------------------------------------
Hotchkis and Wiley Variable Trust      Hotchkis and Wiley Equity         Hotchkis and Wiley, a division of
                                        Income VIP Portfolio             Merrill Lynch Asset Management,
                                       Hotchkis and Wiley Low            L.P.
                                        Duration VIP Portfolio
------------------------------------------------------------------------------------------------------------
LEVCO Series Trust                     LEVCO Equity Value Fund           John A. Levin and Co., Inc.
------------------------------------------------------------------------------------------------------------
Navellier Variable Insurance Series    Navellier Growth Portfolio        Navellier & Associates, Inc.
Fund, Inc.
------------------------------------------------------------------------------------------------------------
OFFIT Variable Insurance Fund, Inc.    OFFIT VIF-Emerging                OFFITBANK
                                        Markets Fund
                                       OFFIT VIF-High Yield Fund
                                       OFFIT VIF-Total Return Fund
                                       OFFIT VIF- U.S. Government
                                        Securities Fund
------------------------------------------------------------------------------------------------------------
Royce Capital Fund                     Royce Premier Portfolio           Royce & Associates, Inc.
------------------------------------------------------------------------------------------------------------
Wright Managed Blue Chip Series        Wright International Blue         Wright Investors' Service, Inc.
Trust                                   Chip Portfolio
                                       Wright Selected Blue Chip
                                        Portfolio
------------------------------------------------------------------------------------------------------------


The following chart sets out the investment objectives of each Series. There can be no assurance that investment objectives will be achieved.


------------------------------------------------------------------------------------------------------------------
SERIES                                                      INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------
Money Market Fund          Liquidity, protection of capital and current income through investments in short-term money market instruments.  Shares of the Money Market Fund are neither insured nor guaranteed by the U.S. Government.  There is no assurance that this Fund will be able to maintain a stable net asset value of $1.00 per share.
------------------------------------------------------------------------------------------------------------------
Hotchkis and Wiley         Seeks current income and long-term growth of income, accompanied by growth of capital.
Equity Income VIP          Invests primarily in U.S. stocks.
Portfolio
------------------------------------------------------------------------------------------------------------------
Hotchkis and Wiley Low     Maximize total return, consistent with preservation of capital.  Invests in bonds of
Duration VIP Portfolio     varying maturities with a portfolio duration of one to three years.
------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund    Achieve long-term growth of capital by emphasizing  the preservation of capital and control of volatility.  A research intensive, value oriented stock selection process is used in constructing a diversified portfolio.
------------------------------------------------------------------------------------------------------------------
Navellier Growth           Achieve long-term growth of capital primarily through investment in companies with
Portfolio                  appreciation potential.
------------------------------------------------------------------------------------------------------------------
OFFIT VIF-Emerging         Provide investors with a competitive total investment return by focusing on current
Markets Fund               yield and opportunities for capital appreciation primarily by investing in corporate and sovereign debt securities of emerging market countries.
------------------------------------------------------------------------------------------------------------------
OFFIT VIF-High Yield       High current income, with capital appreciation as a secondary objective.  Invests
Fund                       primarily in U.S. corporate fixed-income securities which are rated below investment grade or unrated at the time of investment.
------------------------------------------------------------------------------------------------------------------
OFFIT VIF- Total Return    Maximize total return from a combination of capital appreciation and current income by
Fund                       investing in a diversified portfolio of fixed-income securities, including U.S.
                           Government or agencies' obligations, investment grade fixed income, high yield and fixed-income securities and securities of other investment companies.  An SEC exemptive order permits this Fund to purchase shares of any of the existing or any new
                           Series of the OFFIT Variable Insurance Fund, Inc.
------------------------------------------------------------------------------------------------------------------
OFFIT VIF- U.S.            Current income consistent with preservation of capital.  Invests at least 80% of its
Government Securities      assets in U.S. Government obligations.
Fund
------------------------------------------------------------------------------------------------------------------
Royce Premier Portfolio    Long-term growth of capital and, as a secondary objective, current income.  Invests in a limited number of equity securities of small-cap companies viewed by Royce &
                           Associates, Inc. as having excellent business strengths and/or prospects for growth, high internal rates of return and low leverage and which are trading significantly below its estimate of their current worth.
------------------------------------------------------------------------------------------------------------------
Wright International       Long-term capital appreciation by investing primarily in equity securities of
Blue Chip Portfolio        well-established, non-U.S. companies that meet the advisor's quality standards.
------------------------------------------------------------------------------------------------------------------
Wright Selected Blue       Long-term capital appreciation and, as a secondary objective, reasonable current
Chip Portfolio             income, by investing primarily in equity securities of well-established U.S. companies that meet the Advisor's quality standards.
------------------------------------------------------------------------------------------------------------------


We automatically reinvest any dividends or capital gain distributions that we receive on shares of the Series held under Certificates. We reinvest at the Series' net asset value on the date payable. Dividends and distributions will reduce the net asset value of each share of the corresponding Series and increase the number of shares outstanding of the Series by an equivalent value. However, these dividends and distributions do not change your Account Value.

Before selecting any Division, you should carefully read the Underlying Fund Prospectus. The Prospectus provides more complete information about the Series in which the Division invests, including investment objectives and policies, charges and expenses. An Underlying Fund may accompany its Prospectus with a summary of the Prospectus called a "profile."

You can find information about the investment performance of a Series of the Underlying Funds and information about the business experience of the investment advisers to the Series in the Prospectuses. You may obtain additional copies of a Prospectus by contacting our Administrative Center at the addresses and phone numbers on the first page of this Prospectus. When making your request, please specify the Series of the Underlying Fund in which you are interested.

High yielding fixed-income securities such as those in which the OFFIT VIF-High Yield, Emerging Markets and Total Return Divisions invest are subject to greater market fluctuations and risk of loss of income and principal than investments in lower yielding fixed-income securities. You should carefully read the Underlying Fund Prospectuses for each Series in which these Divisions invest and consider your ability to assume the risks of making an investment in these Divisions.

VOTING PRIVILEGES

The following people may give us voting instructions for Series' shares held in the Separate Account Divisions attributable to their Certificate:

  . You, as the Owner, before the Annuity Commencement Date, and

  . The Annuitant or other payee, during the Annuity Period.

We will vote according to such instructions at meetings of shareholders of the Series.

We will determine who is entitled to give voting instructions and the number of votes for which they may give directions as of the record date for a meeting. We will calculate the number of votes in fractions. We will calculate the number of votes for any Series as follows:

  . For each Owner before the Annuity Commencement Date, we will divide (1) the Owner's Variable Account Value invested in the corresponding Division by (2) the net asset value of one share of that Series.

  . For each Annuitant or payee during the Annuity Period, we will divide (1) our liability for future Variable Annuity Payments to the Annuitant or payee by (2) the value of an Annuity Unit. We will calculate our liability for future Variable Annuity Payments based on the mortality assumptions and the assumed interest rate that we use in determining the number of Annuity Units under a Certificate and the value of an Annuity Unit.

We will vote all shares of each Series owned by the Separate Account as follows:

  . Shares for which we receive instructions, in accordance with those instructions, and

  . Shares for which we receive no instructions, including any shares we own on our own behalf, in the same proportion as the shares for which we receive instructions.

Shares of each Series may be owned by separate accounts of insurance companies other than us. We understand that each Series will see that all insurance companies vote shares uniformly.

We believe that our voting instruction procedures comply with current federal securities law requirements. However, we reserve the right to modify these procedures to conform with legal requirements and interpretations that are put in effect or modified from time to time.

                               THE FIXED ACCOUNT

Amounts in the Fixed Account or supporting Fixed Annuity Payments become part of our General Account. We have not registered interests in the General Account under the Securities Act of 1933, and we have not registered the General Account as an investment company under the 1940 Act based on federal law exclusion and exemption. The staff of the Securities and Exchange Commission has advised us that it has not reviewed the disclosures in this Prospectus that relate to the Fixed Account or Fixed Annuity Payments. At the same time, we have legal responsibility for the accuracy and completeness of this Prospectus.

Our obligations for the Fixed Account are legal obligations of USL. Our General Account assets support these obligations. These General Account assets also support our obligations under other insurance and annuity contracts.
Investments purchased with amounts allocated to the Fixed Account are the property of USL. Owners have no legal rights in such investments.

GUARANTEE PERIODS

Account Value that the Owner allocates to the Fixed Account earns a Guaranteed Interest Rate beginning with the date of the allocation. This Guaranteed Interest Rate continues for the number of years that the Owner selects from among the Guarantee Periods that we then offer.

At the end of a Guarantee Period, we will allocate your Account Value in that Guarantee Period, including interest you have earned, to a new Guarantee Period of the same length. In the alternative, the Owner may submit a Written request to us to allocate this amount to a different Guarantee Period or Periods or to one or more of the Divisions of the Separate Account. We must receive this Written request at least three business days before the end of the Guarantee Period.

We will contact the Owner regarding the scheduled Annuity Commencement Date, if the Owner has not provided the necessary Written request and the renewed Guarantee Period extends beyond the scheduled Annuity Commencement Date.

The first day of the new Guarantee Period (or other reallocation) will be the day after the end of the prior Guarantee Period. We will notify the Owner in writing at least 30 days and not more than 60 days before the end of any Guarantee Period.

If the Owner's Account Value in a Guarantee Period is less than $500, we reserve the right to transfer, without charge, the balance to the Money Market Division at the end of that Guarantee Period. However, we will transfer the balance to another Division selected by the Owner if we have received Written instructions to transfer the balance to that Division.

CREDITING INTEREST

We declare the Guaranteed Interest Rates from time to time as market conditions dictate. We tell an Owner the Guaranteed Interest Rate for a chosen Guarantee Period at the time we receive a purchase payment, make a transfer, or renew a Guarantee Period. We may credit a different interest rate from one Guarantee Period to another Guarantee Period that is of the same length but that began on a different date. The minimum Guaranteed Interest Rate is an effective annual rate of 3%.

Proceeds from an exchange, rollover or transfer will accrue interest in the following manner, if you allocate them to the Fixed Account within 60 days following the date of application for a Certificate:

  . We credit interest to such proceeds during the Guarantee Period chosen.

  . We will calculate interest at a rate that is the higher of:

    (a) the current interest rate we use on the date of application for the Guarantee Period selected; or

    (b) the current interest rate that we use on the date we receive the proceeds.

Proceeds that we receive more than 60 days after the date the application is signed receive interest at the rate in effect on the date we receive the proceeds.

We credit interest to the Fixed Account starting with the date we receive the proceeds. The interest rate we use remains the same for the duration of the applicable Guarantee Period.

USL's management makes the final determination of the Guaranteed Interest Rates to be declared. USL cannot predict or assure the level of any future Guaranteed Interest Rates in excess of the minimum Guaranteed Interest Rate stated in your Certificate.

You may obtain information concerning the Guaranteed Interest Rates that apply to the various Guarantee Periods at any time from your sales representative or from the addresses or telephone numbers on the first page of this Prospectus.

NEW GUARANTEE PERIODS

Each allocation or transfer of an amount to a Guarantee Period starts the running of a new Guarantee Period for that amount. That new Guarantee Period will earn a Guaranteed Interest Rate that will continue unchanged until the end of that Period. The Guaranteed Interest Rate will never be less than the minimum Guaranteed Interest Rate stated in your Certificate.

We may offer one or more Guarantee Periods with a required dollar cost averaging feature. (See "Transfers.") Currently, we make available a one-year Guarantee Period and no others. However, we reserve the right to change the Guarantee Periods that we make available at any time, except that we will always make available a one-year Guarantee Period.

                  CERTIFICATE ISSUANCE AND PURCHASE PAYMENTS

The minimum initial purchase payment is $50,000. The minimum subsequent purchase payment is $5,000. We reserve the right to modify these minimums at our discretion.

Your application to purchase a Certificate must be on a Written application that we provide and that you sign. USL and American General Securities Incorporated, as distributor of the Certificates, may agree on a different medium or format for the application. The Owner, joint Owner, Annuitant and Contingent Annuitant must each be no older than 85. When a purchase payment accompanies an application to purchase a Certificate and you have properly completed the application, we will either:

  . process the application, credit the purchase payment, and issue the Certificate, or

  . reject the application and return the purchase payment within two Valuation
    Dates after receipt of the application.

If you have not completed the application or have not completed it correctly, we will request additional documents or information within five Valuation Dates after receipt of the application.

If we have not received a correctly completed application within five Valuation Dates after receipt of the purchase payment at our Administrative Center, we will return the purchase payment immediately. However, you may specifically consent to our retaining the purchase payment until you complete the application. In that case, we will credit the initial purchase payment as of the end of the Valuation Period in which we receive the last information required to process the application.

We will credit subsequent purchase payments as of the end of the Valuation Period in which we receive them along with any required Written identifying information.

We reserve the right to reject any application or purchase payment for any reason.

MINIMUM REQUIREMENTS

If your Account Value in any Division falls below $500 because of a partial withdrawal from the Certificate, we reserve the right to transfer, without charge, the remaining balance in that Division to the Money Market Division.

If your Account Value in any Division falls below $500 because of a transfer to another Division or to the Fixed Account, we reserve the right to transfer the remaining balance in that Division, without charge and pro rata, to the investment option or options to which the transfer was made.

We will waive these minimum requirements for transfers under the dollar cost averaging and automatic rebalancing programs. (See "Transfers" and "Automatic Rebalancing.")

If your total Account Value falls below $10,000, we may cancel the Certificate. We consider such a cancellation a full surrender of the Certificate. We will provide you with 60 days advance notice of any cancellation in these circumstances.

So long as the Account Value does not fall below $10,000, you do not have to make further purchase payments. You may, however, elect to make subsequent purchase payments at any time before the Annuity Commencement Date, if the Owner and Annuitant are still living.

PAYMENTS

You should make checks for subsequent purchase payments payable to The United States Life Insurance Company in the City of New York and forward them directly to the address for payments shown on the first page of this Prospectus, unless we ask you to use another address. We also accept purchase payments by wire or by exchange from another insurance company. You may obtain further information about how to make purchase payments by either of these methods from your sales representative or from us at the addresses and telephone numbers on the first page of this Prospectus.

You may make purchase payments pursuant to employer-sponsored plans only with our agreement.

Your purchase payments are allocated to the Divisions of the Separate Account or the Guarantee Periods of the Fixed Account as of the date we credit the purchase payments to your Certificate. In your application form, you select (in whole percentages) the amount of each purchase payment that you are allocating to each Division and Guarantee Period. You can change these allocation percentages at any time by Written notice to us.

We issue the Certificates under a group annuity master contract that we have issued to the trustee of a group trust. We established the group trust under Delaware law. The master contract provides for rights under the Certificates and further provides that nothing in the master contract will invalidate or impair any right granted to an Owner. The master contract does not provide any material ownership rights to the master contract owner and, in particular, does not authorize the master contract owner to surrender the master contract.

CANCELLATION

You may cancel your Certificate by delivering it or mailing it with a Written cancellation request to our Administrative Center or to your sales representative, before the close of business on the 10th day after you receive the Certificate.

We will refund to you the sum of:

  . any purchase payments allocated to a Guarantee Period of the Fixed Account,

  . your Account Value allocated to the Divisions of the Separate Account, and

  . any additional amount deducted for premium taxes.


                              OWNER ACCOUNT VALUE

Before the Annuity Commencement Date, your Account Value under a Certificate is the sum of your Variable Account Value and Fixed Account Value, as discussed below.

VARIABLE ACCOUNT VALUE

As of any Valuation Date before the Annuity Commencement Date:

  . Your Variable Account Value is the sum of your Variable Account Values in each Division of the Separate Account.

  . Your Variable Account Value in a Division is the product of the number of your Accumulation Units in that Division multiplied by the value of one such Accumulation Unit as of that Valuation Date.

There is no guaranteed minimum Variable Account Value. To the extent that your Account Value is allocated to the Separate Account, you bear the entire investment risk.

We credit Accumulation Units in a Division to you when you allocate purchase payments or transfer amounts to that Division. Similarly, we redeem Accumulation Units when you transfer or withdraw amounts from a Division or when we pay certain charges under the Certificate. We determine the value of these Accumulation Units at the end of the Valuation Date on which we make the credit or charge.

The value of an Accumulation Unit for a Division on any Valuation Date is equal to the previous value of that Division's Accumulation Unit multiplied by that Division's net investment factor for the Valuation Period ending on that Valuation Date.

The net investment factor for a Division is determined by dividing (1) the net asset value per share of the Series' shares held by the Division, determined at the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distribution made for the Series' shares held by the Division during the current Valuation Period, by (2) the net asset value per share of the Series' shares held in the Division determined at the end of the previous Valuation Period. We then subtract from that result a factor representing the mortality risk, expense risk and administrative expense charge.

FIXED ACCOUNT VALUE

As of any Valuation Date before the Annuity Commencement Date:

  . Your Fixed Account Value is the sum of your Fixed Account Value in each
    Guarantee Period.

  . Your Fixed Account Value in any Guarantee Period is equal to the following amounts, in each case increased by accrued interest at the applicable Guaranteed Interest Rate: (1) the amount of net purchase payments, renewals and transferred amounts allocated to the Guarantee Period, less (2) the amount of any transfers or withdrawals out of the Guarantee Period, including withdrawals to pay applicable charges.

USL guarantees the Fixed Account Value. USL bears the investment risk for amounts allocated to the Fixed Account, except to the extent that USL may vary the Guaranteed Interest Rate for future Guarantee Periods (subject to the minimum Guaranteed Interest Rate stated in your Certificate).


            TRANSFER, AUTOMATIC REBALANCING, SURRENDER AND PARTIAL
                       WITHDRAWAL OF OWNER ACCOUNT VALUE

TRANSFERS

You can transfer your Account Value beginning 30 days after we issue your Certificate and before the Annuity Commencement Date. The following rules apply:

  . You may transfer your Account Value at any time among the available
    Divisions of the Separate Account and Guarantee Periods. Transfers will be effective at the end of the Valuation Period in which we receive your Written transfer request.

  . If a transfer causes your Account Value in any Division or Guarantee Period to fall below $500, we reserve the right to transfer the remaining balance in that Division or Guarantee Period in the same proportions as the transfer request.

  . You may make up to 12 transfers each Certificate Year without charge. We will charge you $25 for each additional transfer.

  . You may transfer no more than 25% of the Account Value you allocated to a Guarantee Period at its inception during any Certificate Year. This 25% limitation does not apply to transfers (1) within 15 days before or after the end of the Guarantee Period in which you held the transferred amounts, or (2) a renewal at the end of the Guarantee Period to the same Guarantee Period.

We reserve the right to defer any transfers from the Fixed Account to any Division for up to six months.

You may establish an automatic transfer plan. (We also refer to this plan as a dollar cost averaging plan.) Under this plan, we will automatically transfer amounts from the Money Market Division or the one-year Guarantee Period (or any other Guarantee Period that is available at that time) to one or more other Divisions. By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the corresponding Division only when the price is high. An automatic transfer plan does not guarantee a profit and it does not protect against a loss if market prices decline. You will select:

  . the amount we are to transfer under the plan;

  . the frequency of the transfers either monthly, quarterly, semi-annually, or annually; and

  . the duration of the plan.

Transfers under any automatic transfer plan will:

  . not count towards the 12 free transfers each Certificate Year,

  . not incur a $25 charge,

  . not be subject to the 25% limitation on transfers from a Guarantee Period, and

  . not be subject to the minimum Division Account Value requirement described above.

You may obtain additional information about how to establish an automatic transfer plan from your sales representative or from us at the telephone numbers and addresses on the first page of this Prospectus. You cannot have an automatic transfer plan in effect at the same time you have Automatic Rebalancing, described below, in effect.

We have not designed the Certificates for professional market timing organizations or other entities using programmed and frequent transfers. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable period.

AUTOMATIC REBALANCING

You may arrange for Automatic Rebalancing among the Separate Account Divisions if your Certificate has an Account Value of $25,000 or more at the time we receive the application for Automatic Rebalancing. You may apply for Automatic Rebalancing either at issue or after issue, and you may subsequently discontinue it.

Under Automatic Rebalancing, we transfer funds among the Separate Account Divisions to maintain the percentage allocation you have selected for each Division. At your election, we will make these transfers on a quarterly, semi-annual or annual basis, measured from the Certificate Anniversary date. A Certificate Anniversary date that falls on the 29th, 30th, or 31st of the month will result in Automatic Rebalancing starting with the 1st of the next month.

Automatic Rebalancing does not permit transfers to or from any Guarantee Period. Transfers under Automatic Rebalancing will not count towards the 12 free transfers each Certificate Year and will not incur a $25 charge. You cannot have Automatic Rebalancing in effect at the same time you have an automatic transfer plan, described above, in effect.

SURRENDERS

At any time before the Annuity Commencement Date and while the Annuitant is still living, the Owner may make a full surrender from a Certificate.

We will pay you the following upon full surrender:

  . your Account Value at the end of the Valuation Period in which we receive a Written surrender request,

  . minus any applicable premium tax.

Our current practice is to require that you return the Certificate with any request for a full surrender.

After a full surrender, or if the Owner's Account Value falls to zero, all rights of the Owner, Annuitant or any other person under the Certificate will end.

All collateral assignees of record must consent to any full surrender.

PARTIAL WITHDRAWALS

Your Written request for a partial withdrawal should specify the Divisions of the Separate Account, or the Guarantee Periods of the Fixed Account, from which you wish to make the partial withdrawal. We will take the withdrawal pro rata from the Divisions and Guarantee Periods, if (1) you do not tell us how to make the withdrawal, or (2) we cannot make the withdrawal as you requested.

Partial withdrawal requests must be for at least $100 or, if less, all of your Account Value. If your remaining Account Value in a Division or Guarantee Period would be less than $500 as a result of the withdrawal (except for the Money Market Division), we reserve the right to transfer the remaining balance to the Money Market Division. We will do this without charge. We may deny your request for a partial withdrawal if it would reduce your Account Value below $10,000.

We will always pay you the amount of your partial withdrawal request (except that we may deny your request for a partial withdrawal if it would reduce your Account Value below $10,000). Therefore, the value of your Accumulation Units and Fixed Account interests that we redeem will equal the amount of the withdrawal request, plus any applicable premium tax. You can also tell us to take income tax from the amount you want withdrawn.

We also make available a systematic withdrawal plan. Under this plan, you may make automatic partial withdrawals in amounts and at periodic intervals that you specify. The terms and conditions that apply to other partial withdrawals will also apply to this plan. You may obtain additional information about how to establish a systematic withdrawal plan from your sales representative or from us at the addresses and telephone numbers on the first page of this Prospectus. We reserve the right to modify or terminate the systematic withdrawal plan at any time.

The Code imposes a penalty tax on certain premature surrenders or withdrawals. See the "Federal Income Tax Matters" section for a discussion of this and other tax implications of total surrenders and systematic and other partial withdrawals. The section also discusses tax withholding requirements.

All collateral assignees of record must consent to any partial withdrawals.


                  ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS

ANNUITY COMMENCEMENT DATE

The Annuity Commencement Date may be any day of any month between the Annuitant's 50th and 90th birthday. You may select the Annuity Commencement Date on the Certificate application. You may also change a previously selected date any time before that date by submitting a Written request, subject to our approval.

See "Federal Income Tax Matters" for a discussion of the penalties that may result from distributions prior to the Annuitant's reaching age 59 1/2 under any Certificate or after April 1 of the year following the calendar year in which the Annuitant reaches age 70 1/2 under certain Qualified Certificates.

APPLICATION OF OWNER ACCOUNT VALUE

We will automatically apply your Variable Account Value in any Division to provide Variable Annuity Payments based on that Division and your Fixed Account Value to provide Fixed Annuity Payments. However, we will apply your Account Value in different proportions, if you give us Written instructions at least 30 days before the Annuity Commencement Date.

We deduct any applicable state and local premium taxes from the amount of Account Value that we apply to an Annuity Payment Option. Subject to any such adjustments, we apply your Variable and Fixed Account Values to an Annuity Payment Option, as discussed below, as of the end of the Valuation Period that contains the 10th day before the Annuity Commencement Date.

FIXED AND VARIABLE ANNUITY PAYMENTS

We will determine your first monthly Fixed or Variable Annuity Payment using the annuity tables in the Certificate and the amount of your Account Value that is applied to provide the Fixed or Variable Annuity Payments.

We determine the amount of each monthly Fixed Annuity Payment thereafter based on the terms of the Annuity Payment Option selected.

We determine the amount of each monthly Variable Annuity Payment thereafter as follows:

  . We convert the Account Value that we apply to provide Variable Annuity
    Payments to a number of Annuity Units. We do this by dividing the amount of the first Variable Annuity Payment by the value of an Annuity Unit of a Division as of the end of the Valuation Period that includes the 10th day before the Annuity Commencement Date. This number of Annuity Units remains constant for any Annuitant.

  . We determine the amount of each subsequent Variable Annuity Payment by multiplying the number of Annuity Units by the value of an Annuity Unit as of the end of the Valuation Period that contains the 10th day before the date of each payment.

  . If we base the Variable Annuity Payments on more than one Division, we perform these calculations separately for each Division.

  . The value of an Annuity Unit at the end of a Valuation Period is the value of the Annuity Unit at the end of the previous Valuation Period, multiplied by the net investment factor (see "Variable Account Value") for the Valuation Period, with an offset for the 3.5% assumed interest rate used in the Certificate's annuity tables.

The Certificate's annuity tables use a 3.5% assumed interest rate. A Variable Annuity Payment based on a Division will be greater than the previous month, if the Division's investment return for the month is at an annual rate greater than 3.5%. Conversely, a Variable Annuity Payment will be less than the previous month, if the Division's investment return is at an annual rate less than 3.5%.

ANNUITY PAYMENT OPTIONS

Sixty to ninety days before the scheduled Annuity Commencement Date, we will (1) notify you that the Certificate is scheduled to mature, and (2) request that you select an Annuity Payment Option.

If you have not selected an Annuity Payment Option ten days before the Annuity Commencement Date, we will proceed as follows:

  . we will extend the Annuity Commencement Date to the Annuitant's 90th birthday, if the scheduled Annuity Commencement Date is any date prior to the Annuitant's 90th birthday; or

  . we will pay the Account Value, less any applicable charges and premium taxes, in one sum to you, if the scheduled Annuity Commencement Date is the Annuitant's 90th birthday.

The Code imposes minimum distribution requirements on the Annuity Payment Option you choose for a Qualified Certificate. (See "Federal Income Tax Matters.") We are not responsible for monitoring or advising Owners whether they are meeting the minimum distribution requirements, unless we have received a specific Written request to do so.

ELECTION OF ANNUITY PAYMENT OPTION

You may elect an Annuity Payment Option only if the initial annuity payment meets the following minimum requirements:

  . your Account Value must be at least $2,000; and

  . your Annuity Payment Option must provide for monthly payments of at least
    $20.

If your Account Value is below the minimum amount, or if the initial payment would fall below $20, we will make a single payment to the Annuitant or other properly-designated payee equal to your Account Value. We will deduct premium tax from such payment if it is required in your state.

You may elect the annuity option for payments to a Beneficiary if you or the Annuitant dies. If you have not made this election, the Beneficiary may do so within 60 days after the death proceeds become payable. (See "Death Proceeds.") Thereafter, the Beneficiary will have all the remaining rights and powers under the Certificate and be subject to all of its terms and conditions. We will make the first annuity payment at the beginning of the second month following the month in which we approve the settlement request. We will credit Annuity Units based on Annuity Unit Values at the end of the Valuation Period that contains the 10th day before the beginning of that second month.

When an Annuity Payment Option becomes effective, you must deliver the Certificate to our Administrative Center, in exchange for a payment contract providing for the option elected.


We provide information about the relationship between the Annuitant's gender and the amount of annuity payments, including any requirements for gender-neutral annuity rates and in connection with certain employee benefit plans under "Gender of Annuitant" in the Statement. (See "Contents of Statement of Additional Information.")

AVAILABLE ANNUITY PAYMENT OPTIONS

Each Annuity Payment Option, except Option 5, is available on both a fixed and variable basis. Option 5 is available on a fixed basis only.

OPTION 1 - LIFE ANNUITY - We make annuity payments monthly during the lifetime of the Annuitant. These payments stop with the last payment due before the death of the Annuitant. We do not guarantee a minimum number of payments under this arrangement. For example, the Annuitant or other payee might receive only one annuity payment if the Annuitant dies before the second annuity payment.

OPTION 2 - LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN - We make annuity payments monthly during the lifetime of an Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain if the Annuitant dies during that period.

OPTION 3 - JOINT AND LAST SURVIVOR LIFE ANNUITY - We make annuity payments monthly during the lifetime of the Annuitant and another payee and during the lifetime of the survivor of the two. We stop making payments with the last payment before the death of the survivor. We do not guarantee a minimum number of payments under this arrangement. For example, the Annuitant or other payee might receive only one annuity payment if both die before the second annuity payment. The election of this option is ineffective if either one dies before the Annuity Commencement Date. In that case, the survivor becomes the sole Annuitant, and we do not pay death proceeds because of the death of the other Annuitant.

OPTION 4 - PAYMENTS FOR A DESIGNATED PERIOD - We make annuity payments monthly to an Annuitant or other properly-designated payee, or at his or her death, to the Beneficiary, for a selected number of years ranging from five to 40. If this option is selected on a variable basis, the designated period may not exceed the life expectancy of the Annuitant or other properly-designated payee.

Under the fourth Option, we make no mortality guarantee, even though we reduce Variable Annuity Payments as a result of a charge to the Separate Account that is partially for mortality risks. (See "Charge to the Separate Account.")

A payee receiving Variable (but not Fixed) Annuity Payments under Option 4 can elect at any time to commute (terminate) the option and receive the current value of the annuity option in a single sum. The current value of an annuity under Option 4 is the value of all remaining annuity payments, assumed to be level, discounted to present value at an annual rate of 3.5%. We calculate that value the next time we determine values after receiving your Written request for payment. The election of a single sum payment under Option 4 is the only way you may terminate any Annuity Payment Option once annuity payments have started.

OPTION 5 - PAYMENTS OF A SPECIFIC DOLLAR AMOUNT - We pay the amount due in equal monthly installments of a designated dollar amount until the remaining balance is less than the amount of one installment. The amount of each installment may not be less than $125 or more than $200 each year per $1,000 of the original amount due. If the person receiving these payments dies, we continue to make the remaining payments to the Beneficiary. Payments under this option are available on a fixed basis only. To determine the remaining balance at the end of any month, we decrease the balance at the end of the previous month by the amount of any installment paid during the month. We then apply, to the remainder, interest at a rate not less than 3.5% compounded annually. If the remaining balance at any time is less than the amount of one installment, we will pay the balance as the final payment under the option.

The Code may treat the election of Option 4 or Option 5 in the same manner as a surrender of the total account. For tax consequences of such treatment, see "Federal Income Tax Matters." In addition, the Code may not give tax-deferred treatment to subsequent earnings.

ALTERNATIVE AMOUNT UNDER FIXED LIFE ANNUITY OPTIONS - In the case of Fixed Annuity Payments under one of the first three Annuity Payment Options described above, we make a special election available. In that case, the Owner (or the Beneficiary, if the Owner has not elected a payment option) may elect monthly payments based on single payment immediate fixed annuity rates we offer at that time. This provision allows the Annuitant or other properly-designated payee to receive the fixed annuity purchase rate in effect for new single payment immediate annuity certificates, if it is more favorable.

In place of monthly payments, you may elect payments on a quarterly, semi-annual or annual basis. In that case, we determine the amount of each annuity payment on a basis consistent with that described above for monthly payments.

TRANSFERS

After the Annuity Commencement Date, the Annuitant or other properly-designated payee may make six transfers every Certificate Year among the available Divisions of the Separate Account or from the Divisions to a Fixed Annuity Payment Option. We will assess no charge for the transfer. We do not permit transfers from a Fixed to a Variable Annuity Payment Option. If a transfer causes the value in any Division to fall below $500, we reserve the right to transfer the remaining balance in that Division in the same proportion as the transfer request. We make transfers effective at the end of the Valuation Period in which we receive the Written transfer request at our Administrative Center. We reserve the right to terminate or restrict transfers at any time.


                                DEATH PROCEEDS

DEATH PROCEEDS BEFORE THE ANNUITY COMMENCEMENT DATE

The death proceeds described below are payable to the Beneficiary under the Certificate if any of the following events occurs before the Annuity Commencement Date:

  . the Annuitant dies, and no Contingent Annuitant has been named under a Non-
    Qualified Certificate;

  . the Annuitant dies, and we also receive proof of death of any named
    Contingent Annuitant; or

  . the Owner (including the first to die in the case of joint Owners) of a Non-
    Qualified Certificate dies, regardless of whether the deceased Owner was also the Annuitant. (However, if the Beneficiary is the Owner's surviving spouse, or the Owner's surviving spouse is a joint Owner, the surviving spouse may elect to continue the Certificate as described later in this section.)

If the deceased Owner was a joint Owner, we will pay the death proceeds to the surviving joint Owner. In this case, we will treat the surviving joint Owner as the Beneficiary, and we will not recognize any other designation of Beneficiary. However, joint Owners may provide written instructions to pay death proceeds in a different manner.

Before age 81, the death proceeds will equal the greater of:

  . the sum of all net purchase payments made (less any premium taxes we deducted previously and all prior partial withdrawals); or

  . the Owner's Account Value as of the end of the Valuation Period in which we receive, at our Administrative Center, proof of death and the Written request as to the manner of payment.

At age 81 and afterward, the death proceeds will equal the Account Value.

In all cases, we will deduct any applicable premium taxes.

We will pay the death proceeds to the Beneficiary as of the date the proceeds become payable. Such date is the end of the Valuation Period in which we receive:

  . proof of the Owner's or Annuitant's death, and

  . a Written request from the Beneficiary specifying the manner of payment.

If the Owner has not already done so, the Beneficiary may, within 60 days after the date the death proceeds become payable, elect to receive the death proceeds as (1) a single sum or (2) in the form of one of the Annuity Payment Options provided in the Certificate. (See "Annuity Payment Options.") If we do not receive a request specifying the manner of payment, we will make a single payment, based on values we determine at that time.

If the Owner (including the first to die if there are joint Owners) under a Non-Qualified Certificate dies before the Annuity Commencement Date, we will distribute all amounts payable under the Certificate in accordance with the following rules:

  . We will distribute all amounts:

    (a) within five years of the date of death, or

    (b) if the Beneficiary elects, as annuity payments, beginning within one year of the date of death and continuing over a period not extending beyond the life or life expectancy of the Beneficiary.

  . If the Beneficiary is the Owner's surviving spouse, the spouse may elect to continue the Certificate as the new Owner. If the original Owner was the Annuitant, the surviving spouse may also elect to become the new Annuitant. This election is also available to the surviving spouse who is a joint Owner, even if the surviving spouse is not the Beneficiary. In this case, we will treat the surviving spouse as the Beneficiary, and we will not recognize any other designation of Beneficiary.

  . If the Owner is not a natural person, these distribution requirements apply at the death of the primary Annuitant, within the meaning of the Code. Under a parallel section of the Code, similar requirements apply to retirement plans for which we issue Qualified Certificates.

Failure to satisfy the requirements described in this section may result in serious adverse tax consequences.

DEATH PROCEEDS AFTER THE ANNUITY COMMENCEMENT DATE

If the Annuitant dies on or after the Annuity Commencement Date, the amounts payable to the Beneficiary or other properly-designated payee are any continuing payments under the Annuity Payment Option in effect. (See "Annuity Payment Options.") In such case, the payee will:

  . have all the remaining rights and powers under a Certificate, and

  . be subject to all the terms and conditions of the Certificate.

Also, if the Annuitant dies on or after the Annuity Commencement Date, no previously named Contingent Annuitant can become the Annuitant.

If the payee under a Non-Qualified Certificate dies after the Annuity Commencement Date, we will distribute any remaining amounts payable under the terms of the Annuity Payment Option at least as rapidly as under the method of distribution in effect when the payee died. If the payee is not a natural person, this requirement applies upon the death of the primary Annuitant, within the meaning of the Code.

Under a parallel section of the Code, similar requirements apply to retirement plans for which we issue Qualified Certificates.

Failure to satisfy the requirements described in this section may result in serious adverse tax consequences.

PROOF OF DEATH

We accept the following as proof of any person's death:

  . a certified death certificate;

  . a certified decree of a court of competent jurisdiction as to the finding of death;

  . a written statement by a medical doctor who attended the deceased at the time of death; or

  . any other proof satisfactory to us.

Once we have paid the death proceeds, the Certificate terminates, and our obligations are complete.


                        CHARGES UNDER THE CERTIFICATES

PREMIUM TAXES

When applicable, we will deduct premium taxes imposed by certain states. We may deduct such amount either at the time the tax is imposed or later. We may deduct the amount as follows:

  .  from purchase payment(s) when received;

  .  from the Owner's Account Value at the time annuity payments begin;

  .  from the amount of any partial withdrawal; or

  . from proceeds payable upon termination of the Certificate for any other reason, including death of the Owner or Annuitant, and surrender of the Certificate.

If premium tax is paid, USL may reimburse itself for the tax when making the deduction under the second, third, and fourth items on the list, immediately above, by multiplying the sum of Purchase Payments being withdrawn by the applicable premium tax percentage.

Applicable premium tax rates depend upon the Owner's then-current place of residence. Applicable rates currently range from 0% to 3.5%. The rates are subject to change by legislation, administrative interpretations, or judicial acts. We will not make a profit on this charge.

TRANSFER CHARGES

We describe the charges assessed to pay for the expense of making transfers under "Transfer, Automatic Rebalancing, Surrender and Partial Withdrawal of Owner Account Value - Transfers" and "Annuity Period and Annuity Payment Options
- Transfers." These charges are not designed to yield a profit.

CHARGE TO THE SEPARATE ACCOUNT

We deduct from Separate Account assets a daily charge at an annualized rate of 0.40% (which we may change, but which will never exceed 0.66%) of the average daily net asset value of the Separate Account attributable to the Certificates. This charge (1) offsets administrative expenses and (2) compensates us for assuming mortality and expense risks under the Certificate. The 0.40% charge divides into 0.04% for administrative expenses and 0.36% for assumption of mortality and expense risk.

We do not expect to earn a profit on that portion of the charge that is for administrative expenses. However, we do expect to derive a profit from the portion that is for the assumption of mortality and expense risks. There is no necessary relationship between the amount of administrative charges deducted for a given Certificate and the amount of expenses actually attributable to that Certificate.

In assuming the mortality risk, we incur the risks that

  . our actuarial estimate of mortality rates may prove erroneous,

  . Annuitants will live longer than expected, and

  . more Owners or Annuitants than expected will die at a time when the death benefit we guarantee is higher than the net surrender value of their interests in the Certificates.

In assuming the expense risk, we incur the risk that the revenues from the expense charges under the Certificates (charges that we guarantee will not increase) will not cover our expense of administering the Certificates.

MISCELLANEOUS

Each Series pays charges and expenses out of its assets. The prospectus for each Series describes the charges and expenses.

We reserve the right to impose charges or establish reserves for any federal or local taxes that we incur today or may incur in the future and that we deem attributable to the Certificates.

SYSTEMATIC WITHDRAWAL PLAN

You may make automatic partial withdrawals, at periodic intervals, through a systematic withdrawal program. Minimum payments are $100. You may choose from schedules of monthly, quarterly, semi-annual, or annual payments. You may start, stop, increase, or decrease payments. You may elect to (1) start withdrawals as early as 30 days after the issue date of the Certificate and
(2) take withdrawals from the Fixed Account or any Division. Systematic withdrawals are subject to the terms and conditions applicable to other partial withdrawals.

REDUCTION IN ADMINISTRATIVE EXPENSE CHARGE

We may reduce the Administrative Expense Charge imposed under certain Qualified Certificates for employer-sponsored plans. Any such reductions will reflect differences in costs or services and will not be unfairly discriminatory as to any person. Differences in costs and services result from factors such as reduced sales expenses or administrative efficiencies relating to serving a large number of employees of a single employer and functions assumed by the employer that we otherwise would have to perform.


                       OTHER ASPECTS OF THE CERTIFICATES

Only an officer of USL can agree to change or waive the provisions of any Certificate. The Certificates are non-participating, which means they are not entitled to share in any dividends, profits or surplus of USL.

OWNERS, ANNUITANTS, AND BENEFICIARIES; ASSIGNMENTS

You, as the Owner of a Certificate, will be the same as the Annuitant, unless you choose a different Annuitant when you purchase a Certificate. In the case of joint ownership, both Owners must join in the exercise of any rights or privileges under the Certificate. You choose the Annuitant and any Contingent Annuitant in the application for a Certificate and may not change that choice.

You choose the Beneficiary and any Contingent Beneficiary when you purchase a Certificate. You may change a Beneficiary or Contingent Beneficiary before the Annuity Commencement Date, while the Annuitant is still alive. The payee may make this change after the Annuity Commencement Date.

We will make any designation of a new Beneficiary or Contingent Beneficiary effective as of the date it is signed. However, the change in designation will not affect any payments we make or action we take before we receive the Written request. We also need the Written consent of any irrevocably-named Beneficiary or Contingent Beneficiary before we make a change. Under certain retirement programs, the law may require spousal consent to name or change a Beneficiary to a person other than the spouse. We are not responsible for the validity of any designation of a Beneficiary or Contingent Beneficiary.

If the Beneficiary or Contingent Beneficiary is not living at the time we are to make any payment, you as the Owner will be the Beneficiary. If you are not then living, your estate will be the Beneficiary.

In the case of joint ownership, we will treat the surviving joint Owner as the Beneficiary upon the death of a joint Owner. We will not recognize any other designation of Beneficiary, unless joint Owners provide written instructions to pay death proceeds in a different manner.

Owners and other payees may assign their rights under Qualified Certificates only in certain narrow circumstances referred to in the Certificates. Owners and other payees may assign their rights under Non-Qualified Certificates, including their ownership rights. We take no responsibility for the validity of any assignment. Owners must make a change in ownership rights in Writing and send a copy to our Administrative Center. We will make the change effective on the date it was made. However, we are not bound by a change until the date we record it. The rights under a Certificate are subject to any assignment of record at our Administrative Center. An assignment or pledge of a Certificate may have adverse tax consequences. (See "Federal Income Tax Matters.")

Reports

We will mail to Owners (or anyone receiving payments following the Annuity Commencement Date), any reports and communications required by applicable law. We will mail to the last known address of record. You should give us prompt written notice of any address change.

RIGHTS RESERVED BY US

Upon notice to the Owner, we may modify a Certificate to the extent necessary in order to:

  .  reflect a change in the Separate Account or any Division;

  .  create new separate accounts;

  . operate the Separate Account in any form permitted under the 1940 Act or in any other form permitted by law;

  . transfer any assets in any Division to another Division, to one or more separate accounts, or to the Fixed Account;

  . add, combine or remove Divisions in the Separate Account, or combine the Separate Account with another separate account;

  .  add, restrict or remove Guarantee Periods of the Fixed Account;

  .  make any new Division available to you on a basis we determine;

  . substitute, for the shares held in any Division, the shares of another Series or the shares of another investment company or any other investment permitted by law;

  . make any changes required by the Code or by any other law, regulation or interpretation in order to continue treatment of the Certificate as an annuity;

  . commence deducting premium taxes or adjust the amount of premium taxes deducted in accordance with state laws that apply; or

  .  make any changes required to comply with the rules of any Series.

When required by law, we will obtain (1) your approval of changes and (2) the approval of any appropriate regulatory authority.

PAYMENT AND DEFERMENT

We will normally pay amounts surrendered or withdrawn from a Certificate within seven calendar days after the end of the Valuation Period in which we receive the Written surrender or withdrawal request at our Administrative Center. A Beneficiary may request the manner of payment of death proceeds within 60 days after the death proceeds become payable. If we do not receive a Written request specifying the manner of payment, we will pay the death benefit as a single sum, normally within seven calendar days after the end of the Valuation Period that contains the last day of the 60 day period. We reserve the right, however, to defer payments or transfers out of the Fixed Account Value for up to six months. Also, we reserve the right to defer payment of that portion of your Account Value that is attributable to a purchase payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Finally, we reserve the right to defer payment of any surrender, annuity payment, or death proceeds out of the Variable Account Value if:

  . the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission ("SEC");

  . the SEC determines that an emergency exists, as a result of which disposal of securities held in a Division is not reasonably practicable or it is not reasonably practicable to fairly determine the Variable Account Value; or

  .  the SEC by order permits the delay for the protection of Owners.

We may also postpone transfers and allocations of Account Value among the Divisions and the Fixed Account under these circumstances.


                          FEDERAL INCOME TAX MATTERS


GENERAL

We cannot comment on all of the federal income tax consequences associated with the Certificates. Federal income tax law is complex. Its application to a particular person may vary according to facts peculiar to the person. Consequently, we do not intend for you to take this discussion as tax advice. You should consult with a competent tax adviser before purchasing a Certificate.

We base this discussion on our understanding of the law, regulations and interpretations existing on the date of this Prospectus. Congress, in the past, has enacted legislation changing the tax treatment of annuities in both the Qualified and the Non-Qualified markets and may do so again in the future. The Treasury Department may issue new or amended regulations or other interpretations of existing tax law. The courts may also interpret the tax law in ways that affect the tax treatment of annuities. Any such change could have a retroactive effect. We suggest that you consult your legal or tax adviser on these issues.

The discussion does not address federal estate and gift tax, or social security tax, or any state or local tax consequences associated with the Certificates.

NON-QUALIFIED CERTIFICATES

Purchase Payments. Purchasers of a Certificate that does not qualify for special tax treatment and is "Non-Qualified" may not deduct from their gross income the amount of purchase payments made.

Tax Deferral Before Annuity Commencement Date. Owners who are natural persons are not taxed currently on (1) increases in their Account Value resulting from interest earned in the Fixed Account, or (2) the investment experience of the Separate Account so long as the Separate Account complies with certain diversification requirements. These requirements mean that the Separate Account must invest in Series that are "adequately diversified" in accordance with Treasury Department regulations. We do not control the Series, but we have received commitments from the investment advisers to the Series to use their best efforts to operate the Series in compliance with these diversification requirements. A Certificate investing in a Series that failed to meet the diversification requirements would subject Owners to current taxation of income in the Certificate for the period of such diversification failure (and any subsequent period). Income means the excess of the Account Value over the Owner's investment in the Certificate (discussed below).

Control over allocation of values among different investment alternatives may cause Owners or persons receiving annuity payments to be treated as the owners of the Separate Account's assets for tax purposes. However, current regulations do not provide guidance as to how to avoid this result. We reserve the right to amend the Certificates in any way necessary to avoid this result. The Treasury

Department has stated that it may establish standards through regulations or rulings. These standards may apply only prospectively, although they could apply retroactively if the Treasury Department considers the standards not to reflect a new position.

Owners that are not natural persons -- that is, Owners such as corporations -- are taxed currently on annual increases in their Account Value, unless an exception applies. Exceptions apply for, among other things, Owners that are not natural persons but that hold a Certificate as an agent for a natural person.

Taxation of Annuity Payments.   Part of each annuity payment received after the
Annuity Commencement Date is excludible from gross income through the use of an exclusion ratio.

In the case of Fixed Annuity Payments, the excludible portion of each payment is found by multiplying:

  .    the amount paid, by

  . the ratio of the investment in the Certificate (discussed below) to the expected return under the Fixed Annuity Payment Option.

In the case of Variable Annuity Payments, the excludible portion of each payment is the investment in the Certificate divided by the number of expected payments.

In both cases, the remaining portion of each annuity payment, and all payments made after the investment in the Certificate has been reduced to zero, are included in the payee's income. Should annuity payments stop on account of the death of the Annuitant before the investment in the Certificate has been fully paid out, the payee is allowed a deduction for the unpaid amount. If the payee is the Annuitant, the deduction is taken on the final tax return. If the payee is a Beneficiary, that Beneficiary may receive the balance of the total investment as payments are made or on the Beneficiary's final tax return. An Owner's "investment in the Certificate" is the amount equal to the portion of purchase payments made by or on behalf of the Owner that have not been excluded or deducted from the individual's gross income, less amounts previously received under the Certificate that were not included in income.

Taxation of Partial Withdrawals and Total Surrenders. Partial withdrawals from a Certificate are includible in income to the extent that the Owner's Account Value exceeds the investment in the Certificate. In the event you surrender a Certificate in its entirety, the amount of your investment in the Certificate is excludible from income, and any amount you receive in excess of your investment in the Certificate is includible in income. All annuity contracts or certificates we issue to the same Owner during any calendar year are aggregated for purposes of determining the amount of any distribution that is includible in gross income.

Penalty Tax on Premature Distributions. In the case of such a distribution, there may be imposed a federal tax penalty equal to 10% of the amount treated as taxable income. The penalty tax will not apply, however, to distributions:

  .  made on or after the recipient reaches age 59 1/2,

  .  made on account of the recipient's becoming disabled,

  . that are made after the death of the Owner before the Annuity Commencement Date or of the payee after the Annuity Commencement Date (or if such person is not a natural person, that are made after the death of the primary Annuitant, as defined in the Code), or

  . that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the Annuitant or the joint life (or joint life expectancies) of the Annuitant and the Beneficiary, provided such payments are made for a minimum of 5 years and the distribution method is not changed before the recipient reaches age 59 1/2 (except in the case of death or disability).

Premature distributions may result from an early Annuity Commencement Date, an early surrender, partial withdrawal from or assignment of a Certificate, or the early death of an Annuitant, unless the third clause listed above applies.

Payment of Death Proceeds. Special rules apply to the distribution of any death proceeds payable under the Certificate. (See "Death Proceeds.")

Assignments and Loans. An assignment, loan, or pledge under a Non-Qualified Certificate is taxed in the same manner as a partial withdrawal, as described above. Repayment of a loan or release of an assignment or pledge is treated as a new purchase payment.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAs")

Purchase Payments. Individuals who are not active participants in a tax qualified retirement plan may, in any year, deduct from their taxable income purchase payments made to an IRA equal to the lesser of $2,000 or 100% of the individual's earned income. In the case of married individuals filing a joint return, the deduction will, in general, be the lesser of $4,000 or 100% of the combined earned income of both spouses, reduced by any deduction for an IRA purchase payment allowed to the spouse. Single persons who participate in a tax-qualified retirement plan and who have adjusted gross income not in excess of $31,000 for 1999 may fully deduct their IRA purchase payments. Those who have adjusted gross income in excess of $41,000 for 1999 will not be able to deduct purchase payments. For those with adjusted gross income in the range between $31,000 and $41,000 in 1999, the deduction decreases to zero, based on the amount of income. Beginning in 2000, that income range will increase, as follows:

---------------------------------------------------------------------
      2000       2001      2002       2003       2004       2005 and
                                                           thereafter
---------------------------------------------------------------------
    $32,000    $33,000   $34,000     $40,000   $45,000      $50,000
       to         to        to         to         to          to
    $42,000    $43,000   $44,000     $50,000   $55,000      $60,000
---------------------------------------------------------------------

Similarly, the otherwise deductible portion of an IRA purchase payment will be phased out, in the case of married individuals filing joint tax returns, with adjusted gross income between $51,000 and $61,000 in 1999, and in the case of married individuals filing separately, with adjusted gross income between $0 and $10,000 in 1999. (A husband and wife who file separate returns and live apart at all times during the taxable year are not treated as married individuals.) Beginning in 2000, the income range over which the otherwise deductible portion of an IRA purchase payment will be phased out for married individuals filing joint tax returns will increase as follows:

    2000       2001       2002       2003       2004       2005       2006      2007 and
                                                                               thereafter
-----------------------------------------------------------------------------------------
   $52,000   $53,000    $54,000    $60,000    $65,000    $70,000     $75,000    $ 80,000
     to         to         to         to         to        to          to          to
   $62,000   $63,000    $64,000    $70,000    $75,000    $80,000     $85,000    $100,000
-----------------------------------------------------------------------------------------

A married individual filing a joint tax return, who is not an active participant in a tax-qualified retirement plan, but whose spouse is an active participant in such a plan, may, in any year, deduct from his or her taxable income purchase payments for an IRA equal to the lesser of $2,000 or 100% of the individual's earned income. For the individual, the adjusted gross income range over which the otherwise deductible portion of an IRA purchase payment will be phased out is $150,000 to $160,000.

Tax Free Rollovers.  Amounts may be transferred, in a tax-free rollover, from
(1) a tax-qualified plan to an IRA or (2) from one IRA to another IRA if the transfer meets certain conditions. All taxable distributions ("eligible rollover distributions") from tax qualified plans are eligible to be rolled over with the exception of:

  .  annuities paid over a life or life expectancy,

  .  installments for a period of ten years or more, and

  .  required minimum distributions under section 401(a)(9) of the Code.

Rollovers may be accomplished in two ways. First, we may pay an eligible rollover distribution directly to an IRA (a "direct rollover"). Second, we may pay the distribution directly to the Annuitant and then, within 60 days of receipt, the Annuitant may roll the amount over to an IRA. However, any amount that was not distributed as a direct rollover will be subject to 20% income tax withholding.

Distributions from an IRA. Amounts received under an IRA as annuity payments, upon partial withdrawal or total surrender, or on the death of the Annuitant, are included in the Annuitant's or other recipients' income. If nondeductible purchase payments have been made, a pro rata portion of such distributions may not be includible in income. A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the Annuitant reaches age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include:

  . distributions that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and the Beneficiary; provided such payments are made for a minimum of 5 years and the distribution method is not changed before the recipient reaches age 59 1/2 (except in the case of death or disability);

  . distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income without regard to whether the Annuitant itemizes deductions on his or her tax return;

  . distributions for health insurance premiums to an unemployed individual who has received unemployment compensation for at least 12 consecutive weeks;

  . distributions for qualified first-time home purchases for the individual, a spouse, children, grandchildren, or ancestor of the individual or the individual's spouse, subject to a $10,000 lifetime maximum; and

  . distributions for higher education expenses for the individual, a spouse, children, or grandchildren.

Distributions of minimum amounts required by the Code must commence by April 1 of the calendar year following the calendar year in which the Annuitant reaches age 70 1/2 or retires (whichever is later). Additional distribution rules apply after the death of the Annuitant. These rules are similar to those governing distributions on the death of an Owner (or other payee during the Annuity Period) under a Non-Qualified Certificate. (See "Death Proceeds.") Failure to comply with the minimum distribution rules will result in a penalty tax of 50% of the amount by which the minimum distribution required exceeds the actual distribution.

ROTH IRAs

Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to $2,000 per year. This permitted contribution is phased out for adjusted gross income between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

An individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

Qualified distributions from Roth IRAs are entirely tax-free. A qualified distribution requires that (1) the individual has held the Roth IRA for at least five years and (2) the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as qualified first-time home purchase. Qualified Distributions for a qualified first-time home purchase, are subject to a $10,000 lifetime maximum for the individual, a spouse, child, grandchild, or ancestor of such individual or the individual's spouse.

SIMPLIFIED EMPLOYEE PENSION PLANS

Eligible employers may establish an IRA plan known as a simplified employee pension plan ("SEP"), if certain requirements are met. An employee may make contributions to a SEP in accordance with the rules applicable to IRAs discussed above. Employer contributions to an employee's SEP are deductible by the employer and are not currently includible in the taxable income of the employee, provided that total employer contributions do not exceed the lesser of 15% of an employee's compensation or $30,000.

SIMPLE RETIREMENT ACCOUNTS

Eligible employers may establish an IRA plan known as a simple retirement account ("SRA"), if they meet certain requirements. Under an SRA, the employer contributes elective employee compensation deferrals up to a maximum of $7,000 a year for 1999 to the employee's SRA. The employer must, in general, make a fully vested matching contribution for employee deferrals up to a maximum of 3% of compensation.

OTHER QUALIFIED PLANS

Purchase Payments. Purchase payments made by an employer under a pension, profit sharing, or annuity plan qualified under section 401 or 403(a) of the Code, not in excess of certain limits, are deductible by the employer. The purchase payments are also excluded from the current income of the employee.

Distributions Before the Annuity Commencement Date. Purchase payments includible in an employee's taxable income (less any amounts previously received that were not includible in the employee's taxable income) represent the employee's "investment in the Certificate." Amounts received before the Annuity Commencement Date under a Certificate in connection with a section 401 or 403(a) plan are generally allocated on a pro-rata basis between the employee's investment in the Certificate and other amounts. A lump-sum distribution will not be includible in income in the year of distribution, if the employee transfers, within 60 days of receipt, all amounts received (less the employee's investment in the Certificate), to another tax-qualified plan, to an individual retirement account or an IRA in accordance with the rollover rules under the Code.

However, any amount that is not distributed as a direct rollover will be subject to 20% income tax withholding. (See "Tax Free Rollovers.") Special tax treatment may be available, for tax years beginning before December 31, 1999, in the case of certain lump-sum distributions that are not rolled over to another plan or IRA.

A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the employee reaches age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include distributions that are:

part of a series of substantially equal periodic payments made at least annually beginning after the employee separates from service and made over the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the Beneficiary, provided such payments are made for at least 5 years and the distribution method is not changed before the recipient reaches age 59 1/2 (except in the case of death or disability);

  . made after the employee's separation from service on account of early retirement after attaining age 55;

  . made to pay for qualified higher education or first-time home buyer expenses;

  . made to an alternate payee pursuant to a qualified domestic relations order, if the alternate payee is the spouse or former spouse of the employee; or

  . distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income without regard to whether the Annuitant itemizes deductions on his or her tax return; or


  . distributions for health insurance premiums to an unemployed individual who has received unemployment compensation for at least 12 consecutive weeks.

Annuity Payments.  A portion of annuity payments received under Certificates for section 401 and 403(a) plans after the Annuity Commencement Date may be excludible from the employee's income, in the manner discussed above, in connection with Variable Annuity Payments, under "Non-Qualified Certificates - Taxation of Annuity Payments." The difference is that, here, the number of expected payments is determined under a provision in the Code. Distributions of minimum amounts required by the Code generally must commence by April 1 of the calendar year following the calendar year in which the employee reaches age 70 1/2 (or retires, if later). Failure to comply with the minimum distribution rules will result in a penalty tax of 50% of the amount by which the minimum distribution required exceeds the actual distribution.

Self-Employed Individuals. Various special rules apply to tax-qualified plans established by self-employed individuals.

PRIVATE EMPLOYER UNFUNDED DEFERRED COMPENSATION PLANS

Purchase Payments. Private taxable employers may establish unfunded, Non-Qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. To avoid current taxation, these benefits must be subject to a substantial risk of forfeiture.

These types of programs allow individuals to defer (1) receipt of up to 100% of compensation that would otherwise be includible in income and (2) payment of federal income taxes on the amounts.

Deferred compensation plans represent a contractual promise on the part of the employer to pay current compensation at some future time. The Certificate is owned by the employer and is subject to the claims of the employer's creditors. The individual has no right or interest in the Certificate and is entitled only to payment from the employer's general assets in accordance with plan provisions. Purchase payments are not currently deductible by the employer until benefits are included in the taxable income of the employee.

Taxation of Distributions. Amounts that an individual receives from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

FEDERAL INCOME TAX WITHHOLDING AND REPORTING

Amounts distributed from a Certificate, to the extent includible in taxable income, are subject to federal income tax withholding.

In some cases, if you own more than one Qualified annuity contract or certificate, the contracts and certificates may be considered together to determine whether the federal tax law requirement for minimum distributions after age 70 1/2, or retirement in appropriate circumstances, has been satisfied. You may rely on distributions from another annuity contract or certificate to satisfy the minimum distribution requirement under a Qualified Certificate we issued. However, you must sign a waiver releasing us from any liability to you for not calculating and reporting the amount of taxes and penalties payable for failure to make required minimum distributions under the Certificate.

TAXES PAYABLE BY USL AND THE SEPARATE ACCOUNT

USL is taxed as a life insurance company under the Code. The operations of the Separate Account are part of the total operations of USL and are not taxed separately. Under existing federal income tax laws, USL is not taxed on investment income derived by the Separate Account (including realized and unrealized capital gains) with respect to the Certificates. USL reserves the right to allocate to the Certificates any federal, state or other tax liability that may result in the future from maintenance of the Separate Account or the Certificates.

Certain Series may elect to pass through to USL any taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to USL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld that the Series will also pass through. These credits may provide a benefit to USL.

                           DISTRIBUTION ARRANGEMENTS

Individuals who sell the Certificates will be licensed by state insurance authorities as agents of USL. The individuals will also be registered representatives of (1) American General Securities Incorporated ("AGSI"), the principal underwriter of the Certificates, or (2) other broker-dealer firms. However, some individuals may be representatives of firms that are exempt from broker-dealer regulation. AGSI and any non-exempt broker-dealer firms are registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as broker-dealers and are members of the National Association of Securities Dealers, Inc.

AGSI is an affiliate of USL. AGSI's principal business address is 2727 Allen Parkway, Houston, Texas 77019-2191. USL offers the Certificates on a continual basis. USL does not pay any compensation for distribution of the Certificates.


                              SERVICES AGREEMENTS

American General Life Companies ("AGLC") is party to a general services agreement with USL. AGLC, an affiliate of USL, is a corporation incorporated in Delaware on November 24, 1997. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under this agreement, AGLC provides services to USL, including most of the administrative, data processing, systems, customer services, product development, actuarial, auditing, accounting and legal services for USL and the Certificates.

USL has entered into administrative services agreements with the advisers or managers for the mutual funds that offer shares to the Divisions. USL receives fees for the administrative services it performs. These fees do not result in any additional charges under the Certificates that are not described under "Charges under the Certificates."


                                 LEGAL MATTERS

We are not involved in any legal matters about the Separate Account that would be considered material to the interests of Owners. Pauletta P. Cohn, Esquire, Deputy General Counsel of AGLC has passed upon the legality of the Certificates described in this Prospectus.


                           YEAR 2000 CONSIDERATIONS

As of March 10, 2000, all of our ultimate parent, American General Corporation's ("AGC") major technology systems, programs, and applications, including those which rely on third parties, are operating smoothly following our transition into 2000. We have experienced no interruptions to normal business operations, including the processing of customer account data and transactions. We will continue to monitor our technology systems, including critical third party dependencies, as necessary to maintain our Year 2000 readiness. We do not expect any future disruptions, if they occur, to have a material effect on the company's results of operations, liquidity, or financial condition.

Through December 31, 1999, AGC incurred and expensed pretax costs of $98 million related to Year 2000 readiness, including $18 million in 1999 and $65 million in 1998. In 1999, Year 2000 readiness expenses were included in division earnings. The 1998 expenses were excluded from division earnings, consistent with the manner in which we reviewed division results. In addition, we accelerated the planned replacement of certain systems as part of our Year 2000 plans. The cost of these replacement systems was immaterial. We do not anticipate incurring any significant costs in the future to maintain Year 2000 readiness.

                           OTHER INFORMATION ON FILE

We have filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933 for the Certificates described in this Prospectus. We have not included all of the information in the Registration Statement and its exhibits. Statements contained in this Prospectus concerning the group master contract, Certificates and other legal instruments are intended to be summaries. For a complete statement of their terms, you should refer to the documents that we filed with the Securities and Exchange Commission.

We will send you a Statement on request without charge. Its contents are as follows:

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

General Information.....................................................    2
Regulation and Reserves.................................................    2
Independent Auditors....................................................    3
Services................................................................    3
Principal Underwriter...................................................    4
Annuity Payments........................................................    4
  Gender of Annuitant...................................................    4
  Misstatement of Age or  Gender and Other Errors.......................    4
Change of Investment Adviser or Investment Policy.......................    4
Performance Data for the Divisions......................................    5
  Average Annual Total Return Calculations..............................    5
  Cumulative Total Return Calculations..................................    5
  Hypothetical Performance..............................................    5
  Money Market Division Yield and Effective
     Yield Calculations.................................................    7
  Performance Comparisons...............................................    8
Effect of Tax-Deferred Accumulation.....................................    8
Financial Statements....................................................    9
Index to Financial Statements...........................................   10

            (THE FOLLOWING DOCUMENTS ARE NOT PART OF A PROSPECTUS.)


                        SELECT RESERVE VARIABLE ANNUITY
                         DISCLOSURES AND FORMS SECTION

                                     INDEX



Individual Retirement Annuity Disclosure Statement and Financial Disclosure      page  1

Assignment and Transfer Request                                                  page 11

Service Request Form                                                             page 13

Change of Beneficiary Form                                                       page 15

Statement of Additional Information Request Form                                 page 17


                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                  (THIS DOCUMENT IS NOT PART OF A PROSPECTUS)

              INDIVIDUAL RETIREMENT ANNUITY DISCLOSURE STATEMENT
                                 INTRODUCTION

THIS DISCLOSURE STATEMENT IS DESIGNED FOR OWNERS OF IRAs ISSUED BY THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK ON OR AFTER APRIL 3, 2000.

This Disclosure Statement is not part of your annuity certificate but contains general and standardized information which must be furnished to each person who is issued an Individual Retirement Annuity. You must refer to your annuity certificate to determine your specific rights and obligations thereunder.

                                   REVOCATION

If you are purchasing a new or rollover IRA, then if for any reason you, as a recipient of this Disclosure Statement, decide within 20 days from the date your annuity certificate is delivered that you do not desire to retain your IRA, written notification to the Company must be mailed, together with your annuity certificate, within that period. If such notice is mailed within 20 days, current annuity certificate value or contributions if required, without adjustments for any applicable sales commissions or administrative expenses, will be refunded.

MAIL NOTIFICATION OF REVOCATION AND YOUR ANNUITY CERTIFICATE TO:
         The United States Life Insurance Company in the City of New York Administrative Center
         P. O. Box 1401
         Houston, Texas  77251-1401
         Phone No. (800) 246-1924

                                   ELIGIBILITY

Under Internal Revenue Code ("Code") Section 219, if you are not an active participant (see A. below), you may make a contribution of up to the lesser of $2,000 or 100% of compensation and take a deduction for the entire amount contributed. If you are a married individual filing a joint return, and your compensation is less than your spouse's, the total deduction will, in general, be the lesser of $4,000 or 100% of the combined earned income of both spouses, reduced by any deduction for an IRA purchase payment allowed to your spouse. If you are an active participant, but have an adjusted gross income (AGI) below a certain level (see B. below), you may still make a deductible contribution. If, however, you or your spouse is an active participant and your combined AGI is above the specified level, the amount of the deductible contribution you may make to an IRA will be phased down and eventually eliminated.

A.  ACTIVE PARTICIPANT

You are an "active participant" for a year if you are covered by a retirement plan. You are covered by a "retirement plan" for a year if your employer or union has a retirement plan under which money is added to your account or you are eligible to earn retirement credits. For example, if you are covered under a profit-sharing plan, certain government plans, a salary reduction arrangement (such as a tax sheltered annuity arrangement or a 401(k) plan), a Simplified Employee Pension program (SEP), any Simple Retirement Account or a plan which promises you a retirement benefit which is based upon the number of years of service you have with the employer, you are likely to be an active participant. Your Form W-2 for the year should indicate your participation status.

You are an active participant for a year even if you are not yet vested in your retirement benefit. Also, if you make required contributions or voluntary employee contributions to a retirement plan, you are an active participant. In certain plans, you may be an active participant even if you were only with the employer for part of the year.

You are not considered an active participant if you are covered in a plan only because of your service as 1) an Armed Forces Reservist for less than 90 days of active service, or 2) a volunteer firefighter covered for firefighting service by a government plan. Of course, if you are covered in any other plan, these exceptions do not apply.

If you are married, (i) filed a separate tax return, and did not live with your spouse at any time during the year, or (ii) filed a joint return and have a joint AGI of less than $150,000, your spouse's active participation will not affect your ability to make deductible contributions. If you are married and file jointly, your deduction will be phased out between an AGI of $150,000 to $160,000.

B.  ADJUSTED GROSS INCOME (AGI)

If you are an active participant, you must look at your Adjusted Gross Income for the year (if you and your spouse file a joint tax return, you use your combined AGI) to determine whether you can make a deductible IRA contribution. Your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the Threshold Level, you are treated as if you were not an active participant and can make a deductible contribution under the same rules as a person who is not an active participant.

If you are single, the Threshold Level is $30,000. If you are married and file a joint tax return, the Threshold Level is $50,000. If you are married but file a separate tax return, the Threshold Level will be $0.

For taxable years beginning in 1999, the Threshold Levels for single individuals and for married individuals filing jointly increases as follows:

                                              Threshold Level
For taxable years beginning in:      Single    Married (filing jointly)
----------------------------------   ----------------------------------
       1999                          $31,000                    $51,000
       2000                          $32,000                    $52,000
       2001                          $33,000                    $53,000
       2002                          $34,000                    $54,000
       2003                          $40,000                    $60,000
       2004                          $45,000                    $65,000


       2005                          $50,000                    $70,000
       2006                          $50,000                    $75,000
       2007 and thereafter           $50,000                    $80,000

A married individual filing a joint tax return, who is not an active participant, but whose spouse is, may, in any year, make deductible IRA contributions equal to the lesser of $2,000 or 100% of the individual's earned income. The Threshold Level for such individual is $150,000.

If your AGI is less than $10,000 above your Threshold Level, you will still be able to make a deductible contribution, but it will be limited in amount. The amount by which your AGI exceeds your Threshold Level

  (AGI - Threshold Level) is called your Excess AGI. The Maximum Allowable Deduction is $2,000. In the case of a married individual filing jointly and earning less than his or her spouse, the maximum Allowable Deduction is the lesser of $2,000 or the spouse's income, less any deductible IRA contributions or contributions to a Roth IRA. You can estimate your Deduction Limit as follows:

(Your Deduction Limit may be slightly higher if you use this formula rather than the table provided by the IRS.)

    $10,000 - Excess AGI  x  Maximum Allowable Deduction  =  Deduction Limit
    --------------------
         $10,000

For the taxable year beginning in 2007, the deduction limit for married individuals filing jointly will be determined as follows:

    $10,000 - Excess AGI
    --------------------
         $20,000          x  Maximum Allowable Deduction  = Deduction Limit


You must round up the result to the next highest $10 level (the next highest number which ends in zero). For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot, in any event, exceed 100% of your compensation.

EXAMPLE 1: Ms. Smith, a single person, is an active participant and has an AGI of $36,619. In 1999, she would calculate her deductible IRA contribution as follows:

     Her AGI is $36,619
     Her Threshold Level is $31,000
     Her Excess AGI is (AGI - Threshold Level) or ($36,619-$31,000) = $5,619 Her Maximum Allowable Deduction is $2,000

So, her IRA deduction limit is:

         $10,000 - $5,619
         ----------------
               $10,000    x $2,000 = $876 (rounded to $880)

EXAMPLE 2: Mr. and Mrs. Young file a joint tax return. Each spouse earns more than $2,000 and one is an active participant. Their 2000 combined AGI is $55,255. Neither spouse contributed to a Roth IRA. They may each contribute to an IRA and calculate their deductible contributions to each IRA as follows:

    Their AGI is $55,255
    Their Threshold Level is $52,000
    Their Excess AGI is (AGI - Threshold Level) or ($55,255 - $52,000) = $3,255 The Maximum Allowable Deduction for each spouse is $2,000
    So, each spouse may compute his or her IRA deduction limit as follows:

         $10,000 - 3,255
         ---------------
             $10,000     x $2,000 = $1,349 (rounded to $1,350)

EXAMPLE 3: If, in Example 2, Mr. Young did not earn any compensation, each spouse could still contribute to an IRA and calculate their deductible contribution to each IRA as in Example 2.

EXAMPLE 4: In 1999, Mr. Jones, a married person, files a separate tax return and is an active participant. He has $1,500 of compensation and wishes to make a deductible contribution to an IRA.

  His AGI is $1,500
  His Threshold Level is $0
  His Excess AGI is (AGI - Threshold Level) or $1,500-$0) = $1,500 His Maximum Allowable Deduction is $2,000
  So, his IRA deduction limit is:

    $10,000 - $1,500  x $2,000 = $1,700
    ----------------
        $10,000

  Even though his IRA deduction limit under the formula is $1,700, Mr. Jones may not deduct an amount in excess of his compensation, so, his actual deduction is limited to $1,500.

                     NON-DEDUCTIBLE CONTRIBUTIONS TO IRAS

Even if you are above the Threshold Level and thus may not make a deductible contribution of up to $2,000 (or up to $4,000 in the case of married individuals filing a joint return), you may still contribute up to the lesser of 100% of compensation or $2,000 to an IRA ($4,000 in the case of married individuals filing a joint return). The amount of your contribution which is not deductible will be a non-deductible contribution to the IRA. You may also choose to make a contribution non-deductible even if you could have deducted part or all of the contribution. Interest or other earnings on your IRA contribution, whether from deductible or non-deductible contributions, will not be taxable to you until taken out of your IRA and distributed to you.

If you make a non-deductible contribution to an IRA, you must report the amount of the non-deductible contribution to the IRS on Form 8606 as a part of your tax return for the year.

You may make a $2,000 contribution (or up to $4,000 in the case of married individuals filing a joint return) at any time during the year, if your compensation for the year will be at least $2,000 (or up to $4,000 in the case of married individuals filing a joint return), without having to know how much will be deductible. When you fill out your return, you may then figure out how much is deductible.

You may withdraw an IRA contribution made for a year any time before April 15 of the following year. If you do so, you must also withdraw the earnings attributable to that portion and report the earnings as income for the year for which the contribution was made. If some portion of your contribution is not deductible, you may decide either to withdraw the non-deductible amount, or to leave it in the IRA and designate that portion as a non-deductible contribution on your tax return.

                                   IRA DISTRIBUTIONS

Generally, IRA distributions which are not rolled over (see "Rollover IRA Rules," below) are included in your gross income in the year they are received. Non-deductible IRA contributions, however, are made using income which has already been taxed (that is, they are not deductible contributions). Thus, the portion of the IRA distributions consisting of non-deductible contributions will not be taxed again when received by you. If you make any non-deductible IRA contributions, each distribution from your IRA(s) will consist of a non-taxable portion (return of deductible contributions, if any, and account earnings).

Thus, you may not take a distribution which is entirely tax-free. The following formula is used to determine the non-taxable portion of your distributions for a taxable year:

       Remaining
Non-Deductible Contributions
----------------------------
Year-End Total IRA Balances  x  Total Distributions  =  Nontaxable Distributions
                                  (for the year)           (for the year)

To figure the year-end total IRA balance, you treat all of your IRAs as a single IRA. This includes all regular IRAs (whether accounts or annuities), as well as Simplified Employee Pension (SEP) IRAs, and Rollover IRAs. You also add back the distributions taken during the year.

  EXAMPLE: An individual makes the following contributions to his or her IRA(s).


  YEAR                                     DEDUCTIBLE    NON-DEDUCTIBLE
  ----                                     -----------   --------------
  1991                                        $2,000
  1992                                         1,800
  1995                                         1,000           $1,000
  1997                                           600            1,400
                                              ------           ------
                                              $5,400           $2,400

  Deductible Contributions:                                    $5,400
  Non-Deductible Contributions:                                 2,400
  Earnings on IRAs:                                             1,200
                                                               ------
  Total Account Balance of IRA(s) as of 12/31/99:              $9,000
  (before distributions in 1999).


In 1999, the individual takes a distribution of $3,000. The total account balance in the IRAs on 12/31/99 before 1999 distributions is $9,000. The non-taxable portion of the distributions for 1999 is figured as follows:

Total non-deductible contributions                        $2,400
                                                          ------
Total account balance in the IRAs, before distributions   $9,000 x $3,000 = $800

Thus, $800 of the $3,000 distribution in 1999 will not be included in the individual's taxable income. The remaining $2,200 will be taxable for 1999.

                                   ROLLOVER IRA RULES
1.  IRA TO IRA

You may withdraw, tax-free, all or part of the assets from an IRA and reinvest them in one or more IRAs. The reinvestment must be completed within 60 days of receipt of the withdrawal. No IRA deduction is allowed for the reinvestment. Amounts required to be distributed because the individual has reached age 70 1/2 may not be rolled over. The rollover of one IRA to another may be made no more than once during a one year period.

2.  EMPLOYER PLAN DISTRIBUTIONS TO IRA

All taxable distributions (known as "eligible rollover distributions") from qualified pension, profit-sharing, stock bonus and tax sheltered annuity plans may be rolled over to an IRA, with the exception of (1) annuities paid over a life or life expectancy, (2) installments for a period of ten years or more, and
(3) required minimum distributions under section 401(a)(9).

Rollovers may be accomplished in two ways. First, you may elect to have an eligible rollover distribution paid directly to an IRA (a "direct rollover"). Second, you may receive the distribution directly and then, within 60 days of receipt, roll the amount over to an IRA. Under the law, however, any amount that you elect not to have distributed as a direct rollover will be subject to 20 percent income tax withholding, and, if you are younger than age 59 1/2, may result in a 10% excise tax on any amount of the distribution that is included in income. Questions regarding distribution options under the Act should be directed to your Plan Trustee or Plan Administrator, or may be answered by consulting IRS Regulations
(S)1.401(a)(31)-1, (S)1.402(c)-2T and (S)31.3405(c)-1.

                     PENALTIES FOR PREMATURE DISTRIBUTIONS

If you receive a distribution from your IRA before you reach age 59 1/2, an additional tax of 10 percent will be imposed under Code (S)72(t), unless the distribution (a) occurs because of your death or disability, (b) is for certain medical care expenses or to an unemployed individual for health insurance premiums, (c) is received as a part of a series of substantially equal payments over your life or life expectancy, (d) is received as a part of a series of substantially equal payments over the lives or life expectancy of you and your beneficiary, or (e) the distribution is contributed to a rollover IRA, (f) is used for a qualified first time home purchase for you, your spouse, children, grandchildren, or ancestor, subject to a $10,000 lifetime maximum or (g) is for higher education purposes for you, your spouse, children or grandchildren.

                             MINIMUM DISTRIBUTIONS

Under the rules set forth in Code (S)408(b)(3) and (S)401(a)(9), you may not leave the funds in your annuity certificate indefinitely. Certain minimum distributions are required. These required minimum distributions may be taken in one of two ways: (a) by withdrawing the balance of your annuity certificate by a "required beginning date," usually April 1 of the year following the date at which you reach age 70 1/2; or (b) by withdrawing periodic distributions of the balance in your annuity certificate by the required beginning date. These periodic distributions may be taken over (a) your life; (b) the lives of you and your named beneficiary; (c) a period not extending beyond your life expectancy; or (d) a period not extending beyond the joint life expectancy of you and your named beneficiary.

If you do not satisfy the minimum distribution requirements, then, pursuant to Code (S)4974, you may have to pay a 50% excise tax on the amount not distributed as required that year.

The foregoing minimum distribution rules are discussed in detail in IRS Publication 590, "Individual Retirement Arrangements."

                                   REPORTING

You are required to report penalty taxes due on excess contributions, excess accumulations, premature distributions, and prohibited transactions. Currently, IRS Form 5329 is used to report such information to the Internal Revenue Service.

                            PROHIBITED TRANSACTIONS

Neither you nor your beneficiary may engage in a prohibited transaction, as that term is defined in Code (S)4975.

Borrowing any money from this IRA would, under Code (S)408(e)(3), cause the annuity certificate to cease to be an Individual Retirement Annuity and would result in the value of the annuity being included in the owner's gross income in the taxable year in which such loan is made.

Use of this annuity certificate as security for a loan from the Company, if such loan were otherwise permitted, would, under Code (S)408(e)(4), cause the portion so used to be treated as a taxable distribution.

                             EXCESS CONTRIBUTIONS

Tax Code (S)4973 imposes a 6 percent excise tax as a penalty for an excess contribution to an IRA. An excess contribution is the excess of the deductible and nondeductible amounts contributed by the Owner to an IRA for that year over the lesser of his or her taxable compensation or $2,000. (Different limits apply in the case of a spousal IRA arrangement.) If the excess contribution is not withdrawn by the due date of your tax return (including extensions) you will be subject to the penalty. This 6% excise tax is required to be paid each year that the excess contribution remains in the IRA.

                                 IRS APPROVAL

Your annuity certificate and IRA endorsement have been approved by the Internal Revenue Service as a tax qualified Individual Retirement Annuity. Such approval by the Internal Revenue Service is a determination only as to the form of the annuity and does not represent a determination of the merits of such annuity.

This disclosure statement is intended to provide an overview of the applicable tax laws relating to Individual Retirement Arrangements. It is not intended to constitute a comprehensive explanation as to the tax consequences of your IRA. AS WITH ALL SIGNIFICANT TRANSACTIONS SUCH AS THE ESTABLISHMENT OR MAINTENANCE OF, OR WITHDRAWAL FROM AN IRA, APPROPRIATE TAX AND LEGAL COUNSEL SHOULD BE CONSULTED. Further information may also be acquired by contacting your IRS District Office or consulting IRS Publication 590.

                             FINANCIAL DISCLOSURE
              (SELECT RESERVE VARIABLE ANNUITY, FORM NO. 98505N)

This Financial Disclosure is applicable to IRAs using a Select Reserve Variable Annuity (certificate form number 98505N) purchased from The United States Life Insurance Company in the City of New York on or after April 3, 2000. Earnings under variable annuities are not guaranteed, and depend on the performance of the investment option(s) selected. As such, earnings cannot be projected. Set forth below are the charges associated with such annuities.

CHARGES:

(a) During the Accumulation Phase, a maximum charge of $25 for each transfer, in excess of 12 free transfers annually, of certificate value between divisions of the Separate Account. During the Payout Phase (the time during which regular payments are received), this charge is applicable for each transfer in excess of six free transfers annually.

(b) To compensate for mortality and expense risks assumed under the certificate, variable divisions only will incur a daily charge at an annualized rate of 0.36% of the average Separate Account Value of the certificate during both the Accumulation and the Payout Phase.

(c) Premium taxes, if applicable, may be charged against Accumulation Value at time of annuitization or upon the death of the Annuitant. If a jurisdiction imposes premium taxes at the time purchase payments are made, the Company may deduct a charge at that time, or defer the charge until the purchase payments are withdrawn, whether on account of a full or partial surrender, annuitization, or death of the Annuitant.

(d) To compensate for administrative expenses, a daily charge will be incurred at an annualized rate of 0.04% of the average Separate Account Value of the certificate during the Accumulation and the Payout Phase.

(e) Each variable division will be charged a fee for asset management and other expenses deducted directly from the underlying fund during the Accumulation and Payout Phase. Total fees will range between .57% and 1.85%.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK ("USL")
Assignment and Transfer Request
------------------------------------------------------------------------------------------------------------------------------------
Current Trustee/Custodian:                                                                             | Telephone Number:
                                                                                                       |
------------------------------------------------------------------------------------------------------------------------------------
Company's Address:                               | City:                                               | State:        | Zip
                                                 |                                                     |               |
------------------------------------------------------------------------------------------------------------------------------------
Owner(s):                                                                        | Owner's SSN:
                                                                                 |
------------------------------------------------------------------------------------------------------------------------------------
Annuitant's Name (if different from Owner)                                       | Contract/Account No.:
                                                                                 |
------------------------------------------------------------------------------------------------------------------------------------
Type of Transfer: (Choose only one)
[ ] 1035 Non-Taxable Exchange      [ ] Non-Qualified Transfer       [ ] Qualified Rollover        [ ] Qualified Direct Transfer
[ ] Other: ______________________      (Transfer of funds from a        (Irrevocable Direct           (Direct Transfer from
                                       non-qualified mutual funds,      Rollover of Tax Sheltered     current IRA trustee or
                                       CDs, savings account, etc. to    Annuities and Qualified       custodian company to new IRA
                                       a non-qualified Annuity          Retirement Plans to an IRA)   trustee or custodian)
                                       Contract/Certificate)            (Forward proceeds to USL
                                                                        within 60 days to maintain
                                                                        tax status)
------------------------------------------------------------------------------------------------------------------------------------
                                                     REQUEST FOR 1035 EXCHANGE
------------------------------------------------------------------------------------------------------------------------------------
I HEREBY ABSOLUTELY ASSIGN AND TRANSFER TO USL ALL OF MY RIGHTS, TITLE, AND INTEREST OF EVERY NATURE IN AND TO THE ABOVE REFERENCED
CONTRACT/CERTIFICATE INCLUDING, BUT NOT LIMITED TO SURRENDER, ASSIGN, TRANSFER, OR CHANGE BENEFICIARY.

 . Section 1035 of the Internal Revenue Code permits certain non-taxable exchanges of insurance policies and annuity contracts/certificates. It is my intention that this transfer qualify as a Section 1035 exchange and that no portion of this exchange be actually or constructively received by me. USL makes no representation concerning my tax treatment for this transaction and has neither responsibility nor liability for my tax treatment.
 . I understand the exact amount of the proceeds may vary depending upon the date of transfer and I agree to execute any additional documents required to complete the transfer.
 . I understand that the exchange is not complete if the company issuing the contract/certificate is unable or unwilling to pay the value of the above referenced contract(s)/certificate(s) to USL.
 . I understand that as of the date of surrender of the contract/certificate by the company, the surrendered contract/certificate no longer provides any coverage and the new contract/certificate is not in effect until USL approves the new contract/certificate and receives the funds.
 . I represent and warrant that no person, firm, or corporation has a legal or equitable interest in the contract/certificate except the undersigned, and that no proceedings of either legal or equitable nature have been instituted or are pending against the undersigned.
The contract/certificate is:
  [ ] ENCLOSED Contract/Certificate is attached
  [ ] LOST OR DESTROYED (I certify that the contract/certificate is lost or destroyed. In addition, I certify that the contract/certificate has not been assigned or pledged as collateral.)
_____________________________________________________________________   ____________________________________________________________
Owner's Signature(s)                                                    Date
USL, OWNER OF THE ABOVE REFERENCED CONTRACT/CERTIFICATE, DOES HEREBY REQUEST IMMEDIATE SURRENDER OF THE ABOVE REFERENCED
CONTRACT/CERTIFICATE.
------------------------------------------------------------------------------------------------------------------------------------
                        REQUEST FOR NON-QUALIFIED TRANSFER, QUALIFIED ROLLOVER OR QUALIFIED DIRECT TRANSFER
------------------------------------------------------------------------------------------------------------------------------------
THIS SERVES AS AUTHORIZATION TO LIQUIDATE AND FORWARD:
[ ] All         [ ] Partial             $ _______________________      or     ______________________%
of my account balance as listed above to the annuity I have established through USL.
___________________________________________________________________________________________________
FOR CD TRANSFERS: I am aware that if I request a liquidation of a CD prior to the maturity date, I may be subject to surrender or withdrawal penalties. I direct and authorize the above liquidation and transfer of the net liquidation proceeds:

[ ] Upon receipt of this request        [ ] On the maturity date of _____________________________
_____________________________________________________________________   ____________________________________________________________
Owner's Signature(s)                                                    Date
------------------------------------------------------------------------------------------------------------------------------------
                                                       LETTER OF ACCEPTANCE
------------------------------------------------------------------------------------------------------------------------------------
The above named individual has established a Qualified or Non-Qualified Annuity with USL. We will accept the transfer of cash assets currently held in your plan for placement into the Qualified or Non-Qualified Annuity established with USL.

FOR A SECTION 1035(a) EXCHANGE, PLEASE PROVIDE US WITH THE PRE AND POST TEFRA COST BASIS.

By: _______________________________________________________________   ______________________________________________________________
    Authorized Representative of USL                                  Date

Checks should be made payable to:  THE UNITED STATES LIFE Insurance Company In the City of New York
                                                    FBO (For the benefit of) _______________________________________________________
                                                                                   Print Name of Contract/Certificate Owner(s)

        Mail to:        THE UNITED STATES LIFE INSURANCE COMPANY                THE UNITED STATES LIFE INSURANCE COMPANY
                        IN THE CITY OF NEW YORK                       or        IN THE CITY OF NEW YORK
                        P.O. BOX 4728 DEPT. A                     overnight     C/O SOUTHWEST BANK OF TEXAS DEPT. A
                        HOUSTON, TX 77210-4728                                  4400 POST OAK PARKWAY
                                                                                HOUSTON, TX 77027
                                                                                ATTN: LOCKBOX PROCESSING
------------------------------------------------------------------------------------------------------------------------------------
USL 6742 Rev 1099                                             Page 11

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]



    Complete and return to:
      Administrative Center                 THE UNITED STATES LIFE INSURANCE COMPANY
          P.O. Box 1401                         IN THE CITY OF NEW YORK ("USL")
     Houston, TX 77251-1401                    Administrative Center: Houston, TX                              SELECT RESERVE
         (800) 246-1924
       Fax: (713) 831-3701                                                                               -- VARIABLE ANNUITY LOGO --
Hearing Impaired: (888) 436-5257                         SERVICE REQUEST
------------------------------------------------------------------------------------------------------------------------------------
[X] CERTIFICATE          1.| CERTIFICATE #: _____________________________________________  ANNUITANT: ______________________________
    IDENTIFICATION         |
(COMPLETE SECTIONS 1 & 13  | ADDRESS:               _______________________________________________________________________________
  FOR ALL REQUESTS.)       | [_] Check here if
                           |     change of address. _______________________________________________________________________________
 INDICATE CHANGE OR        |
REQUEST DESIRED BELOW.     | S.S. NO. OR TAX I.D. NO.: ______________/_______/___________/   Phone Number: (    ) _________________
-----------------------------------------------------------------------------------------------------------------------------------
[ ] NAME                 2.| [_] Annuitant* [_] Beneficiary* [_] Owner(s)* (DOES NOT CHANGE ANNUITANT, BENEFICIARY OR OWNERSHIP
    CHANGE                 |                                                                                          DESIGNATION)
                           |-------------------------------------------------------------------------------------------------------
                           | FROM (FIRST, MIDDLE, LAST)                   | TO (FIRST, MIDDLE, LAST)
                           |                                              |
                           | ------------------------------------------------------------------------------------------------------
                           | REASON:  [_] Marriage  [_] Divorce  [_] Correction  [_] Other (Attach copy of a certified court order.)
-----------------------------------------------------------------------------------------------------------------------------------
[ ] AUTOMATIC            3.| _______ By initialing here, I authorize USL to collect $ _________ (min. $100), starting on: _________
    ADDITIONAL             | by initiating electronic debit entries against my bank account with the                      MONTH/DAY
    PURCHASE               | following frequency:
    PAYMENT OPTION         |
                           | [_] Monthly  [_] Quarterly  [_] Semiannually  [_] Annually   (Attach voided check to Service Request.)
-----------------------------------------------------------------------------------------------------------------------------------
[ ]  DOLLAR COST         4.| Dollar cost average [_] $ _________ OR  [_] ________ % (whole % only)   Begin Date: _____/_____/______
     AVERAGING             | Taken from the  [_] Money Market    OR           [_] 1-Year Guarantee Period         MM    DD     YY
                           | FREQUENCY:      [_] Monthly     [_] Quarterly    [_] Semi-Annually   [_] Annually
                           | DURATION        [_] 12 months   [_] 24 months    [_] 36 months
                           | to be allocated to the following division(s) as indicated. (Use only dollars OR percentages.)
                           | AMERICAN GENERAL SERIES PORTFOLIO COMPANY            OFFIT VIF-High Yield (6)                __________
                           |   Money Market (13)                      ________    OFFIT VIF-Total Return (7)              __________
                           | HOTCHKIS AND WILEY VARIABLE TRUST                    OFFIT VIF-U.S. Government Securities(8) __________
                           |   Equity Income VIP (1)                  ________  ROYCE CAPITAL FUND
                           |   Low Duration VIP (3)                   ________    Royce Premier (9)                       __________
                           | LEVCO SERIES TRUST                       ________  WRIGHT MANAGED BLUE CHIP SERIES TRUST
                           |   LEVCO Equity Value (2)                 ________    Wright International Blue Chip (11)     __________
                           | NAVELLIER VARIABLE INSURANCE SERIES FUND, INC.       Wright Selected Blue Chip (12)
                           |   Navellier Growth (4)                   ________  OTHER
                           | OFFIT VARIABLE INSURANCE FUND, INC.                _______________________________________   __________
                           |   OFFIT VIF-Emerging Markets (5)         ________
-----------------------------------------------------------------------------------------------------------------------------------
[ ] AUTOMATIC            5.| [ ] ADD  [ ] STOP AUTOMATIC REBALANCING.
    REBALANCING            | [ ] CHANGE automatic rebalancing of variable investments to the percentage allocations indicated below:
    ($25,000 MINIMUM)      | [ ] Quarterly  [ ] Semiannually  [ ] Annually    (frequency based on certificate anniversary
                           | AMERICAN GENERAL SERIES PORTFOLIO COMPANY            OFFIT VIF-High Yield (6)                _________%
USE WHOLE PERCENTAGES.     |  Money Market (13)                       ________%   OFFIT VIF-Total Return (7)              _________%
TOTAL MUST EQUAL 100%.     | HOTCHKIS AND WILEY VARIABLE TRUST                    OFFIT VIF-U.S. Government Securities (8)_________%
                           |  Equity Income VIP (1)                   ________%  ROYCE CAPITAL FUND
                           |  Low Duration VIP (3)                    ________%   Royce Premier (9)                       _________%
                           | LEVCO SERIES TRUST                       ________%  WRIGHT MANAGED BLUE CHIP SERIES TRUST
                           |  LEVCO Equity Value (2)                  ________%   Wright International Blue Chip (11)     _________%
                           | NAVELLIER VARIABLE INSURANCE SERIES FUND, INC.       Wright Selected Blue Chip (12)          _________%
                           |  Navellier Growth (4)                    ________%  OTHER
                           | OFFIT VARIABLE INSURANCE FUND, INC.                  ____________________________________    _________%
                           |  OFFIT VIF-Emerging Markets (5)          ________%
                           | NOTE: Automatic rebalancing is only available for variable divisions. Automatic Rebalancing will not
                           | change allocation of future purchase payments.
------------------------------------------------------------------------------------------------------------------------------------
[ ] CHANGE ALLOCATION    5.| AMERICAN GENERAL SERIES PORTFOLIO COMPANY            OFFITT VIF-High Yield (7)               _________%
    OF FUTURE              |  Money Market (13)                       ________%   OFFIT VIF-U.S. Government Securities (8)_________%
    PURCHASE PAYMENTS      | HOTCHKIS AND WILEY VARIABLE TRUST                   ROYCE CAPITAL FUND
                           |  Equity Income VIP (1)                   ________%   Royce Premier (9)                       _________%
USE WHOLE PERCENTAGES.     |  Low Duration VIP (3)                    ________%  WRIGHT MANAGED BLUE CHIP SERIES TRUST
TOTAL MUST EQUAL 100%.     | LEVCO SERIES TRUST                       ________%   Wright International Blue Chip (11)     _________%
                           |  LEVCO Equity Value (2)                  ________%   Wright Selected Blue Chip (12)          _________%
                           | NAVELLIER VARIABLE INSURANCE SERIES                 OTHER
                           |  FUND, INC.  Navellier Growth (4)        ________%  _____________________________________    _________%
                           | OFFIT VARIABLE INSURANCE FUND, INC.                 FIXED ACCOUNT
                           |  OFFIT VIF-Emerging Markets (5)          ________%   1-Year Guarantee Period (20)            _________%
                           |  OFFIT VIF-High Yield (6)                ________%
                           | NOTE: A change to the allocation future purchase payments will not alter Automatic Rebalancing
                           | allocations.
-----------------------------------------------------------------------------------------------------------------------------------
USL 9023 REV 0499                                           PAGE 13

------------------------------------------------------------------------------------------------------------------------------------
[ ] TRANSFER OF          7.| Indicate division number along with gross dollar or percentage amounts. (Maintain $ or % consistency.)
    ACCUMULATED VALUES     |
                           |   % or $______ from Div._______ to Div._______            % or $______ from Div._______ to Div._______
                           |
                           |   % or $______ from Div._______ to Div._______            % or $______ from Div._______ to Div._______
                           |
                           |   % or $______ from Div._______ to Div._______            % or $______ from Div._______ to Div._______
                           | NOTE: If a transfer is elected and Automatic Rebalancing is active for your certificate, you may want
                           | to consider changing the Automatic Rebalancing allocations (Section 5). Otherwise, the Automatic
                           | Rebalancing will transfer funds in accordance with instructions on file.
-----------------------------------------------------------------------------------------------------------------------------------
[ ] SYSTEMATIC           8.| Specified Dollar Amount $________________      FREQUENCY:  [ ] Monthly  [ ] Quarterly [ ] Semiannually
    WITHDRAWAL             |                                                            [ ] Annually
    (ALSO COMPLETE         |
    SECTIONS 11, 12 & 13.) | To begin on ______/_______/_______ (Date must be between the 5TH and 24TH of the month and at least
($100 MINIMUM WITHDRAWAL)  |               MM     DD      YY    30 days after issue date.)
                           | Unless specified below, withdrawals will be taken from the divisions as they are currently allocated
PERCENTAGES (WHOLE % ONLY) | in your certificate.
   MUST EQUAL 100%, OR     |
DOLLARS MUST EQUAL TOTAL   | $ or %________ Div. No.________     $ or %________ Div. No.________     $ or %________ Div. No._______
         AMOUNT.           |
                           | $ or %________ Div. No.________     $ or %________ Div. No.________     $ or %________ Div. No._______
                           |
                           | $ or %________ Div. No.________     $ or %________ Div. No.________     $ or %________ Div. No._______
------------------------------------------------------------------------------------------------------------------------------------
[ ] REQUEST FOR          9.| Amount requested is to be (   ) net OR (   ) gross of applicable charges.      Total Amount = $________
    PARTIAL                |
    WITHDRAWAL             | $ or %________ Div. No.________     $ or %________ Div. No.________     $ or %________ Div. No._______
    (ALSO COMPLETE         |
  SECTIONS 11, 12 & 13.)   | $ or %________ Div. No.________     $ or %________ Div. No.________     $ or %________ Div. No._______
                           |
                           | $ or %________ Div. No.________     $ or %________ Div. No.________     $ or %________ Div. No._______
-----------------------------------------------------------------------------------------------------------------------------------
[ ] REQUEST FOR         10.| [ ] Certificate attached
    FULL                   |
    SURRENDER              | [ ] I hereby declare that the certificate specified above has been lost, destroyed, or misplaced and
    (ALSO COMPLETE         |     request that the value of the certificate be paid. I agree to indemnify and hold harmless USL
  SECTIONS 11, 12 & 13.)   |     against any claims which may be asserted on my behalf and on the behalf of my heirs, assignees,
                           |     legal representatives, or any other person claiming rights derived through me against USL on the
                           |     basis of the certificate.
-----------------------------------------------------------------------------------------------------------------------------------
[ ] METHOD OF           11.| NOTE: If no method is indicated, check(s) will be mailed to the owner at the address of record.
    DISTRIBUTION           | Check one:   [ ] Mail check to owner.    [ ] Mail check to alternate address.  [ ] Deposit funds
                           |                                                                                    directly to bank/
                           |                                                                                    firm.*
                           |                                                                                 (available only for
                           |                                                                                 systematic withdrawals)
                           | ______________________________________________________________________________________________________
                           | INDIVIDUAL OR BANK/FIRM
                           |
                           | _______________________________________________________     __________________________________________
                           | ADDRESS                                                     CITY/STATE/ZIP
                           |
                           | _______________________________________________________     Type of account:  [ ] Checking  [ ] Savings
                           | IF BANK/FIRM, PROVIDE ACCOUNT NUMBER TO BE REFERENCED
                           | FOR DEPOSIT.
                           |
                           | *Enclose a voided check from account where funds are             PLEASE DO NOT ENCLOSE A DEPOSIT SLIP.
                           |  to be deposited.
---------------------------|--------------------------------------------------------------------------------------------------------
[ ] NOTICE OF           12.| The taxable portion of the distribution you receive from your annuity certificate is subject to
    WITHHOLDING            | federal income tax withholding unless you elect not to have withholding apply. Withholding of state
                           | income tax may also be required by your state of residence. You may elect not to have withholding apply
                           | by checking the appropriate box below. If you elect not to have withholding apply to your distribution
                           | or if you do not have enough income tax withheld, you may be responsible for payment of estimated tax.
                           | You may incur penalties under the estimated tax rules, if your withholding and estimated tax are not
                           | sufficient. If no election is made we are REQUIRED to withhold Federal Income Tax.
                           |
                           | Check one: [  ] I do NOT want income tax withheld from this distribution.
                           |
                           |            [  ] I do want 10% or _________% income tax withheld from this distribution.
------------------------------------------------------------------------------------------------------------------------------------
[ ] AFFIRMATION/        13.| CERTIFICATION: Under penalties of perjury, I certify: (1) that the number shown on this form is my
    SIGNATURE              | correct taxpayer identification number and; (2) that I am not subject to backup withholding under
COMPLETE THIS SECTION FOR  | Section 3406(a)(1)(C) of the Internal Revenue Code.
       ALL REQUESTS.       |
                           | The Internal Revenue Service does not require your consent to any provision of this document other than
                           | the certification required to avoid backup withholding.
                           |
                           |
                           |  __________________________________________________      ______________________________________________
                           |                       DATE                                        SIGNATURE(S) OF OWNER(S)
                           |
-----------------------------------------------------------------------------------------------------------------------------------


USL 9023 REV 0499                   Page 14

  COMPLETE AND RETURN THIS REQUEST TO:       THE UNITED STATES LIFE INSURANCE COMPANY
The United States Life Insurance Company          IN THE CITY OF NEW YORK ("USL")
     In the City of New York                    Administrative Center: Houston, TX
      Administrative Center                                                                                        SELECT RESERVE
         P. O. Box 1401                               CHANGE OF BENEFICIARY                                       Variable Annuity
     Houston, TX 77251-1401

                        (Before completing this form please read instructions below and on reverse side.)
------------------------------------------------------------------------------------------------------------------------------------


Contract/Certificate No.                       Contract/Certificate Owner                          Annuitant
------------------------------------------------------------------------------------------------------------------------------------
METHOD OF PAYMENT: The death proceeds shall be payable in equal shares to the designated beneficiaries as may be living, unless otherwise provided below. In the event no beneficiary survives the Annuitant or Owner, and if this form or the Contract/Certificate does not provide otherwise, the proceeds will be paid to the executors or administrators of the deceased's Estate.
====================================================================================================================================
PRIMARY BENEFICIARY:

Full Name                                            Relationship to Annuitant                           Percentages (if applicable)
---------                                            -------------------------                           ---------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
If a living or non-testamentary trust is designated as a primary beneficiary, complete the following:

____________________________________________________________________________________________ Dated: _________________________
                                     Name of Trust

CONTINGENT BENEFICIARY (proceeds payable under this designation only if none of the designated primary beneficiaries survives the deceased Annuitant or Owner):

Full Name                                            Relationship to Annuitant                           Percentages (if applicable)
---------                                            -------------------------                           ---------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
If a living or non-testamentary trust is designated as a contingent beneficiary, complete the following:

____________________________________________________________________________________________ Dated: _________________________
                                     Name of Trust

====================================================================================================================================
The undersigned Contract/Certificate Owner hereby revokes any previous beneficiary designation and any optional mode of settlement with respect to any death benefit proceeds payable at the death of the Annuitant or Owner.

I represent and certify that no insolvency or bankruptcy proceedings are now pending against me.

Dated at _______________________________________________________ this ______________ day of __________________________, 19_______.

____________________________________________________________             _________________________________________________________
                          WITNESS                                                          CONTRACT/CERTIFICATE OWNER

____________________________________________________________             _________________________________________________________
                          WITNESS                                                       CONTRACT/SIGNATURE (IF REQUIRED)

====================================================================================================================================

This change of beneficiary and/or method of settlement has been approved by the Company at its Administrative Center, and presentation of the Contract/Certificate for endorsement has been waived.


                                                                    THE UNITED STATES LIFE Insurance Company In the City of New York


DATE OF APPROVAL:___________________________________________        BY:______________________________________________________

USL 8876-1


                                             INSTRUCTIONS FOR DESIGNATING BENEFICIARY
1.  All signatures must be in INK and should appear exactly as the name is given in the Contract/Certificate. A separate election for change of beneficiary must be completed for each Contract/Certificate.

2.  The full name of the new Beneficiary, relationship to the Annuitant, current mailing address and taxpayer identification number
    (S.S. No.) should be given for all Beneficiaries. If Beneficiary is to receive payment under life income option, give date of birth.

3.  If a Beneficiary is a married woman, her full given name should be used. For example, Mary E. Jones, not Mrs. J.F. Jones.
    If a Trustee is designated, notification as to the type of trust created should be furnished to the Company.

4.  If two Beneficiaries are to share jointly, the last name entered should be followed by the words "equally, or to the survivor."
    If three or more Beneficiaries are to share jointly, the last name entered should be followed by the words "equally, or to the survivors or survivor." If the interest of one Beneficiary is to be contingent to the interest of another, after the name of the first Beneficiary the following words should be placed: "if living; otherwise to."

For your assistance, examples of the wording to be used in some of the more common designations are set out below. In difficult cases where there is doubt as to the proper wording, the Company will prepare a special form for your signature on request.

1.  One Beneficiary                                         Jane Doe, wife of the Annuitant

2.  Two Primary Beneficiaries                               Jane Doe, wife of the Annuitant, and John Doe, son, equally, or to the survivor

3.  One Primary and Two Contingent Beneficiaries            Jane Doe, wife of the Annuitant, if living; otherwise to John
                                                            Doe and Mary Doe, children of the Annuitant, equally, or to the survivor


4.  One Primary and One Contingent Beneficiary              Jane Doe, wife of the Annuitant, if living; otherwise to John Doe, son

5.  Two Primary and One Contingent Beneficiary              John Doe and Mary Doe, parents of the Annuitant, equally,
                                                            or to the survivor; otherwise, to Jane Doe, sister of the Annuitant

6.  Wife, Primary; Named and Unnamed Children,              Jane Doe, wife of the Annuitant, if living; otherwise to Henry Doe,
    Contingent Beneficiaries                                Barbara Doe, and Paul Doe, children of the Annuitant, and any other then living children born of the marriage of the Annuitant and said wife, equally, or to the survivors

7.  Wife,  Primary; Children and Step-Children              Mary Doe, wife of the Annuitant, if living; otherwise, Henry Doe, son
    Contingents                                             of the Annuitant, Mary Doe, step-daughter of the Annuitant, and any then living children born of the marriage of the Annuitant and said wife, equally, or to the survivor

8.  Wife, Primary; Unnamed Children with                    Jane Doe, wife of the Annuitant, if living; otherwise any then living
    Second Contingents                                      children born of the marriage of the Annuitant and said wife, equally, or to the survivor; otherwise to Harry Doe and Mabel Doe, parents of the Annuitant, equally, or to the survivor

9.  Business Designations                                   A. The Beacon Oil Company, Incorporated, a Texas Corporation Houston,
                                                               Texas, employer (or creditor), or its successors or assigns

                                                            B. John Doe, Business Partner

                                                            C. Harry Doe, Employer (or employee)

10. Trustee - Written Trust                                 The American General Bank, Houston, Texas, as Trustee, or its
                                                            successors in Trust, under Trust Instrument dated May 31, 1995

    Trustee - Testamentary Trust                            Trustee as provided in the Last Will and Testament of the Annuitant, or successors thereunder

11. Estate                                                  The Executors, Administrators, or Assigns of the Annuitant

USL 8876-1

                   THE UNITED STATES LIFE Insurance Company   SELECT RESERVE
                        IN THE CITY OF NEW YORK ("USL")       VARIABLE ANNUITY
                                                                   LOGO
                      Administrative Center: Houston, TX




To Obtain a Statement of Additional Information, please complete the form below and mail to:

     THE UNITED STATES Life Insurance Company In the City of New York
     Attn:  Administrative Center
     P.O. Box 1401
     Houston, TX  77251-1401


Please send a Statement of Additional Information for the SELECT RESERVE Variable Annuity to me at the following address:

____________________________________________
Name

____________________________________________
Address

____________________________________________
City/State               Zip Code

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                   THE UNITED STATES LIFE INSURANCE COMPANY
                            IN THE CITY OF NEW YORK
                           SEPARATE ACCOUNT USL VA-R

                               SELECT RESERVE(SM)

                         FLEXIBLE PAYMENT VARIABLE AND
                   FIXED GROUP DEFERRED ANNUITY CERTIFICATES

                                   OFFERED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                             ADMINISTRATIVE CENTER

                    P.O. BOX 1401, HOUSTON, TEXAS 77251-1401
                                 1-800-246-1924

                      STATEMENT OF ADDITIONAL INFORMATION

                              Dated April 3, 2000

This Statement of Additional Information ("Statement") is not a prospectus. You should read it with the Prospectus for The United States Life Insurance Company in the City of New York Separate Account USL VA-R (the "Separate Account"), dated April 3, 2000, concerning flexible payment variable and fixed group deferred annuity Select Reserve(SM) certificates (the "Certificates"). The Separate Account invests in certain Series of the:

     .  American General Series Portfolio Company,

     .  Hotchkis and Wiley Variable Trust,

     .  LEVCO Series Trust,

     .  Navellier Variable Insurance Series Fund, Inc.,

     .  OFFIT Variable Insurance Fund, Inc.,

     .  Royce Capital Fund, and

     .  Wright Managed Blue Chip Series Trust.

You can obtain a copy of the Prospectus for the Certificates and any Prospectus supplements by contacting The United States Life Insurance Company in the City of New York ("USL") at the address or telephone numbers given above. You have the option of receiving benefits on a fixed basis through USL's Fixed Account or on a variable basis through USL's Separate Account. Terms have the same meaning in this Statement that they do in the Prospectus under the heading "Definitions."

                              TABLE OF CONTENTS

General Information.........................................................   2

Regulation and Reserves.....................................................   2

Independent Auditors........................................................   3

Services....................................................................   3

Principal Underwriter.......................................................   4

Annuity Payments............................................................   4
  Gender of Annuitant.......................................................   4
  Misstatement of Age or Gender and Other Errors............................   4

Change of Investment Adviser or Investment Policy...........................   4

Performance Data for the Divisions..........................................   5
  Average Annual Total Return Calculations..................................   5
  Cumulative Total Return Calculations......................................   5
  Hypothetical Performance..................................................   5
  Money Market Division Yield and Effective Yield Calculations..............   7
  Performance Comparisons...................................................   8

Effect of Tax-deferred Accumulation.........................................   8

Financial Statements........................................................   9

Index to Financial Statements...............................................  10

                              GENERAL INFORMATION

USL is a stock life insurance company established under the laws of the state of New York. The Company is a wholly-owned subsidiary of USLIFE Corporation, which in turn is a wholly-owned subsidiary of AGC Life Insurance Company, a Missouri corporation ("AG Missouri"). It is engaged primarily in the life insurance business and annuity business. AG Missouri, in turn, is a wholly-owned subsidiary of American General Corporation, a Texas holding corporation engaged primarily in the insurance business.


                            REGULATION AND RESERVES

USL is subject to regulation and supervision by the State of New York, where it is licensed to do business. This regulation covers a variety of areas, including:

  . benefit reserve requirements,

  . adequacy of insurance company capital and surplus,

  . various operational standards, and

  . accounting and financial reporting procedures.

USL's operations and accounts are subject to periodic examination by insurance regulatory authorities.

Under most insurance guaranty fund laws, a state can assess insurers doing business in the state for covered insurance contract losses incurred by insolvent companies. State laws set limits for these assessments. However, USL cannot reasonably estimate the amount of any future assessments of USL under these laws. Most states have the authority to excuse or defer an assessment, if it would threaten an insurer's own financial strength. The Account Value held in the Separate Account may not be covered by insurance guaranty fund laws. The Account Value held in the Fixed Account is covered by the insurance guaranty fund laws.

The federal government generally has not directly regulated the business of insurance. However, federal initiatives often have an impact on the business in a variety of ways. Federal measures that may adversely affect the insurance business include:

  .  employee benefit regulation,

  . tax law changes affecting the taxation of insurance companies or of insurance products,

  . changes in the relative desirability of various personal investment vehicles, and

  . removal of impediments on the entry of banking institutions into the business of insurance.

Also, both the executive and legislative branches of the federal government are considering various insurance regulatory matters. This could ultimately result in direct federal regulation of some aspects of the insurance business. USL cannot predict whether this will occur or, if it does, what the effect on USL would be.

State insurance law requires USL to carry reserves on its books, as liabilities, to meet its obligations under outstanding insurance contracts. USL bases these reserves on assumptions about future claims experience and investment returns, among other things.

Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Certificates, if USL were to incur claims or expenses at rates significantly higher than expected. This might happen, for example, due to a spread of acquired immune deficiency syndrome or other infectious diseases or catastrophes, or significant unexpected losses on its investments.

                             INDEPENDENT AUDITORS

The 1999 financial statements of USL included in this Statement were audited by Ernst & Young LLP, independent auditors, as set forth in their reports, appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. Ernst & Young LLP is located at 787 Seventh Avenue, New York, New York 10019.

                                   SERVICES

USL and American General Life Companies ("AGLC") are parties to a services agreement. Most of the affiliated companies within the American General Corporation holding company system, including certain life insurance companies, are also parties to a similar agreement. AGLC is a corporation incorporated in Delaware on November 24, 1997, with its home office located at 2727-A Allen Parkway, Houston, Texas 77019. AGLC provides shared services to USL and certain other life insurance companies at cost. These services include data processing, systems, customer services, product development, actuarial, auditing, accounting, and legal. USL paid AGLC $16,649,989 in 1999.

                             PRINCIPAL UNDERWRITER

American General Securities Incorporated ("AGSI") is the principal underwriter for the Certificates. AGSI also serves as principal underwriter to USL's Separate Account USL VL-R, to American General Life Insurance Company of New York's Separate Account E, and to AGL's Separate Account A, Separate Account D, and Separate Account VL-R, all of which are unit investment trusts registered under the Investment Company Act of 1940. AGSI, a Texas corporation, is a wholly-owned subsidiary of AGL and a member of the National Association of Securities Dealers, Inc.

As principal underwriter for the Separate Account, AGSI received no compensation from USL for any of the past three fiscal years.

USL offers the securities under the Certificates on a continuous basis.

                               ANNUITY PAYMENTS

GENDER OF ANNUITANT

When annuity payments are based on life expectancy, the amount of each annuity payment ordinarily will be higher if the Annuitant or other measuring life is a male, as compared with a female, under an otherwise identical Certificate. This is because, statistically, females tend to have longer life expectancies than males.

However, Montana, and certain other jurisdictions, do not permit differences in annuity payment rates between males and females.

In addition, employers should be aware that, under most employer-sponsored plans, the law prohibits Certificates that make distinctions based on gender. Under these plans, USL will make available Certificates with no such differences.

MISSTATEMENT OF AGE OR GENDER AND OTHER ERRORS

If the age or gender of an Annuitant has been misstated to us, any amount payable will be the amount that the purchase payments paid would have purchased at the correct age and gender. If we made any overpayments because of incorrect information about age or gender or any error or miscalculation, we will deduct the overpayment from the next payment or payments due. We will add any underpayments to the next payment. We will credit or charge the amount of any adjustment with interest at the assumed interest rate used in the Certificate's annuity tables.

               CHANGE OF INVESTMENT ADVISER OR INVESTMENT POLICY

Unless otherwise permitted by law or regulation, no Series may change the investment adviser to any Series or any investment policy without the consent of the shareholders. If required, we will file approval of or change of any investment objective with the insurance department of each state where a Certificate has been delivered. We will notify you (or, after annuity payments start, the payee) of any material investment policy change that we have approved. We will also notify you of any investment policy change before its implementation by the Separate Account, if the change requires your comment or vote.

                      PERFORMANCE DATA FOR THE DIVISIONS

We may quote investment results for the available Divisions of Separate Account USL VA-R from time to time. These results will not be an estimate or guarantee of future investment performance. Nor will they represent the actual experience of amounts invested by a particular Owner. We will carry performance figures to the nearest one-hundredth of one percent. We may include in the figures the effect of voluntary fee waivers and expense reimbursements to the Funds from their investment adviser and administrator.

AVERAGE ANNUAL TOTAL RETURN CALCULATIONS

Each Division may advertise its average annual total return. We calculate each Division's average annual total return quotation under the following standard method that the Securities and Exchange Commission ("SEC") prescribes:

 . We take a hypothetical $1,000 investment in the Division's Accumulation Units on the first day of the period at the maximum offering price. This figure is the Accumulation Unit Value per unit ("initial investment").

 , We calculate the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value reflects the effect of all recurring charges and fees applicable under the Certificate to all Owner accounts. Recurring charges and fees include the Mortality and Expense Risk Charge and the Administrative Expense Charge. We do not reflect any premium taxes in the calculation.

 .  We divide the redeemable value by the initial investment.

 . We take this quotient to the Nth root (N representing the number of years in the period), subtract 1 from the result, and express the result as a percentage.

CUMULATIVE TOTAL RETURN CALCULATIONS

Each Division may also advertise cumulative total return performance.
Cumulative total return performance is the compound rate of return on a hypothetical initial investment of $1,000 in each Division's Accumulation Units on the first day of the period at the maximum offering price. This figure is the Accumulation Unit value per unit ("initial investment"). Cumulative total return figures (and the related "Growth of a $1,000 Investment" figures set forth below) do not include the effect of any premium taxes. Cumulative total return figures reflect changes in Accumulation Unit value. We calculate these quotations by finding the cumulative rates of return of the hypothetical initial investment over various periods, according to the following formula, and then expressing those rates as a percentage:

                                   C = (ERV/P) - 1
Where:

C   =  cumulative total return
P   =  a hypothetical initial investment of $1,000
ERV = ending redeemable value at the end of the applicable period of a hypothetical $1,000 investment made at the beginning of the applicable period.

HYPOTHETICAL PERFORMANCE

Each Division may advertise hypothetical performance, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Series in which the

Division invests pre-dates the effective date of the Division. The tables below provide hypothetical performance information for the available Divisions of the Separate Account based on the actual historical performance of the corresponding Series in which each of these Divisions invests. This information reflects all actual charges and deductions of these Series and the Separate Account that hypothetically would have been made if the Separate Account invested assets under the Certificates in these Series for the periods indicated.

All of the actual historical performance of the corresponding Series, as of the date of this Statement, predates the effective date of the Division investing in that Series. The tables below will be revised, in future Statements, to show actual annual historical performance that occurs after the effective date of a Division.

              Hypothetical Historical Average Annual Total Returns
                          (Through December 31, 1999)

                                                                                              Since
                                                                                             Series
Investment Division                       One Year/1/    Five Years/1/    Ten Years/1/    Inception/1, 2/
-------------------                       ------------   --------------   -------------   ----------------
Hotchkis and Wiley Equity Income VIP         (3.11)%          N/A              N/A             (5.55)%
Hotchkis and Wiley Low Duration VIP            2.02%          N/A              N/A               3.28%
LEVCO Equity Value                            15.26%          N/A              N/A              10.72%
Navellier Growth                              91.89%          N/A              N/A              51.21%
OFFIT VIF-Emerging Markets                    24.52%          N/A              N/A               4.80%
OFFIT VIF-High Yield                         (1.18)%          N/A              N/A               6.30%
OFFIT VIF-Total Return                       (2.66)%          N/A              N/A             (0.88)%
OFFIT VIF-U.S. Gov. Securities                  N/A           N/A              N/A             (1.19)%
Royce Premier                                  7.79%          N/A              N/A              11.03%
Wright International Blue Chip                31.70%        13.69%             N/A               9.56%
Wright Selected Blue Chip                     13.60%        17.25%             N/A              12.88%
Money Market                                   4.33%         4.49%            4.21%               N/A


                Hypothetical Historical Cumulative Total Returns
                           (Through December 31,1999)

                                                                                              Since
                                                                                              Series
Investment Division                       One Year/1/    Five Years/1/    Ten Years/1/    Inception/1, 2/
-------------------                       -----------    -------------    ------------    ---------------
Hotchkis and Wiley Equity Income VIP         (3.11)%          N/A             N/A              (9.71)%
Hotchkis and Wiley Low Duration VIP            2.02%          N/A             N/A                5.95%
LEVCO Equity Value                            15.26%          N/A             N/A               18.09%
Navellier Growth                              91.89%          N/A             N/A              114.11%
OFFIT VIF-Emerging Markets                    24.52%          N/A             N/A               16.95%
OFFIT VIF-High Yield                         (1.18)%          N/A             N/A               25.71%
OFFIT VIF-Total Return                       (2.66)%          N/A             N/A              (1.33)%
OFFIT VIF-U.S. Gov. Securities                  N/A           N/A             N/A              (0.90)%
Royce Premier                                  7.79%          N/A             N/A               37.02%
Wright International Blue Chip                31.70%        90.03%            N/A               72.78%
Wright Selected Blue Chip                     13.60%       121.74%            N/A              106.63%
Money Market                                   4.33%        24.57%          51.02%                N/A

     Hypothetical Historical Growth of a $1,000 Investment in the Divisions
                          (Through December 31, 1999)

                                                                                           Since
                                                                                           Series
Investment Division                       One Year/1/   Five Years/1/   Ten Years/1/   Inception/1, 2/
-------------------                       -----------   -------------   ------------   ---------------
Hotchkis and Wiley Equity Income VIP           $  969             N/A         N/A            $  903
Hotchkis and Wiley Low Duration VIP            $1,020             N/A         N/A            $1,060
LEVCO Equity Value                             $1,153             N/A         N/A            $1,181
Navellier Growth                               $1,919             N/A         N/A            $2,141
OFFIT VIF-Emerging Markets                     $1,245             N/A         N/A            $1,169
OFFIT VIF-High Yield                           $  988             N/A         N/A            $1,257
OFFIT VIF-Total Return                         $  973             N/A         N/A            $  987
OFFIT VIF-U.S. Gov. Securities                    N/A             N/A         N/A            $  991
Royce Premier                                  $1,078             N/A         N/A            $1,370
Wright International Blue Chip                 $1,317          $1,900         N/A            $1,728
Wright Selected Blue Chip                      $1,136          $2,217         N/A            $2,066
Money Market                                   $1,043          $1,246      $1,510               N/A
--------------------------

/1/ "N/A" reflects SEC rules that require us to show return information for no more than 10 years.

/2/ The inception dates for each Series funding the Divisions listed above are:
Money Market, January 16, 1986; Wright International Blue Chip and Wright Selected Blue Chip, January 5, 1994; OFFIT VIF-High Yield, April 4, 1996; OFFIT VIF-Emerging Markets, August 28, 1996; Royce Premier, December 27, 1996; LEVCO Equity Value, August 4, 1997; Navellier Growth, February 27, 1998; Hotchkis and Wiley Equity Income VIP and Hotchkis and Wiley Low Duration VIP, March 18, 1998; OFFIT VIF-Total Return, June 29, 1998; OFFIT VIF-U.S. Government Securities, March 31, 1999.

MONEY MARKET DIVISION YIELD AND EFFECTIVE YIELD CALCULATIONS

We calculate the Money Market Division's yield for which we use a standard method that the SEC prescribes. Under that method, we base the current yield quotation on a seven-day period and calculate that yield as follows:

  . We take the net change in the Accumulation Unit value during the period.

  . We divide that net change by the Accumulation Unit value at the beginning of the period to obtain the base period return.

  . We multiply the base period return by the fraction 365/7 to obtain the current yield figure.

  . We carry the current yield figure to the nearest one-hundredth of one percent.

We do not include realized capital gains or losses and unrealized appreciation or depreciation of the Division's Portfolio in the calculation. The Money Market Division's hypothetical historical yield for the seven-day period ended December 31, 1999 was 4.31%.

We determine the Money Market Division's effective yield by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1)/365/7/ -1. The Money Market Division's hypothetical historical effective yield for the seven day period ended December 31, 1999 was 4.41%.

Yield and effective yield do not reflect the deduction of premium taxes that may be imposed upon the redemption of Accumulation Units.

PERFORMANCE COMPARISONS

In our advertising and sales literature, we may compare the performance of each or all of the available Divisions of the Separate Account to the performance of
(1) other variable annuities in general or (2) particular types of variable annuities that invest in mutual funds, or series of mutual funds, with investment objectives similar to each of the Divisions of the Separate Account.

Lipper Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDS (R)") are independent services that monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Lipper's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS (R) rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS (R) rank such issuers on the basis of total return. Total return assumes the reinvestment of dividends and distributions, but does not take into consideration sales charges, redemption fees or certain expense deductions at the separate account level. In addition, VARDS (R) prepares risk-adjusted rankings, which consider the effects of market risk on total return performance.

In addition, we may compare each Division's performance in advertisements and sales literature to the following benchmarks:

 . the Standard & Poor's 500 Composite Stock Price Index, an unmanaged weighted index of 500 leading domestic companies that represents approximately 80% of the market capitalization of the United States equity market;

 . the Dow Jones Industrial Average, an unmanaged unweighted average of 30 blue chip industrial corporations listed on the New York Stock Exchange and generally considered representative of the United States stock market;

 . the Consumer Price Index, published by the U.S. Bureau of Labor Statistics, a statistical measure of change, over time, in the prices of goods and services in major spending groups and generally is considered to be a measure of inflation;

 . the Lehman Brothers Government and Domestic Strategic Income Index, the Salomon Brothers High Grade Domestic Strategic Income Index, and the Merrill Lynch Government/Corporate Master Index, unmanaged indices that are generally considered to represent the performance of intermediate and long term bonds during various market cycles; and

 . the Morgan Stanley Capital International Europe Australasia Far East Index, an unmanaged index that is considered to be generally representative of major non-United States stock markets.

                      EFFECT OF TAX-DEFERRED ACCUMULATION

The Certificates qualify for tax-deferred treatment on earnings. This tax-deferred treatment increases the amount available for accumulation by deferring taxes on any earnings until the earnings are withdrawn. The longer the taxes are deferred, the more the potential you have for the assets under your Certificate to grow over the term of the Certificates.

The hypothetical tables set out below illustrate this potential. The tables compare accumulations based on a single initial purchase payment of $100,000 compounded annually under:

 . a Certificate, under which earnings are not taxed until withdrawn in connection with a full surrender, partial withdrawal, or annuitization, or termination due to insufficient Account Value ("withdrawal of earnings") and

 . an investment under which earnings are taxed on a current basis ("Taxable Investment"), based on an assumed tax rate of 28%, and the assumed earning rates specified.

                                       5 Years    10 Years   20 Years
                                       --------   --------   --------
                                            (7.50% earnings rate)
Certificate                            $143,563   $206,103   $424,785
Certificate (after Taxes)              $131,365   $176,394   $333,845
Taxable Investment                     $130,078   $169,202   $286,294

                                           (10.00% earnings rate)
Certificate                            $161,051   $259,374   $672,750
Certificate (after Taxes)              $143,957   $214,749   $512,380
Taxable Investment                     $141,571   $200,423   $401,694

The hypothetical tables do not reflect any fees or charges under a Certificate or Taxable Investment. However, the Certificates impose:

  .  a Mortality and Expense Risk Charge of 0.36%, and

  .  an Administrative Expense Charge of 0.04%.

A Taxable Investment could incur comparable fees or charges. Fees and charges would reduce the return from a Certificate or Taxable Investment.

Under the Certificates, a withdrawal of earnings is subject to tax, and may be subject to an additional 10% tax penalty before age 59 1/2..

These tables are only illustrations of the effect of tax-deferred accumulations and are not a guarantee of future performance.

                             FINANCIAL STATEMENTS

There are no current financial statements for the Separate Account included in this Statement, because, as of the date of this Statement, the Separate Account had funded no Certificates and held no assets.

You should consider the financial statements of USL that we include in this Statement primarily as bearing on the ability of USL to meet its obligations under the Certificates.

                                     INDEX TO
                              FINANCIAL STATEMENTS

                                                                        Page No.
                                                                        --------
USL Financial Statements
  Years Ended December 31, 1999, 1998, and 1997
  Report of Independent Auditors........................................   F-1
  Balance Sheets........................................................   F-2
  Statements of Income..................................................   F-4
  Statements of Comprehensive Income....................................   F-5
  Statements of Shareholder's Equity....................................   F-6
  Statements of Cash Flows..............................................   F-7
  Notes to Financial Statements.........................................   F-8

                  [LETTERHEAD OF ERNST & YOUNG APPEARS HERE]


                         Report of Independent Auditors

Board of Directors and Shareholder
The United States Life Insurance Company in the City of New York

We have audited the accompanying balance sheets of The United States Life Insurance Company in the City of New York (an indirectly wholly owned subsidiary of American General Corporation) as of December 31, 1999 and 1998, and the related statements of income, comprehensive income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The United States Life Insurance Company in the City of New York at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.

                                                /s/ ERNST & YOUNG LLP
                                                --------------------------------
March 21, 2000                                      ERNST & YOUNG LLP

        The United States Life Insurance Company in the City of New York

                                 Balance Sheets

                                                       DECEMBER 31
                                                  1999            1998
                                               ---------------------------
                                                     (In Thousands)
ASSETS
Investments:
Fixed maturity securities, at fair value
 (amortized cost - $1,688,015 in 1999 and
 $1,897,758 in 1998)                           $1,665,005       $2,047,519
Equity securities, at fair value
 (cost - $673 in 1999 and $568 in 1998)               735              584
Mortgage loans on real estate                     112,031           84,387
Policy loans                                       82,784           84,412
Investment real estate                              1,556            6,101
Other long-term investments                        12,948            1,385
Short-term investments                            191,474            3,005
                                               ----------       ----------
Total investments                               2,066,533        2,227,393

Cash                                                8,571            5,045
Indebtedness from affiliates                        1,170            6,832
Accrued investment income                          33,724           37,227
Accounts and premiums receivable                   93,275          231,863
Reinsurance recoverable                           629,306          620,661
Deferred policy acquisition costs                 146,686           98,552
Property and equipment                              4,345            4,318
Other assets                                       18,369           12,886
                                               ----------       ----------
Total assets                                   $3,001,979       $3,244,777
                                               ==========       ==========



See accompanying notes.

                                                       DECEMBER 31
                                                  1999            1998
                                               ---------------------------
                                                     (In Thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits
     Life and Annuity                          $1,675,300       $1,729,001
     Accident & Health                            385,877          407,942
Other policy claims and benefits payable          117,684          116,912
Other policyholders' funds                        109,832          109,130
Federal income taxes                              (51,159)          (7,585)
Indebtedness to affiliates                          1,568            1,848
Reinsurance payable                               258,889          245,576
Other liabilities                                 108,921          118,339
                                               ----------       ----------
Total liabilities                               2,606,912        2,721,163
                                               ==========       ==========
Shareholder's equity:
 Common stock, $2 par value, 1,980,658
  shares authorized, issued, and
  outstanding                                       3,961            3,961
 Additional paid-in capital                         8,361            8,361
 Accumulated other comprehensive income           (12,915)          53,394
 Retained earnings                                395,660          457,898
                                               ----------       ----------
Total shareholder's equity                        395,067          523,614
                                               ----------       ----------
Total liabilities and shareholder's equity     $3,001,979       $3,244,777
                                               ==========       ==========


See accompanying notes.

        The United States Life Insurance Company in the City of New York

                              Statements of Income

                                                      YEAR ENDED DECEMBER 31
                                                   1999         1998       1997
                                                 ---------------------------------
                                                           (In Thousands)
Revenues:
 Premiums and other considerations                $205,554    $594,155    $666,173
 Net investment income                             166,695     185,838     189,262
 Net realized investment gains (losses)              4,689      (3,951)     (3,116)
 Other                                               6,330       4,901      26,576
                                                ---------------------------------
Total revenues                                     383,268     780,943     878,895
                                                ---------------------------------
Benefits and expenses:
 Benefits                                          203,967     514,020     594,021
 Operating costs and expenses                      124,372     221,115     212,977
 Loss on reinsurance settlements                         -      59,878           -
 Litigation settlement                                   -      30,689           -
 Change in control costs                                 -           -       6,955
                                                 ---------------------------------
Total benefits and expenses                        328,339     825,702     813,953
                                                 ---------------------------------
Income (loss) before income tax
 expense (benefit)                                  54,929     (44,759)     64,942

Income tax expense (benefit)                        19,167     (19,308)     22,700
                                                 ---------------------------------
Net income (loss)                                 $ 35,762    $(25,451)   $ 42,242
                                                 =================================

See accompanying notes.

        The United States Life Insurance Company in the City of New York

                       Statements of Comprehensive Income

                                                      YEAR ENDED DECEMBER 31
                                                   1999         1998       1997
                                                 ---------------------------------
                                                          (In Thousands)

Net income (loss)                              $  35,762    $(25,451)   $ 42,242
                                               ----------------------------------
Other comprehensive (loss) income:

 Gross change in unrealized (losses) gains      (162,179)      8,995      63,302
 DPAC                                             61,197     (13,917)    (16,397)
 Tax (benefit) expense                           (35,345)     (1,724)     16,417
                                               ----------------------------------
      Net (loss) gain                            (65,637)     (3,198)     30,488
                                               ----------------------------------
Less:
 Gains (losses) realized in net income             5,321      (4,166)      3,911
 DPAC                                             (4,289)        (85)       (741)
 Tax expense (benefit)                               360      (1,489)      1,110
                                               ----------------------------------
      Net (loss) gain                                672      (2,762)      2,060
                                               ----------------------------------
Change in net unrealized (losses) gains          (66,309)       (436)     28,428
                                               ----------------------------------
Comprehensive (loss) income                    $ (30,547)   $(25,887)   $ 70,670
                                               ==================================

See accompanying notes.

        The United States Life Insurance Company in the City of New York

                       Statements of Shareholder's Equity


                                                      YEAR ENDED DECEMBER 31
                                                   1999         1998       1997
                                               ---------------------------------
                                                          (In Thousands)
Common stock:
 Balance at beginning of year                  $  3,961     $  3,961    $  3,961
 Change during year                                   -            -           -
                                               ----------------------------------
Balance at end of year                            3,961        3,961       3,961
                                               ----------------------------------
Additional paid-in capital:
 Balance at beginning of year                     8,361        8,361       8,361
 Change during year                                   -            -           -
                                               ----------------------------------
Balance at end of year                            8,361        8,361       8,361
                                               ----------------------------------
Accumulated other comprehensive income:
 Balance at beginning of year                    53,394       53,830      25,402
 Change in unrealized (losses) gains on
  securities                                    (66,309)        (436)     28,428
                                               ----------------------------------
Balance at end of year                          (12,915)      53,394      53,830
                                               ----------------------------------
Retained earnings:
 Balance at beginning of year                   457,898      483,349     441,107
 Net income (loss)                               35,762      (25,451)     42,242
 Dividends paid                                 (98,000)           -           -
                                               ----------------------------------
Balance at end of year                          395,660      457,898     483,349
                                               ----------------------------------
Total shareholder's equity                     $395,067     $523,614    $549,501
                                               ==================================

See accompanying notes.

        The United States Life Insurance Company in the City of New York

                            Statements of Cash Flows

                                                                         YEAR ENDED DECEMBER 31
                                                                     1999          1998           1997
                                                                -----------------------------------------
                                                                             (In Thousands)
OPERATING ACTIVITIES
Net income (loss)                                               $    35,762    $   (25,451)   $   42,242
Adjustments to reconcile net income to net cash
 provided by (used in) operating activities:
 Change in accounts and premiums receivable                         138,588       (167,146)       (6,977)
 Change in future policy benefits                                   (52,714)       174,629        82,006
 Amortization of policy acquisition costs                            44,123         66,331        58,583
 Policy acquisition costs deferred                                  (31,030)       (62,766)      (62,651)
 Change in other policyholders' funds                                 5,927         22,573        21,783
 Provision for deferred income tax expense                            2,495        (45,403)         (995)
 Depreciation                                                         1,294          1,327         1,100
 Amortization                                                        (4,858)        (1,734)       (2,360)
 Change in indebtedness to/from affiliates                            5,382         (8,019)        3,415
 Change in reinsurance balances                                       4,668       (321,733)       (9,492)
 Net (gain) loss on sale of investments                              (4,689)         3,951         3,116
 Other, net                                                         (21,051)       118,537        39,806
                                                                -----------------------------------------
Net cash provided by (used in) operating
 activities                                                         123,897       (244,904)      169,576
                                                                -----------------------------------------
INVESTING ACTIVITIES
Purchases of investments and loans made                          (4,284,385)    (2,833,731)   (2,407,890)
Sales or maturities of investments and
receipts from repayment of loans                                  4,286,356      3,183,379     2,507,408
Sales and purchases of property, equipment, and
 software, net                                                       (1,290)        (3,674)          274
                                                                -----------------------------------------
Net cash provided by investing activities                               681        345,974        99,792
                                                                -----------------------------------------
FINANCING ACTIVITIES
Policyholder account deposits                                       138,580        131,386       135,668
Policyholder account withdrawals                                   (161,632)      (232,245)     (407,383)
Dividends paid                                                      (98,000)             -             -
                                                                -----------------------------------------
Net cash (used in) financing activities                            (121,052)      (100,859)     (271,715)
                                                                -----------------------------------------
Increase (decrease) in cash                                           3,526            211        (2,347)
Cash at beginning of year                                             5,045          4,834         7,181
                                                                -----------------------------------------
Cash at end of year                                             $     8,571    $     5,045    $    4,834
                                                                =========================================

Interest paid amounted to approximately $0.4 million and $5.3 million in 1999 and 1998, respectively. There was no interest paid in 1997.

See accompanying notes.

        The United States Life Insurance Company in the City of New York

                         Notes to Financial Statements

                               December 31, 1999

NATURE OF OPERATIONS

The United States Life Insurance Company in the City of New York (the "Company") is domiciled in the State of New York. The Company is a wholly owned subsidiary of USLIFE Corporation. Through the acquisition of USLIFE Corporation by American General Corporation (the "Parent Company") on June 17, 1997, American General Corporation became the ultimate parent of the Company.

The Company offers a broad portfolio of individual life and annuity products as well as group and credit insurance.

The individual life line of business includes universal life, level term, whole life and interest sensitive whole life as well as annuities. These individual and annuity products are sold primarily to affluent markets, generally through independent general agencies and producers as well as financial institutions. The Company also provides products for preferred international markets and other target markets through lower cost distribution channels.

Group insurance products include group life, accidental death & dismemberment ("AD&D"), dental, vision and disability coverage and are sold through independent general agents and producers as well as third party administrators. These products are marketed nationwide to employers, professional and affinity associations. The Company also offers managed care medical products to small employers in four states (New York, New Jersey, Colorado and Illinois).

1. ACCOUNTING POLICIES

1.1 PREPARATION OF FINANCIAL STATEMENTS

The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from those estimates.

1.2 INSURANCE CONTRACTS

The insurance contracts accounted for in these financial statements include both long-duration and short-duration contracts.

Long-duration contracts include traditional whole life, endowment, guaranteed renewable term life, universal life, limited payment, and investment contracts. Long-duration

       The United States Life Insurance Company in the City of New York

1. ACCOUNTING POLICIES (CONTINUED)

1.2 INSURANCE CONTRACTS (CONTINUED)


contracts generally require the performance of various functions and services over a period of more than one year.

Short-duration contracts include group major medical, dental, term life, AD&D, excess major medical, hospital indemnity and long-term and short-term disability policies. Short-term contracts generally require the performance of various functions and services over a period of one year or less.

The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

1.3 INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity and equity securities were classified as available-for-sale and recorded at fair value at December 31, 1999, 1998 and 1997. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in accumulated other comprehensive income within shareholders' equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security is reduced to its fair value, and the reduction is recorded as a realized loss.

MORTGAGE LOANS

Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers all non-performing loans and loans for which management has a concern based on its assessment of risk factors, such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review and a formula that reflects past results and current trends.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are considered to be collateral dependent and are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

       The United States Life Insurance Company in the City of New York

1. ACCOUNTING POLICIES (CONTINUED)

1.3 INVESTMENTS (CONTINUED)

POLICY LOANS

Policy loans are reported at unpaid principal balance.

INVESTMENT REAL ESTATE

Investment real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

INVESTMENT INCOME

Interest on fixed maturity securities and performing and restructured mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

REALIZED INVESTMENT GAINS

Realized investment gains (losses) are recognized using the specific-identification method.

1.4 DEFERRED POLICY ACQUISITION COSTS ("DPAC")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

DPAC associated with interest-sensitive life contracts is charged to expense in relation to the estimated gross profits of those contracts. DPAC associated with insurance investment contracts is effectively charged off over the period ending one year beyond the surrender charge period. DPAC associated with all other insurance contracts is charged to expense over the premium-paying period or as the premiums are earned over the life of the contract.

DPAC associated with interest-sensitive life contracts is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within shareholder's equity.

The Company reviews the carrying amount of DPAC on at least an annual basis. Management considers estimated future gross profits or future premiums, future lapse

       The United States Life Insurance Company in the City of New York

1. ACCOUNTING POLICIES (CONTINUED)

1.4 DEFERRED POLICY ACQUISITION COSTS ("DPAC") (CONTINUED)


rates, expected mortality/morbidity, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable.

1.5 PREMIUM RECOGNITION

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC (see Note 1.4). For all other contracts, premiums are recognized when due.

1.6 POLICY AND CONTRACT CLAIMS RESERVES

The Company's insurance and annuity liabilities relate to both long-duration and short-duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

For long-duration contracts such as interest-sensitive life and insurance investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other long-duration contracts are based on estimates of the cost of future policy benefits. Reserves are determined using the net level premium method. Interest assumptions used to compute reserves ranged from 2.2% to 11.25% at December 31, 1999.

Short-duration contracts are rated based on attained age and are guaranteed issue and thus not subject to the normal wear-off mortality/morbidity patterns. No policy reserves other than unearned premium reserves are held. The unearned premium reserve is based on gross premium and is calculated on a pro rata basis.

Incurred but not reported claim reserves are based upon patterns demonstrated through run-out studies. Reserves for open long-term disability claims are based on the 1985 Commissioner Disability Tables, modified for company experience. The interest rate assumption varies by year of incurral, but averages 6.95%.

Waiver of premium reserves for life insurance are based on the 1970 Krieger table, modified for company experience. The interest rate used is 6%.

       The United States Life Insurance Company in the City of New York

1. ACCOUNTING POLICIES (CONTINUED)

1.7 REINSURANCE


The Company limits its exposure to loss on any single insured to $1.5 million by ceding additional risks through reinsurance contracts with other insurers. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

A recoverable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Benefits paid and future policy benefits related to ceded insurance contracts are recorded as reinsurance recoverables. The cost of reinsurance is recognized over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

1.8 PARTICIPATING POLICY CONTRACTS

Participating life insurance accounted for approximately 38.7%, 36.7%, and 33.2% of individual life insurance in force at December 31, 1999, 1998 and 1997 respectively.

The portion of earnings allocated to participating policyholders that cannot be expected to inure to shareholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $2.2 million, $2.4 million and $2.6 million in 1999, 1998 and 1997 respectively.

1.9 INCOME TAXES

The Company was acquired by American General Corporation on June 17, 1997. Following the acquisition, the Company will file a separate life company federal income tax return for five years.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a

       The United States Life Insurance Company in the City of New York

1. ACCOUNTING POLICIES (CONTINUED)

1.9 INCOME TAXES (CONTINUED)


valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. Changes related to fluctuations in fair value of available-for-sale securities are included in accumulated other comprehensive income in shareholder's equity.

1.10 CHANGES IN ACCOUNTING AND REPORTING STANDARDS

In June 1998, the Financial Accounting Standards Board issued SFAS 133, Accounting for Derivative Instruments and Hedging Activities, which requires all derivative instruments to be recognized at fair value as either assets or liabilities in the balance sheet. Changes in the fair value of a derivative instrument are to be reported as earnings or other comprehensive income, depending upon the intended use of the derivative instrument. This statement is effective for fiscal years beginning after June 15, 2000. Adoption of SFAS 133 is not expected to have a material impact on the Company's results of operations or financial position.

2. INVESTMENTS

2.1 INVESTMENT INCOME

Investment income by type of investment was as follows:

                                                1999           1998           1997
                                     ---------------------------------------------
                                                      (In Thousands)
Investment income:
 Fixed maturities                           $145,074       $176,449       $176,714
 Equity securities                                49             49             49
 Mortgage loans on real estate                 7,750          5,766          7,277
 Investment real estate                          744          1,556          1,365
 Policy loans                                  5,468          5,521          5,683
 Other long-term investments                   2,852            310            652
 Short-term investments                        8,307          2,742          1,280
 Investment income from affiliates               370             57              -
                                     ---------------------------------------------
Gross investment income                      170,614        192,450        193,020
Investment expenses                            3,919          6,612          3,758
                                     ---------------------------------------------
Net investment income                       $166,695       $185,838       $189,262
                                     =============================================

       The United States Life Insurance Company in the City of New York

2. INVESTMENTS (CONTINUED)

2.2 NET REALIZED INVESTMENT GAINS (LOSSES)


Realized gains (losses) by type of investment were as follows:

                                                1999             1998            1997
                                     ------------------------------------------------
                                                       (In Thousands)
Fixed maturities:
 Gross gains                                 $14,211          $ 2,860         $ 6,704
 Gross losses                                 (8,879)          (7,111)         (3,534)
                                     ------------------------------------------------
Total fixed maturities                         5,332           (4,251)          3,170
Other investments                               (643)             300          (6,286)
                                     ------------------------------------------------
Net realized investment gains
 (losses) before tax                           4,689           (3,951)         (3,116)
Income tax expense (benefit)                   1,641           (1,383)         (1,090)
                                     ------------------------------------------------
Net realized investment gains
 (losses) after tax                          $ 3,048          $(2,568)        $(2,026)
                                     ================================================

2.3 FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity and equity securities are classified as available-for-sale and reported at fair value (see Note 1.3). Amortized cost and fair value at December 31, 1999 and 1998 were as follows:

                                                 GROSS           GROSS
                                AMORTIZED      UNREALIZED     UNREALIZED         FAIR
                                   COST           GAIN           LOSS           VALUE
                            -------------------------------------------------------------
                                                     (In Thousands)
DECEMBER 31, 1999
Fixed maturity securities:
 Corporate securities:
   Investment-grade              $1,422,946        $21,597       $(37,943)    $1,406,600
   Below investment-grade           100,502          1,240         (8,904)        92,838
 Mortgage-backed securities*        111,666            256         (1,067)       110,855
 U.S. government obligations          8,699            535            (79)         9,155
 Foreign governments                 36,839          1,447            (77)        38,209
 State and political subdivisions     4,466              -           (161)         4,305
 Redeemable preferred stocks          2,897            159            (13)         3,043
                            -------------------------------------------------------------
Total fixed maturity
 securities                     $ 1,688,015        $25,234       $(48,244)     $1,665,005
                            =============================================================
Equity securities               $       673        $    62       $      -      $      735
                            =============================================================

       The United States Life Insurance Company in the City of New York

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

                                                                GROSS        GROSS
                                               AMORTIZED     UNREALIZED   UNREALIZED      FAIR
                                                 COST           GAIN         LOSS         VALUE
                                              -----------------------------------------------------
                                                                (In Thousands)
DECEMBER 31, 1998
Fixed maturity securities:
 Corporate securities:
  Investment-grade                             $1,626,339     $  131,810    $ (1,684)    $1,756,465
  Below investment-grade                          112,767          3,415      (1,173)       115,009
 Mortgage-backed securities*                       50,036            912          --         50,948
 U.S. government obligations                       19,968          4,238          --         24,206
 Foreign governments                               79,794         11,944          --         91,738
 State and political subdivisions                   6,469            139          --          6,608
 Redeemable preferred stock                         2,385            160          --          2,545
                                              -----------------------------------------------------
Total fixed maturity securities                $1,897,758     $  152,618    $ (2,857)    $2,047,519
                                              =====================================================
Equity securities                              $      568     $       25     $    (9)    $      584
                                              =====================================================

* Primarily include pass-through securities guaranteed by the U.S. government and government agencies for both December 31, 1999 and 1998.

       The United States Life Insurance Company in the City of New York

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

Net unrealized gains (losses) on securities included in accumulated comprehensive income in shareholders' equity at December 31 were as follows:

                                                        1999         1998
                                                     ------------------------
                                                          (In Thousands)
Gross unrealized gains                               $   25,296    $ 152,643
Gross unrealized losses                                 (48,244)      (2,866)
DPAC and other fair value adjustments                     3,079      (67,632)
Deferred federal income taxes                             6,954      (28,751)
                                                     ------------------------
Net unrealized gains on securities                   $  (12,915)   $  53,394
                                                     ========================

The contractual maturities of fixed maturity securities at December 31, 1999 and 1998 were as follows:

                                                                                       1999                          1998
                                                                             ---------------------------------------------------
                                                                             Amortized      Market       Amortized      Market
                                                                                Cost        Value           Cost        Value
                                                                             ---------------------------------------------------
                                                                                  (In Thousands)            (In Thousands)
Fixed maturity securities, excluding
 mortgage-backed securities:
  Due in one year or less                                                      $168,709    $  168,912    $  193,010   $  196,606
  Due after one year through five years                                         346,556       348,443       551,151      579,964
  Due after five years through ten years                                        421,727       409,119       357,288      382,038
  Due after ten years                                                           639,357       627,676       746,273      837,963
Mortgage-backed securities                                                      111,666       110,855        50,036       50,948
                                                                             ---------------------------------------------------
Total fixed maturity securities                                              $1,688,015    $1,665,005    $1,897,758   $2,047,519
                                                                             ===================================================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $779.4 million, $587.3 million, and $576.2 million during 1999, 1998, and 1997 respectively.

       The United States Life Insurance Company in the City of New York

2.   INVESTMENTS (CONTINUED)

2.4 INVESTMENT SUMMARY

Investments of the Company were as follows:

                                                        DECEMBER 31, 1999                         DECEMBER 31, 1998
                                             ----------------------------------------------------------------------------------
                                                                        CARRYING                                      CARRYING
                                                COST       FAIR VALUE    AMOUNT         COST          FAIR VALUE       AMOUNT
                                             ----------------------------------------------------------------------------------
                                                        (In Thousands)                              (In Thousands)
Fixed maturities:
 Bonds:
  United States government and
   government agencies and authorities       $    8,699    $    9,155   $    9,155   $   19,968       $   24,206     $   24,206
  States, municipalities, and political
   subdivisions                                   4,466         4,305        4,305        6,469            6,608          6,608
  Foreign governments                            36,839        38,209       38,209       79,794           91,738         91,738
  Pub  Public utilities                         189,957       189,115      189,115      320,947          345,320        345,320
  Mortgage-backed securities                    111,666       110,855      110,855       50,036           50,948         50,948
  All other corporate bonds                   1,333,491     1,310,323    1,310,323    1,418,159        1,526,154      1,526,154
 Redeemable preferred stocks                      2,897         3,043        3,043        2,385            2,545          2,545
                                             ----------------------------------------------------------------------------------
Total fixed maturities                        1,688,015     1,665,005    1,665,005    1,897,758        2,047,519      2,047,519

Equity securities:
 Nonredeemable preferred stocks                     568           575          575          568              584            584
 Common stocks                                      105           160          160            -                -              -
                                             -----------------------------------------------------------------------------------
Total fixed maturities and equity
 securities                                   1,688,688    $1,665,740    1,665,740    1,898,326       $2,048,103      2,048,103
                                                           ----------                                 ----------
Mortgage loans on real estate*                  112,031                    112,031       84,387                          84,387
Investment real estate                            1,556                      1,556        6,101                           6,101
Policy loans                                     82,784                     82,784       84,412                          84,412
Other long-term investments                      12,948                     12,948        1,385                           1,385
Short-term investments**                        191,474                    191,474        3,005                           3,005
                                             ----------                 -----------------------                      ----------
Total investments                            $2,089,481                 $2,066,533   $2,077,616                      $2,227,393
                                             ==========                 =======================                      ==========

* Amount is net of allowance for losses of $0.6 million and $5 million at December 31, 1999 and 1998, respectively.

** Includes $125 million on deposit to satisfy regulatory requirements at December 31, 1999. There were no short-term investments on deposit at December 31, 1998.

       The United States Life Insurance Company in the City of New York

3. DEFERRED POLICY ACQUISITION COSTS

The balance of DPAC at December 31 and the components of the change reported in operating costs and expenses for the years then ended were as follows:


                                                 1999       1998         1997
                                               --------------------------------
                                                       (In Thousands)
Balance at January 1                           $ 98,552    $185,243    $197,572
 Capitalization                                  31,030      62,766      62,651
 Amortization                                   (44,123)    (66,331)    (58,583)
 Effect of unrealized gains and losses
  on securities                                  65,486     (13,832)    (15,656)
 Effect of realized gains and losses             (4,289)        (85)       (741)
 Reinsurance transfer                                30     (69,209)          -
                                               --------------------------------
Balance at December 31                         $146,686    $ 98,552    $185,243
                                               ================================


4. FEDERAL INCOME TAXES

4.1 TAX LIABILITIES

Income tax liabilities were as follows:

                                                            DECEMBER 31
                                                         1999         1998
                                                       ---------------------
                                                           (In Thousands)
Current tax (recoverable) payable                      $ (4,156)   $   6,208
Deferred tax (assets) liabilities, applicable to:
 Net income                                             (40,049)     (42,544)
 Net unrealized investment (losses) gains                (6,954)      28,751
                                                       ---------------------
Total net deferred tax (assets)                         (47,003)     (13,793)
                                                       ---------------------
Total current and deferred tax (assets) liabilities    $(51,159)   $  (7,585)
                                                       ---------------------

       The United States Life Insurance Company in the City of New York

4. FEDERAL INCOME TAXES (CONTINUED)

4.1 TAX LIABILITIES (CONTINUED)

Components of deferred tax liabilities and assets at December 31 were as follows:

                                                            December 31
                                                         1999         1998
                                                       ---------------------
                                                           (In Thousands)
Deferred tax liabilities applicable to:
 Deferred policy acquisition costs                     $ 49,455    $  32,544
 Basis differential of investments                       (5,380)      54,056
 Other                                                  (10,225)       8,619
                                                       ---------------------
Total deferred tax liabilities                           33,850       95,219

Deferred tax assets applicable to:
 Policy reserves                                        (51,387)     (56,269)
 Other                                                  (29,466)     (52,743)
                                                       ---------------------
Total deferred tax assets                               (80,853)    (109,012)
                                                       ---------------------
Net deferred tax (assets) liabilities                  $(47,003)   $ (13,793)
                                                       =====================

A portion of life insurance income earned prior to 1984 is not taxable unless it exceeds certain statutory limitations or is distributed as dividends. Such income, accumulated in policyholders' surplus accounts, totaled $37.8 million at December 31, 1999 and 1998.

At current corporate rates, the maximum amount of tax on such income is approximately $13.2 million. Deferred taxes on these accumulations are not required because no distributions are expected.

       The United States Life Insurance Company in the City of New York

4. FEDERAL INCOME TAXES (CONTINUED)

4.2 TAX EXPENSE

Components of income tax expense (benefit) for the years were as follows:

                                                   1999        1998       1997
                                                -------------------------------
                                                         (In Thousands)
Current tax expense                             $16,672    $ 26,095   $ 23,695
Deferred tax expense (benefit):
 Deferred policy acquisition cost                 4,412       2,673        749
 Policy reserves                                 (1,947)    (12,552)     3,160
 Basis differential of investments               (1,070)        132     (3,168)
 Litigation settlement                                -     (10,272)         -
 Reinsurance transaction                              -     (22,133)         -
 Other, net                                       1,100      (3,251)    (1,736)
                                                -------------------------------
Total deferred tax expense (benefit)              2,495     (45,403)      (995)
                                                -------------------------------
Income tax expense (benefit)                    $19,167    $(19,308)   $22,700
                                                ===============================

A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below.

                                                                   1999       1998       1997
                                                                 -------------------------------
                                                                        (In Thousands)
Income tax at statutory percentage of GAAP pretax income         $19,225    $(15,666)   $22,730
Tax-exempt investment income                                        (131)       (121)      (134)
Other                                                                 73      (3,521)       104
                                                                 -------------------------------
Income tax expense (benefit)                                     $19,167    $(19,308)   $22,700
                                                                 ===============================

       The United States Life Insurance Company in the City of New York

4. FEDERAL INCOME TAXES (CONTINUED)

4.3 TAXES PAID

Income taxes paid amounted to approximately $27.0 million, $20.5 million, and $17.2 million in 1999, 1998, and 1997, respectively.

4.4 TAX RETURN EXAMINATIONS

The Internal Revenue Service ("IRS") has completed examinations of the Company's tax returns through 1994. The IRS will initiate an audit of the 1995 through June 17,1997 tax returns during 2000.

5. TRANSACTIONS WITH AFFILIATES

American General Corporation and certain affiliated companies provide services to the Company, principally data processing, investment management, professional and administrative services. During 1999, 1998 and 1997, the Company incurred $28.8 million, $25.3 million and $20.5 million, respectively, for these services. In addition, the Company provides services to certain affiliated companies. During 1999, 1998 and 1997, the Company was reimbursed $4.3 million, $3.5 million and $6.1 million, respectively, for these services.

The Company periodically borrows funds from the Parent Company under an intercompany short-term borrowing agreement entered into during 1997. These borrowings are on demand and are unsecured. Interest is charged on the average borrowing based on the commercial paper rate. At December 31, 1999, no amounts were outstanding under the borrowing agreement.

Affiliated accounts receivable were $1.2 million and $6.8 million in 1999 and 1998, respectively.

Following regulatory approval from the necessary authorities, the Company reinsured 49% of its credit life and credit accident and health business to American General Assurance Company, an affiliate, effective January 1, 1998. This transaction resulted in the cession of approximately 218,000 life policies representing $379.5 million of insurance in-force and approximately 41,000 A&H policies. Assets of approximately $10 million were transferred, which resulted in a pretax loss of approximately $4 million.

Following regulatory approval from the necessary authorities, the Company also reinsured 49% of its New York and 100% of its non-New York group life (excluding permanent policies), group accident and health, and individual accident and health business to American General Assurance Company effective October 1, 1998. This transaction resulted in the cession of approximately 21,000 life policies representing

$32.6 billion of insurance in-force and approximately 24,000 A&H policies. Assets of approximately $254 million were transferred. The Company received a $13 million ceding commission on this transaction, which resulted in a pretax loss of approximately $56 million.

The losses on these transactions resulted from the pricing of the business to yield a competitive market return.

Amounts recoverable of $485 million and $400 million and amounts payable of $109 million and $106 million, relating to this affiliated reinsurance, are included under the captions "Reinsurance recoverable" and "Reinsurance payable" in the balance sheets at December 31, 1999 and 1998, respectively.

6. ACCIDENT AND HEALTH RESERVES

Activity in the liability for unpaid claims and claim adjustment expenses for the Company's accident and health coverage is summarized as follows:

                                                                     YEAR ENDED DECEMBER 31
                                                                   1999      1998        1997
                                                                 ------------------------------
                                                                         (In Thousands)
Balance as of January 1, net of reinsurance recoverable          $19,782   $ 85,974    $ 72,744
                                                                 ------------------------------
Reinsurance settlements (1)                                            -    (43,736)          -
                                                                 ------------------------------
Add: Incurred losses (2)                                          37,496    179,158     263,015
                                                                 ------------------------------
Deduct: Paid losses related to:
 Current year                                                     16,313     78,575      82,470
 Prior years                                                      20,366    123,039     167,315
                                                                 ------------------------------
  Total paid losses                                               36,679    201,614     249,785
                                                                 ------------------------------
Balance as of December 31, net of reinsurance recoverable         20,599     19,782      85,974
Reinsurance recoverable                                           45,019     45,419       1,413
                                                                 ------------------------------
Balance as of December 31, gross of reinsurance recoverable      $65,618   $ 65,201    $ 87,387
                                                                 ==============================

(1)  See Note 5.
(2) Substantially all of the Company's incurred claims and claim adjustment expenses relate to the respective current year.

       The United States Life Insurance Company in the City of New York

6. ACCIDENT AND HEALTH RESERVES (CONTINUED)

The liability for unpaid claims and claim adjustment expenses relating to the Company's accident and health business is based on the estimated amount payable on claims reported prior to the date of the balance sheets which have not yet been settled: claims reported subsequent to the date of the balance sheets which have been incurred during the period than ended, and an estimate (based on past experience) of incurred but unreported claims relating to such periods.

7. BENEFIT PLANS

7.1 PENSION PLANS

The Company has non-contributory defined benefit pension plans covering most employees. Pension benefits are based on the participant's compensation and length of credited service.

Equity and fixed maturity securities were 71% and 26%, respectively, of the plans' assets at the plans' most recent balance sheet dates. Additionally, 1% of plan assets were invested in general investment accounts of the Parent Company's subsidiaries through deposit administration insurance contracts.

The benefit plans have purchased annuity contracts from American General Corporation's subsidiaries to provide benefits for certain retirees. These contracts are expected to provide future annual benefits to certain retirees of American General Corporation and its subsidiaries of approximately $59 million.

The components of pension expense and underlying assumptions were as follows:

                                                        1999      1998       1997
                                                      -----------------------------
                                                             (In Thousands)
Service cost (benefits earned)                        $ 1,050    $   193    $ 1,065
Interest cost                                           2,159      1,205      2,593
Expected return on plan assets                         (2,864)    (1,714)    (3,331)
Amortization                                             (424)      (309)      (418)
                                                      -----------------------------
Pension (income) expense                              $   (79)   $  (625)   $   (91)
                                                      =============================
Discount rate on benefit obligation                      7.75%      7.00%      7.25%
Rate of increase in compensation levels                  4.25%      4.25%      4.00%
Expected long-term rate of return on plan assets        10.35%     10.25%     10.00%

       The United States Life Insurance Company in the City of New York

7.1 PENSION PLANS (CONTINUED)

The Company's funding policy is to contribute annually no more than the maximum deductible for federal income tax purposes. The funded status of the plans and the prepaid pension expense included in other assets at December 31 were as follows:

                                                                  1999       1998
                                                                -------------------
                                                                   (In Thousands)
Projected benefit obligation (PBO)                               $29,314    $18,022
Plan assets at fair value                                         29,789     18,110
                                                                -------------------
Plan assets at fair value in excess of PBO                           475         88
Other unrecognized items, net                                        140       (198)
                                                                -------------------
Prepaid (accrued) pension expense                                $   615    $  (110)
                                                                ===================

The change in PBO was as follows:

                                                                  1999       1998
                                                                -------------------
                                                                   (In Thousands)
PBO at January 1                                                 $18,022    $26,337
Service and interest costs                                         3,208      1,398
Benefits paid                                                     (1,419)      (915)
Actuarial (gain) loss                                               (282)       638
Transfers and other                                                9,785     (9,436)
                                                                -------------------
PBO at December 31                                               $29,314    $18,022
                                                                ===================

The change in the fair value of plan assets was as follows:

                                                                  1999       1998
                                                                -------------------
                                                                   (In Thousands)
Fair value of plan assets at January 1                           $18,110    $23,757
Actual return on plan assets                                       3,217      1,175
Benefits paid                                                     (1,419)      (915)
Transfers                                                          9,881     (5,907)
                                                                -------------------
Fair value of plan assets at December 31                         $29,789    $18,110
                                                                ===================

       The United States Life Insurance Company in the City of New York

7. BENEFIT PLANS (CONTINUED)

7.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

The Company has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. The Company has reserved the right to change or eliminate these benefits at any time.

The life plans are insured through December 31, 1999. A portion of the retiree medical and dental plans is funded through a voluntary employees' beneficiary association (VEBA); the remainder is unfunded and self-insured. All of the retiree medical and dental plans' assets held in the VEBA were invested in readily marketable securities at its most recent balance sheet date.

Postretirement benefit expense (benefit) in 1999, 1998, and 1997 was $(574) thousand, $(290) thousand, and $(43) thousand, respectively. The accrued liability for postretirement benefits was $5.5 million and $3.7 million at December 31, 1999 and 1998, respectively. These liabilities were discounted at the same rates used for the pension plans.

8. FAIR VALUE OF FINANCIAL INSTRUMENTS

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all the Company's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding evaluation of related policyholders liabilities can be misinterpreted.

                                               1999               1998
                                      -----------------------------------------
                                          FAIR     CARRYING   FAIR  CARRYING
                                          VALUE     AMOUNT    VALUE  AMOUNT
                                      -----------------------------------------
                                           (In Millions)       (In Millions)
Assets:
 Fixed maturity and equity
  securities                            $1,666    $1,666    $2,048   $2,048
 Mortgage loans on real estate          $  106    $  112    $   91   $   84
 Policy loans                           $   83    $   83    $   84   $   84
 Indebtedness from affiliates           $    1    $    1    $    7   $    7
Liabilities:
 Insurance investment contracts         $  447    $  458    $  541   $  560

       The United States Life Insurance Company in the City of New York

8. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The following methods and assumptions were used to estimate the fair value of financial instruments:

     FIXED MATURITY AND EQUITY SECURITIES

     Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

     MORTGAGE LOANS ON REAL ESTATE

     Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS

     Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions, incorporating market rates.

     INDEBTEDNESS FROM AFFILIATES

     Indebtedness from affiliates is composed of accounts receivable from affiliates. Due to the short-term nature of accounts receivable, fair value is assumed to equal carrying value.

     INSURANCE INVESTMENT CONTRACTS

     Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

       The United States Life Insurance Company in the City of New York

9. STATUTORY FINANCIAL INFORMATION; DIVIDEND PAYING CAPABILITY

The Company's statutory basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the State of New York Insurance Department. "Prescribed" statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications by the NAIC. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, from company to company within a state, and may change in the future. There were no material permitted practices utilized by the Company in 1999, 1998 or 1997.

In 1998, the NAIC adopted codified statutory accounting principles ("Codification"), which will become effective January 1, 2001. Codification will likely change, to some extent, prescribed accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of New York must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory basis results to the Insurance Department. At this time, the State of New York has informed the insurance industry of its intention to proceed with implementation of the new Codification rules, subject to any provisions in New York statute which conflict with particular points in the new Codification rules.

Policyholder's surplus and net income, as reported to the domiciliary state insurance department in accordance with its prescribed or permitted statutory accounting practices is summarized as follows:

                                          1999        1998        1997
                                       ---------------------------------
                                                 (In Thousands)
Statutory net income for the year       $ 48,003    $ 31,151    $ 24,961
Statutory surplus at year-end           $146,841    $212,130    $218,111

Statutory accounting practices require acquisition costs on new business (including commissions and underwriting and issue costs) to be charged to expense when incurred. Regulatory net income includes income (loss) attributed to participating policyholders of $(2.0) million, $(6.0) million and $(6.8) million in 1999, 1998 and 1997, respectively, with the 1999, 1998 and 1997 losses primarily a result of higher levels of sales of participating term insurance products. Regulatory equity capital includes capital attributed to participating policyholders of $(45.4) million, $(37.0) million and $(24.9) million at December 31, 1999, 1998 and 1997 respectively. Capital attributed to participating policyholders is not available for payment of dividends to shareholders.

       The United States Life Insurance Company in the City of New York

9. STATUTORY FINANCIAL INFORMATION; DIVIDEND PAYING CAPABILITY (CONTINUED)

The Company is subject to New York Business Corporation Law, which imposes restrictions on shareholder dividends. In addition, New York State Insurance Law requires that no dividend may be declared without prior approval of the State of New York Insurance Department. New York Law also states that no New York domiciled company shall declare or distribute dividends to shareholders which exceeds the lesser of: (1) 10% of surplus as regards policyholders or (2) 100% of adjusted net investment income, unless the superintendent approves a greater dividend payment. The Company paid $98 million in dividends in 1999. The Company did not pay any dividends in 1998 or 1997.

10. LEASES

The Company has various leases, substantially all of which are for office space and facilities. At December 31, 1999 the future minimum rental commitments under all of the Company's noncancellable leases were as follows:

             YEAR ENDED               OFFICE
             DECEMBER 31              SPACE      EQUIPMENT    TOTAL
          ------------------------------------------------------------
                                              (In Thousands)
               2000                  $ 4,975         $59      $ 5,034
               2001                    4,742           -        4,742
               2002                    4,540           -        4,540
               2003                    4,392           -        4,392
               2004                    1,781           -        1,781
               Thereafter              3,561           -        3,561
                                  ------------------------------------
                       Total         $23,991         $59      $24,050
                                  ====================================

Rent expense incurred in 1999, 1998 and 1997 was $4.7 million, $4.6 million and $3.6 million, respectively.

11. COMMITMENTS AND CONTINGENCIES

In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices, and a number of these lawsuits have resulted in substantial settlements. On December 16, 1998, American General Corporation announced that certain of its life insurance subsidiaries had entered into agreements to resolve all pending market conduct class action lawsuits. All of these settlements were finalized in 1999.

       The United States Life Insurance Company in the City of New York

11. COMMITMENTS AND CONTINGENCIES (CONTINUED)

In conjunction with the 1998 agreement, the Company recorded a charge of $30.7 million ($19.9 million after-tax) in the fourth quarter of 1998. The charge covers the cost of policyholder benefits and other anticipated expenses resulting from the proposed settlements, as well as other administrative and legal costs.

The litigation liability was reduced by payments of $1.3 million and $17.7 million in 1998 and 1999, respectively. The remaining balance of $29.4 million and $11.7 million at December 31, 1998 and 1999, respectively, was included in other liabilities on the Company's balance sheet.

In addition to the charges recorded in 1998, the Company will incur additional expenses for claim administration, outside counsel and actuarial services, and regulatory expenses, related to the resolution of the litigation, which will be recorded as incurred. Such expenses are not expected to have a material adverse effect on the Company's financial position or results of operations.

In 1997, prior to the acquisition by American General Corporation, USLIFE Corporation entered the workers' compensation reinsurance business. In 1998, the Company discontinued writing new workers' compensation reinsurance business. The largest workers' compensation contract was a quota share reinsurance agreement with Superior National Insurance Group (Superior National), effective May 1, 1998. On November 29, 1999, the Company initiated an arbitration proceeding to rescind this contract from its inception, based in part on misrepresentations and nondisclosures which the Company believes were made by Superior National. The Company plans to fully pursue all remedies through the arbitration process. Since management believes, on the advice of counsel, that the Company will be successful in rescinding the Superior National contract, income and expense items related to the contract have been excluded from the Summary of Operations. Provision has been made for a return of net cash flows to Superior National through a liability included in Reinsurance payable.

Although management, on the advice of counsel, believes that the Company will succeed in rescinding the contract, risks and uncertainties remain with respect to the ultimate outcome. In the unlikely event the Company does not prevail in the arbitration, management does not expect the after tax losses from the workers' compensation business to exceed $85 million, based on the current estimate of losses that would accrue to the Company. In addition, it is the policy of the Company's ultimate parent, American General Corporation, to manage the capital levels in each of its principal life insurance subsidiaries to a target of 2.5 times the NAIC Company Action Level Risk-Based Capital. If the Company does not prevail in the arbitration, American General Corporation has committed to make contributions to the capital of the Company sufficient to meet its obligations under the treaty.

       The United States Life Insurance Company in the City of New York

11. COMMITMENTS AND CONTINGENCIES (CONTINUED)

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions, such as Alabama and Mississippi, that permit damage awards disproportionate to the actual economic damages incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in jurisdictions like Alabama and Mississippi continues to create the potential for an unpredictable judgment in any given suit.

12. REINSURANCE

Reinsurance transactions for the years ended December 31, 1999, 1998, and 1997 were as follows:

                                    1999          1998          1997
                                 ---------------------------------------
                                             (In Thousands)
LIFE INSURANCE IN FORCE
     Gross                       $71,277,741   $70,948,300   $61,407,508
     Assumed                               -             -    11,314,869
     Ceded                        44,938,362    44,441,277     9,321,704
                                 ---------------------------------------
     Net                         $26,339,379   $26,507,023   $63,400,673
                                 =======================================
LIFE AND ANNUITY PREMIUMS
     Gross                       $   218,536   $   214,384   $   178,251
     Assumed                               3        22,020        26,171
     Ceded                           151,258        58,924        19,332
                                 ---------------------------------------
     Net                         $    67,281   $   177,480   $   185,090
                                 =======================================
A&H PREMIUMS
 Written
     Gross                       $   443,363   $   459,562   $   422,886
     Assumed                          17,335       170,120         1,704
     Ceded                           401,656       285,628        16,243
                                 ---------------------------------------
     Net                         $    59,042   $   344,054   $   408,347
                                 =======================================
Earned
     Gross                       $   437,454   $   452,348   $   403,717
     Assumed                          17,498       168,331         1,503
     Ceded                           396,408       276,313        15,616
                                 ---------------------------------------
     Net                         $    58,544   $   344,366   $   389,604
                                 =======================================

       The United States Life Insurance Company in the City of New York

12. REINSURANCE (CONTINUED)

Reinsurance recoverable on paid losses was approximately $7.5 million, $10.6 million, and $2.4 million at December 31, 1999, 1998 and 1997, respectively. Reinsurance recoverable on unpaid losses was approximately $84.0 million, $81.7 million, and $3.2 million at December 31, 1999, 1998 and 1997, respectively. The effect of reinsurance on benefits to policyholders and beneficiaries was $357 million, $131 million, and $13 million during 1999, 1998 and 1997, respectively.

The Company terminated its participation in both the Federal Employee Government Life Insurance (FEGLI) and State Government Life Insurance (SGLI) pools in 1998. The assumed premiums for these pools in 1998 were $19.5 million and $2.5 million, respectively.

The Company participates in several reinsurance pools. These pools are managed and administered by reinsurance intermediaries on behalf of the Company. The pools involved various coverages including life, medical and disability.

13. YEAR 2000 (UNAUDITED)

Currently, all of the Company's major technology systems, programs, and applications, including those which rely on third parties, are operating smoothly following transition into 2000. The Company has experienced no interruptions to normal business operations, including the processing of customer account data and transactions. The Company will continue to monitor its technology systems, including critical third party dependencies, as necessary to maintain its Year 2000 readiness. The Company does not expect any future disruptions, if they occur, to have a material effect on its results of operations, liquidity or financial condition.

                                    PART C


                               OTHER INFORMATION
                               -----------------

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

            (a)  Financial Statements

                 PART A:  None.

                 PART B:    Financial Statements of The United States Life
                                     Insurance Company in the City of New York;
                                     years ended December 31, 1999, 1998, and
                                     1997:

                            Report of Ernst & Young LLP, Independent Auditors Balance Sheets as of December 31, 1999 and 1998 Statements of Income for the years ended December
                                31, 1999, 1998, and 1997
                            Statements of Comprehensive Income for the years
                                ended December 31, 1999, 1998 and 1997
                            Statements of Shareholder's Equity for the years
                                ended December 31, 1999, 1998 and 1997
                            Statements of Cash Flows for the years ended
                                December 31, 1999, 1998 and 1997
                            Notes to Financial Statements

                 PART C:    None.

            (b)             Exhibits

                 (1) Resolution of the Board of Directors of The United States Life Insurance Company in the City of New York authorizing the establishment of The United States Life Insurance Company in the City of New York Separate Account USL VA-R.1

                 (2)        None.

                 (3)(a) Form of Distribution Agreement between The United States Life Insurance Company in the City of New York and American General Securities Incorporated.2

                 (b)(i) Form of Participation Agreement, including administrative services agreement, between The United States Life Insurance Company in the City of New York and American General Series Portfolio Company. /2/

                 (ii) Participation Agreement between The United States Life Insurance Company in the City of New York and Hotchkis and Wiley Variable Trust dated December 1, 1998./2/

                 (iii) Participation Agreement between The United States Life Insurance Company in the City of New York and LEVCO Series Trust dated December 1, 1998./2/

                 (iv) Participation Agreement between The United States Life Insurance Company in the City of New York and Navellier Variable Insurance Series Fund, Inc. dated December 1, 1998./2/

                 (v) Participation Agreement between The United States Life Insurance Company in the City of New York and OFFITBANK Variable Insurance Fund, Inc. dated December 1, 1998./2/

                 (vi) Participation Agreement between The United States Life Insurance Company in the City of New York and Royce Capital Fund dated December 1, 1998./2/

                 (vii) Form of Participation Agreement between The United States Life Insurance Company in the City of New York and Wright Managed Blue Chip Series Trust dated December 1, 1998./2/

                 (3)(c) Form of Selling Group Agreement among The United States Life Insurance Company in the City of New York, American General Securities Incorporated, and Selling Group Member./2/

                 (4)(a) Form of Group Annuity Master Contract (Form No. 98506N)./3/

                    (b)     Form of Group Annuity Certificate (Form No.
                            98505N)./3/

                    (c) Specimen form of Individual Retirement Annuity Disclosure Statement and additional specialized forms available under Certificate Form No. 98505N, included in Part A of this Amendment.

                    (d)     Form of Eligible Rollover Distribution
                            endorsement./4/

                    (e) Form of Individual Retirement Annuity (IRA) Endorsement./4/

                 (5)(a)(i) Form of Application for Certificate (Form No. USL 8986-33)./3/

                       (ii) Form of Application for Certificate, amended
                            (Form No. USL 8986-33 REV 0499)./2/

                    (b)     Specimen form of Select Reserve/SM/ Service
                            Request./2/

                    (c) Form of Confirmation of Initial Purchase Payment for Certificate Form No. 98505N./2/

                    (d)     Form of 1035 Exchange Instructions./4/

                    (e)     Form of Change of Beneficiary Form./4/

                    (f)     Form of Assignment and Transfer Request./4/

                    (g) Form of Election of Annuity Payment Option/Change Form for Variable Annuities./4/

                    (h) Form of Request for Statement of Additional Information for Certificate Form No. 98505N./2/

                 (6)(a) Copy of the Charter and all amendments thereto of The United States Life Insurance Company in the City of New York./1/

                    (b) Copy of the Bylaws, as amended, of The United States Life Insurance Company in the City of New York./1/

                 (7)        None.

                 (8)(a) Administrative Services Agreement between Hotchkis and Wiley and The United States Life Insurance Company in the City of New York./2/

                    (b) Administrative Services Agreement between John A. Levin and Co., Inc. and The United States Life Insurance Company in the City of New York dated December 1, 1998./2/

                    (c) Administrative Services Agreement between Navellier Variable Insurance Series Fund, Inc. and The United States Life Insurance Company in the City of New York dated December 1, 1998./2/

                    (d) Administrative Services Agreement between OFFITBANK Variable Insurance Fund, Inc. and The United States Life Insurance Company in the City of New York dated December 1, 1998./2/

                    (e) Administrative Services Agreement between Royce Capital Fund and The United States Life Insurance Company in the City of New York dated December 1, 1998./2/

                    (f) Form of Administrative Services Agreement between Wright Managed Blue Chip Series Trust and The United States Life Insurance Company in the City of New York dated December 1, 1998./2/

                    (g) Form of Administrative Services Agreement between The United States Life Insurance Company in the City of New York and American General Life Companies, limited to terms which describe registered and non-registered product services./4/

                 (9)        Opinion and Consent of Counsel./2/

                 (10)       Consent of Independent Auditors. (Filed herewith)

                 (11)       None.

                 (12)       None.

                 (13)(a) Computations of hypothetical historical average annual total returns for each Division available under Certificate Form No. 98505N for the one, five and ten year periods ended December 31, 1998, and since inception./2/

                     (b) Computations of hypothetical historical cumulative total returns for each Division available under Certificate Form No. 98505N for the one, five and ten year periods ended December 31, 1998, and since inception./2/

                     (c) Computations of hypothetical historical seven day yield and effective yield for the Money Market Division available under Certificate Form No. 98505N for the seven day period ended December 31, 1998./2/

                 (14)       Financial Data Schedule.  (See Exhibit 27 below.)

                 (27) (Inapplicable, because, notwithstanding Item 24.(b) as to Exhibits, the Commission staff has advised that no such Schedule is required.)

/1/ Incorporated herein by reference to the initial filing of Registrant's Form
    N-4 Registration Statement (File No. 333-63673), filed on September 18,
    1998.

/2/ Previously filed in Pre-Effective Amendment No. 1 of this Form N-4
    Registration Statement (File No. 333-63843), filed on May 27, 1999.

/3/ Previously filed in the initial filing of this Form N-4 Registration
    Statement (File No. 333-63843), filed on September 21, 1998.

/4/ Incorporated herein by reference to Pre-Effective Amendment No. 1 to
    Registrant's Form N-4 Registration Statement (File No. 333-63673), filed on May 26, 1999.

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

  The directors, executive officers, and, to the extent responsible for variable annuity operations, other officers of the depositor are listed below.

          Name and Principal          Positions and Offices
          Business Address            with the Depositor
          ---------------------       -------------------------

          Rodney O. Martin, Jr.       Director and Chairman
          2929 Allen Parkway
          Houston, TX  77019

          James P. Corcoran           Director and Vice Chairman
          70 East 55th Street
          14th Floor
          New York, NY  10022

          Donald W. Britton           Director and President
          2929 Allen Parkway
          Houston, TX  77019

          David J. Dietz              Director, President and
          125 Maiden Lane             Chief Executive Officer -
          New York, NY  10018         Individual Insurance Operations

          David A. Fravel             Director and Executive
          2929 Allen Parkway          Vice President
          Houston, TX  77019

          John V. LaGrasse            Director, Executive
          2929 Allen Parkway          Vice President and
          Houston, TX  77019          Chief Technology Officer

          Gary D. Reddick             Director and Executive
          2929 Allen Parkway          Vice President
          Houston, TX  77019

          Robert F. Herbert, Jr.      Director and Senior
          2727-A Allen Parkway        Vice President
          Houston, TX  77019

          William A. Bacas            Director
          182 Ridge Street
          Glens Falls, NY  12801

          John R. Corcoran            Director
          12 Hawthorne Drive
          Sudbury, MA  01776

          Dr. Patricia O. Ewers       Director
          Pace University
          Pace Plaza
          New York, NY  10038

          Thomas H. Fox               Director
          1016 East Bay Drive
          Northport, MI  49670

          David L. Herzog             Director
          2929 Allen Parkway
          Houston, TX  77019

          William J. O'Hara, Jr.      Director
          AJ Tech
          2590 Pioneer Avenue
          Vista, CA  92083

          George B. Trotta            Director
          541 East 20th Street
          Apartment 14F
          New York, NY  10010

          William M. Keeler           President and Chief
          3600 Route 66               Executive Officer -
          Neptune, NJ  07754          Group Insurance Operations

          Paul Mistretta              Executive Vice President
          2929 Allen Parkway
          Houston, TX  77019

          Brian D. Murphy             Executive Vice President
          2727-A Allen Parkway
          Houston, TX  77019

          Thomas M. Zurek             Executive Vice President,
          2929 Allen Parkway          General Counsel and
          Houston, TX  77019          Secretary

          Wayne A. Barnard            Senior Vice President
          2929 Allen Parkway
          Houston, TX  77019

          Robert M. Beuerlein         Senior Vice President
          2929 Allen Parkway          and Chief Actuary
          Houston, TX  77019

          Don L. Bolen                Senior Vice President -
          6363 Forest Park Road       Dallas Service Center
          Dallas, TX  75235

          Felix C. Curcuru            Senior Vice President -
          3600 Route 66               Group Actuarial and
          Neptune, NJ  07754          Underwriting

          Ross D. Friend              Senior Vice President and
          2727 Allen Parkway          Chief Compliance Officer
          Houston, TX  77019

          William F. Guterding        Senior Vice President and
          125 Maiden Lane             Chief Underwriting Officer
          New York, NY  10038

          Kevin Harty                 Senior Vice President and
          125 Maiden Lane             Chief Agency Officer
          New York, NY  10038

          William J. Leary            Senior Vice President -
          3600 Route 66               Sales and Marketing
          Neptune, NJ  07754

          Simon J. Leech              Senior Vice President -
          2727-A Allen Parkway        Houston Service Center
          Houston, TX  77019

          Randy J. Marash             Senior Vice President
          3600 Route 66               and Actuary
          Neptune, NJ  07754

          Robert Stuchiner            Senior Vice President -
          125 Maiden Lane             Marketing
          New York, NY  10038

          Walter E. Bednarski         Vice President, Treasurer
          3600 Route 66               and Controller
          Neptune, NJ  07754

          Althea R. Johnson           Vice President, Assistant
          2727-A Allen Parkway        Controller and Assistant
          Houston, TX  77019          Secretary

          Richard W. Scott            Vice President and Chief
          2929 Allen Parkway          Investment Officer
          Houston, TX  77019

          Don M. Ward                 Vice President
          2727 Allen Parkway
          Houston, TX  77019

          Jane K. Rushton             Associate General Counsel
          125 Maiden Lane             and Assistant Secretary
          New York, NY  10038

          Sandra M. Smith             Associate General Counsel
          300 South State Street      and Assistant Secretary
          Syracuse, NY  13202

          Joyce Bilski                Administrative Officer
          2727-A Allen Parkway
          Houston, TX  77019

          Mark Childs                 Administrative Officer
          2727-A Allen Parkway
          Houston, TX  77019

          Laura Milazzo               Administrative Officer
          2727-A Allen Parkway
          Houston, TX  77019

          Linda Price                 Administrative Officer
          2727-A Allen Parkway
          ouston, TX  77019

          Pauletta P. Cohn            Assistant Secretary
          2929 Allen Parkway
          Houston, TX  77019

          Julie A. Cotton             Assistant Secretary
          2727 Allen Parkway
          Houston, TX  77019

          K. David Nunley             Assistant Tax Officer
          2727-A Allen Parkway
          Houston, TX  77019


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

          SUBSIDIARIES OF AMERICAN GENERAL CORPORATION/1/,/2/,/3/,/4/,/5/

The following is a list of American General Corporation's subsidiaries as of February 29, 2000. All subsidiaries listed are corporations, unless otherwise indicated. Subsidiaries of subsidiaries are indicated by indentations and unless otherwise indicated, all subsidiaries are wholly owned. Inactive subsidiaries are denoted by an asterisk (*).

                                                                 Jurisdiction of
                         Name                                    Incorporation
-----------------------------------------------------------      ---------------
AGC Life Insurance Company.................................       Missouri
  American General Property Insurance Company/16/..........       Tennessee
   American General Property Insurance Company of Florida..       Florida
 American General Life and Accident Insurance Company/6/...       Tennessee
 American General Life Insurance Company/7/................       Texas
   American General Annuity Service Corporation............       Texas
   American General Life Companies.........................       Delaware
   American General Life Insurance Company of New York.....       New York
     The Winchester Agency Ltd. ...........................       New York
   The Variable Annuity Life Insurance Company.............       Texas
     Parkway 1999 Trust/1/7. ..............................       Maryland
     PESCO Plus, Inc/14/...................................       Delaware
     American General Gateway Services, L.L.C/15/..........       Delaware
     The Variable Annuity Marketing Company................       Texas
     American General Financial Advisors, Inc..............       Texas
     VALIC Retirement Services Company.....................       Texas
     VALIC Trust Company...................................       Texas
     American General Assignment Corporation of New York...       New York
 The Franklin Life Insurance Company.......................       Illinois
   The American Franklin Life Insurance Company............       Illinois
   Franklin Financial Services Corporation.................       Delaware
 HBC Development Corporation...............................       Virginia
 Templeton American General Life of Bermuda, Ltd/13/.......       Bermuda
 Western National Corporation..............................       Delaware
   WNL Holding Corp. ......................................       Delaware
     American General Annuity Insurance Company............       Texas
     American General Assignment Corporation...............       Texas
     American General Distributors, Inc. ..................       Delaware
     A.G. Investment Advisory Services, Inc. ..............       Delaware
     American General Financial Institutions Group, Inc. ..       Delaware

     WNL Insurance Services, Inc. .........................       Delaware
American General International, Inc. ......................       Delaware
American General Enterprise Services, Inc. ................       Delaware
American General Corporation/*/............................       Delaware
American General Delaware Management Corporation/1/........       Delaware
American General Finance, Inc. ............................       Indiana
 HSA Residential Mortgage Services of Texas, Inc. .........       Delaware
 AGF Investment Corp. .....................................       Indiana
 American General Auto Finance, Inc. ......................       Delaware
 American General Finance Corporation/8/...................       Indiana
   American General Finance Group, Inc. ...................       Delaware
     American General Financial Services, Inc./9/..........       Delaware
       The National Life and Accident Insurance Company....       Texas
   Merit Life Insurance Co. ...............................       Indiana
   Yosemite Insurance Company..............................       Indiana
 American General Finance, Inc. ...........................       Alabama
 A.G. Financial Service Center, Inc. ......................       Utah
 American General Bank, FSB ...............................       Utah
 American General Financial Center, Inc./*/................       Indiana
 American General Financial Center, Incorporated/*/........       Indiana
 American General Financial Center Thrift Company/*/.......       California
 Thrift, Incorporated/*/...................................       Indiana
American General Investment Advisory Services, Inc./*/.....       Texas
American General Investment Holding Corporation/10/........       Delaware
 American General Investment Management, L.P./10/..........       Delaware
American General Investment Management Corporation/10/.....       Delaware
American General Realty Advisors, Inc. ....................       Delaware
American General Realty Investment Corporation.............       Texas
 AGLL Corporation/11/......................................       Delaware
 American General Land Holding Company.....................       Delaware
   AG Land Associates, LLC/11/.............................       California
 GDI Holding, Inc./*//12/..................................       California
 Pebble Creek Service Corporation..........................       Florida
 SR/HP/CM Corporation......................................       Texas
Green Hills Corporation....................................       Delaware
Knickerbocker Corporation..................................       Texas
 American Athletic Club, Inc. .............................       Texas
Pavilions Corporation......................................       Delaware
USLIFE Corporation.........................................       Delaware
 All American Life Insurance Company.......................       Illinois
 American General Assurance Company........................       Illinois
   American General Indemnity Company......................       Nebraska
   USLIFE Credit Life Insurance Company of Arizona.........       Arizona
 American General Life Insurance Company of Pennsylvania...       Pennsylvania
 I.C. Cal/*/...............................................       California
 North Central Administrators, Inc. .......................       Minnesota

 North Central Life Insurance Company......................       Minnesota
   North Central Caribbean Life, Ltd. .....................       Nevis
 The Old Line Life Insurance Company of America............       Wisconsin
 The United States Life Insurance Company in the
   City of New York........................................       New York
 American General Bancassurance Services, Inc..............       Illinois
   USMRP, Ltd..............................................       Turks & Caicos
 USLIFE Realty Corporation.................................       Texas
     USLIFE Real Estate Services Corporation...............       Texas
 USLIFE Systems Corporation................................       Delaware

American General Finance Foundation, Inc. is not included on this list. It is a non-profit corporation.

                                    NOTES

/1/ The following limited liability companies were formed in the State of Delaware on March 28, 1995. The limited liability interests of each are jointly owned by AGC and AGDMC and the business and affairs of each are managed by AGDMC:

    American General Capital, L.L.C.
    American General Delaware, L.L.C.

/2/ On November 26, 1996, American General Institutional Capital A ("AG Cap
    Trust A"), a Delaware business trust, was created. On March 10, 1997, American General Institutional Capital B ("AG Cap Trust B"), also a Delaware business trust, was created. Both AG Cap Trust A's and AG Cap Trust B's business and affairs are conducted through their trustees: Bankers Trust Company and Bankers Trust (Delaware). Capital securities of each are held by non-affiliated third party investors and common securities of AG Cap Trust A and AG Cap Trust B are held by AGC.

/3/ On November 14, 1997, American General Capital I, American General Capital
    II, American General Capital III, and American General Capital IV (collectively, the "Trusts"), all Delaware business trusts, were created. Each of the Trusts' business and affairs are conducted through its trustees:
    Bankers Trust (Delaware) and James L. Gleaves (not in his individual capacity, but solely as Trustee).

/4/ On July 10, 1997, the following insurance subsidiaries of AGC became the direct owners of the indicated percentages of membership units of SBIL B, L.L.C. ("SBIL B"), a U.S. limited liability company: VALIC (22.6%), FL (8.1%), AGLA (4.8%) and AGL (4.8%). Through their aggregate 40.3% interest in SBIL B, VALIC, FL, AGLA and AGL indirectly own approximately 28% of the securities of SBI, an English company, and 14% of the securities of ESBL, an English company, SBP, an English company, and SBFL, a Cayman Islands company. These interests are held for investment purposes only.

/5/ Effective December 5, 1997, AGC and Grupo Nacional Provincial, S.A. ("GNP") completed the purchase by AGC of a 40% interest in Grupo Nacional Provincial Pensions S.A. de C.V., a new holding company formed by GNP, one of Mexico's largest financial services companies.

/6/ AGLA owns approximately 12% of Whirlpool Financial Corp. ("Whirlpool") preferred stock. AGLA's holdings in Whirlpool represents approximately 3% of the voting power of the capital stock of Whirlpool. The interests in Whirlpool (which is a corporation that is not associated with AGC) are held for investment purposes only.

/7/ AGL owns 100% of the common stock of American General Securities
    Incorporated ("AGSI"), a full-service NASD broker-dealer. AGSI, in turn, owns 100% of the stock of the following insurance agencies:

       American General Insurance Agency, Inc. (Missouri)
       American General Insurance Agency of Hawaii, Inc. (Hawaii)
       American General Insurance Agency of Massachusetts, Inc. (Massachusetts)

    In addition, the following agencies are indirectly related to AGSI, but not owned or controlled by AGSI:

       American General Insurance Agency of Ohio, Inc. (Ohio)
       American General Insurance Agency of Texas, Inc. (Texas)
       American General Insurance Agency of Oklahoma, Inc. (Oklahoma) Insurance Masters Agency, Inc. (Texas)

    The foregoing indirectly related agencies are not affiliates or subsidiaries of AGL under applicable holding company laws, but they are part of the AGC group of companies under other laws.

/8/ American General Finance Corporation is the parent of an additional 42 wholly-owned subsidiaries incorporated in 25 states for the purpose of conducting its consumer finance operations, in addition to those noted in footnote 9 below.

/9/ American General Financial Services, Inc., is the direct or indirect parent of an additional 8 wholly-owned subsidiaries incorporated in 5 states and Puerto Rico for the purpose of conducting its consumer finance operations.

/10/American General Investment Management, L.P., a Delaware limited partnership, is jointly owned by AGIHC and AGIMC. AGIHC holds a 99% limited partnership interest, and AGIMC owns a 1% general partnership interest.

/11/AG Land Associates, LLC is jointly owned by AGLH and AGLL. AGLH holds a 98.75% managing interest and AGLL owns a 1.25% managing interest.

/12/AGRI owns a 75% interest in GDI Holding, Inc.

/13/AGCL owns 50% of the common stock of TAG Life. Templeton International, Inc., a Delaware corporation, owns the remaining 50% of TAG Life. Templeton International, Inc. is not affiliated with AGC.

/14/VALIC holds 90% of the outstanding common shares of PESCO Plus, Inc. The
    Florida Education Association/United, a Florida teachers union and unaffiliated third party, holds the remaining 10% of the outstanding common shares.

/15/VALIC holds 90% of the outstanding common shares of American General Gateway
    Services, L.L.C. Gateway Investment Services, Inc., a California corporation and an unaffiliated third party, holds the remaining 10% of the outstanding common shares.

/16/AGPIC is jointly owned by AGCL and AGLA. AGCL owns 51.85% and AGLA owns
    48.15% of the issued and outstanding shares of AGPIC.

/17/Parkway 1999 Trust was formed as a Maryland business trust to function as an investment subsidiary. VALIC owns 100% of its common equity.

                                 COMPANY ABBREVIATIONS AS USED IN
                                 REGISTRATION STATEMENT AMENDMENT

                                                                          State/Jur.
Abb.                                   Company                           of Domicile
------------   -------------------------------------------------------   -----------
AAL            All American Life Insurance Company....................      IL
AAth           American Athletic Club, Inc............................      TX
AFLI           The American Franklin Life Insurance Company...........      IL
AGAIC          American General Annuity Insurance Company.............      TX
ASGN-NY        American General Assignment Corporation of New York....      NY
AGAC           American General Assurance Company.....................      IL
AGAS           American General Annuity Service Corporation...........      TX
AGBS           American General Distributors, Inc.....................      DE
AGB            American General Bank, FSB.............................      UT
AGC            American General Corporation...........................      TX
AGCL           AGC Life Insurance Company.............................      MO
AGDMC          American General Delaware Management Corporation.......      DE
AGES           American General Enterprise Services, Inc..............      DE
AGF            American General Finance, Inc..........................      IN
AGFC           American General Finance Corporation...................      IN
AGFCI          American General Financial Center, Incorporated........      IN
AGFCT          American General Financial Center Thrift Company.......      CA
AGFG           American General Finance Group, Inc....................      DE
AGF Inv        AGF Investment Corp....................................      IN
AGFn           A.G. Financial Service Center, Inc.....................      UT
AGFnC          American General Financial Center, Inc.................      IN
AGFS           American General Financial Services, Inc...............      DE
AGFA           American General Financial Advisors, Inc...............      TX
AGFIG          American General Financial Institutions Group, Inc.....      DE
AGGS           American General Gateway Services, L.L.C...............      DE
AGIA           American General Insurance Agency, Inc.................      MO
AGIAH          American General Insurance Agency of Hawaii, Inc.......      HI
AGIAM          American General Insurance Agency of
               Massachusetts, Inc.....................................      MA
AGIAO          American General Insurance Agency of Ohio, Inc.........      OH
AGIAOK         American General Insurance Agency of Oklahoma, Inc.....      OK
AGIAS          A.G. Investment Advisory Services, Inc.................      DE
AGIAT          American General Insurance Agency of Texas, Inc........      TX
AGII           American General International, Inc....................      DE
AGIHC          American General Investment Holding Corporation........      DE
AGIM           American General Investment Management, L.P............      DE
AGIMC          American General Investment Management Corporation.....      DE
AGIND          American General Indemnity Company.....................      NE
AGL            American General Life Insurance Company................      TX
AGLC           American General Life Companies .......................      DE
AGLA           American General Life and Accident Insurance Company...      TN
AGLH           American General Land Holding Company..................      DE
AGLL           AGLL Corporation.......................................      DE
AGNY           American General Life Insurance Company of New York....      NY
AGPA           American General Life Insurance Company of Pennsylvania      PA
AGPIC          American General Property Insurance Company............      TN
AGRA           American General Realty Advisors, Inc..................      DE
AGRI           American General Realty Investment Corporation.........      TX
AGSI           American General Securities Incorporated...............      TX



AGX                    American General Exchange, Inc.........................      TN
ASGN                   American General Assignment Corporation................      TX
FFSC                   Franklin Financial Services Corporation................      DE
FL                     The Franklin Life Insurance Company....................      IL
GHC                    Green Hills Corporation................................      DE
HBDC                   HBC Development Corporation............................      VA
KC                     Knickerbocker Corporation..............................      TX
ML                     Merit Life Insurance Co................................      IN
NLA                    The National Life and Accident Insurance Company.......      TX
NCA                    North Central Administrators, Inc......................      MN
NCL                    North Central Life Insurance Company...................      MN
NCCL                   North Central Caribbean Life, Ltd......................      T&C
OLL                    The Old Line Life Insurance Company of America.........      WI
PKWY                   Parkway 1999 Trust.....................................      MD
PAV                    Pavilions Corporation..................................      DE
PCSC                   Pebble Creek Service Corporation.......................      FL
PIFLA                  American General Property Insurance Company of Florida.      FL
PPI                    PESCO Plus, Inc........................................      DE
RMST                   HSA Residential Mortgage Services of Texas, Inc........      DE
SRHP                   SR/HP/CM Corporation...................................      TX
TAG Life               Templeton American General Life of Bermuda, Ltd........      BA
TI                     Thrift, Incorporated...................................      IN
UAS                    American General Bancassurance Services, Inc...........      IL
UC                     USLIFE Corporation.....................................      DE
UCLA                   USLIFE Credit Life Insurance Company of Arizona........      AZ
URC                    USLIFE Realty Corporation..............................      TX
USC                    USLIFE Systems Corporation.............................      DE
USL                    The United States Life Insurance Company in the City of
                       New York...............................................      NY
USMRP                  USMRP, Ltd.............................................      T&C
VALIC                  The Variable Annuity Life Insurance Company............      TX
VAMCO                  The Variable Annuity Marketing Company.................      TX
VRSCO                  VALIC Retirement Services Company......................      TX
VTC                    VALIC Trust Company....................................      TX
WA                     The Winchester Agency Ltd..............................      NY
WIS                    WNL Insurance Services, Inc............................      DE
WNC                    Western National Corporation...........................      DE
WNLH                   WNL Holding Corp.......................................      DE
YIC                    Yosemite Insurance Company.............................      IN

ITEM 27.    NUMBER OF CERTIFICATE OWNERS

    As of March 1, 2000, there were no owners of Certificates offered by this Registration Statement.

ITEM 28.    INDEMNIFICATION

     USL's By-Laws, as amended, include provisions concerning the indemnification of its officers and directors, and certain other persons, which provide in substance as follows:

     Article XI of USL's By-Laws provide, in part, that USL, except to the extent expressly prohibited by the New York Business Corporation law or New York Insurance law, shall have the power to indemnity each person made or threatened to be made a party to or called as a witness in or asked to provide information in connection with any pending or threatened action, proceeding, hearing or investigation, whether civil or criminal, and whether judicial, quasi-judicial, administrative, or legislative, and whether or not for or in the right of USL or any other enterprise, by reason of the fact that such person or such person's testator or intestate is or was a director or officer of USL, or is or was a director or officer of USL who also serves or served at the request of USL, any other corporation, partnership, joint venture, trust, employee benefit plan or otherwise enterprise in any capacity, against judgments, fines, penalties, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred in connection with such action or proceeding, or any appeal therein, provided that no such indemnification shall be made if a judgment or other final adjudication adverse to such person establishes that his or her acts were committed in a bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that he or she personally gained in fact a financial profit or other advantages to which he or she was not legally entitled, and provided further that no such indemnification shall be required with respect to any settlement or other nonadjudicated disposition of any threatened or pending action or proceeding unless USL has given its prior consent to such settlement or other disposition.

     Under Article XI, USL shall advance or promptly reimburse, upon request of any person entitled to indemnification, all expenses, including attorneys' fees, reasonably incurred in defending any action or proceeding in advance of its final disposition upon receipt of a written undertaking by or on behalf of such person to repay such amount if such person is ultimately found not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced or reimbursed exceed the amount to which such person is entitled, provided, however, that such person shall cooperate in good faith with any request by USL that common counsel be utilized by the parties to an action or proceeding who are similarly situated unless to do so would be inappropriate due to a actual or potential differing interests between or amount such parties.

     USL agrees under Article XI that it shall not, except by elimination or amendment of the By-Laws, take any corporate action or enter into any agreement which prohibits, or otherwise limits the rights of any person to, indemnification in accordance with the provisions of the By-Laws. The indemnification of any person provided by the By-Laws shall continue after such person has ceased to be a director or officer of USL and shall inure to the benefit of such person's heirs, executors, administrators and legal representatives.

     USL is authorized to enter into agreements with any of its directors, officers or employees extending rights to indemnification and advancement of expenses to such person to the fullest extent permitted by applicable law, but the failure to enter into any such agreement shall not affect or limit the rights of such person pursuant to the By-Laws.

     A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in Article XI of USL's By-Laws shall be entitled to indemnification as authorized by Article XI. Except as provided in the preceding sentence and unless ordered by a court, any indemnification under Article XI shall be made by USL if, and only if, authorized in the specific case:

     (1) By the Board of Directors acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director or officer has met the standard of conduct set forth in the first paragraph of Article XI (and which is described in the first paragraph of this Item 28); or

     (2) If such a quorum is not obtainable or, even if obtainable, a quorum of disinterested directors so directs;

          (a) By the Board of Directors upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the standard of conduct set forth in the first paragraph of Article XI has been met by such director or officer; or

          (b) By the shareholders upon a finding that the directors or officer has met the applicable standard of conduct set forth in such paragraph.

     USL shall make no payments under Article XI until it shall have complied with all provisions then in force of New York Insurance law with respect to indemnification.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITERS

  (a) Registrant's principal underwriter, American General Securities Incorporated, also acts as principal underwriter for The United States Life Insurance Company in the City of New York Separate Account USL VL-R, American General Life Insurance Company Separate Account D, American General Life Insurance Company Separate Account VL-R, and American General Life Insurance Company of New York Separate Account E.

  (b) The directors and principal officers of the principal underwriter are:

                                           Position and Offices
                                           with Underwriter,
            Name and Principal             American General
            Business Address               Securities Incorporated
            -----------------              -----------------------

            F. Paul Kovach, Jr.            Director and Chairman,
            American General Securities    President and Chief Executive Officer
              Incorporated
            2727 Allen Parkway
            Houston, TX 77019

            Rodney O. Martin, Jr.          Director and Vice Chairman
            American General Life
              Companies
            2929 Allen Parkway
            Houston, TX 77019

            Donald W. Britton              Director
            American General Life
               Companies
            2929 Allen Parkway
            Houston, TX  77019

            Royce G. Imhoff, II            Director
            American General Life
              Insurance Company
            2727-A Allen Parkway
            Houston, Texas 77019

            Alice T. Kane                  Director
            American General
              Retirement Services
            125 Maiden Lane
            New York, NY  10038

            John A. Kalbaugh               Vice President - Chief Marketing
            American General Securities    Officer
              Incorporated
            2727 Allen Parkway
            Houston, TX 77019

            Robert M. Roth                 Vice President -
            American General Securities    Administration and Compliance,
              Incorporated                 Treasurer and Secretary
            2727 Allen Parkway
            Houston, TX  77019

            Don M. Ward                    Vice President
            American General Life
              Companies
            2727 Allen Parkway
            Houston, Texas 77019

            Julie A. Cotton                Assistant Secretary
            American General Life
              Companies
            2727 Allen Parkway
            Houston, TX  77019

            Robert F. Herbert, Jr.         Assistant Treasurer
            American General Life
              Companies
            2727-A Allen Parkway
            Houston, Texas 77019

            D. Lynne Walters               Assistant Tax Officer
            American General
              Corporation
            2929 Allen Parkway
            Houston, Texas 77019

            (c)  Not Applicable.

ITEM 30.    LOCATION OF RECORDS

      All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Companies at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019.

ITEM 31.      MANAGEMENT SERVICES

      Not Applicable.

ITEM 32.    UNDERTAKINGS

      The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the

Registration Statement are never more than 16 months old for so long as payments under the Certificates may be accepted; B) to include either (1) as part of any application to purchase a Certificate offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can remove to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

REPRESENTATION REGARDING THE REASONABLENESS OF AGGREGATE FEES AND CHARGES DEDUCTED UNDER THE CONTRACTS PURSUANT TO SECTION 26(E)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

      USL represents that the fees and charges deducted under the Contract that is identified as Contract Form No. 98506N and the Certificates that are identified as Certificate Form No.98505N, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by USL.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Thomas M. Zurek, Robert F. Herbert, Jr. and Pauletta P. Cohn and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this amended Registration Statement, which amendment or amendments may make such changes and additions to this amended Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The United States Life Insurance Company in the City of New York Separate Account USL VA-R, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 30th day of March, 2000.


                              THE UNITED STATES LIFE INSURANCE
                              COMPANY IN THE CITY OF NEW YORK
                              SEPARATE ACCOUNT USL VA-R
                              (Registrant)

                              BY:  THE UNITED STATES LIFE INSURANCE
                                   COMPANY IN THE CITY OF NEW YORK
                                   (On behalf of the Registrant and itself)


                              BY: /s/ Robert F. Herbert, Jr.
                                 -----------------------------------
                                    Robert F. Herbert, Jr.
                                    Senior Vice President
[SEAL]



ATTEST:   /s/ Julie A. Cotton
          ---------------------------
          Julie A. Cotton
          Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


      Signature                              Title                  Date
      ---------                              -----                  ----

/s/ DAVID J. DIETZ             Principal Executive Officer    March 30, 2000
------------------               and Director
David J. Dietz


/s/ WALTER E. BEDNARSKI        Principal Financial and        March 30, 2000
-----------------------          Accounting Officer
Walter E. Bednarski


/s/ WILLIAM A. BACAS           Director                       March 30, 2000
---------------------
William A. Bacas


/s/ DONALD W. BRITTON          Director                       March 30, 2000
----------------------
Donald W. Britton


/s/ JAMES P. CORCORAN
----------------------         Director                       March 30, 2000
James P. Corcoran


/s/  JOHN R. CORCORAN          Director                       March 30, 2000
---------------------
John R. Corcoran


/s/ DR. PATRICIA O. EWERS      Director                       March 30, 2000
-------------------------
Dr. Patricia O. Ewers


/s/ THOMAS H. FOX              Director                       March 30, 2000
-----------------
Thomas H. Fox

 /s/ DAVID A. FRAVEL                  Director                    March 30, 2000
--------------------
David A. Fravel



/s/ ROBERT F. HERBERT, JR.            Director                    March 30, 2000
----------------------------
Robert F. Herbert, Jr.



/s/ DAVID L. HERZOG                   Director                    March 30, 2000
-------------------
David L. Herzog



/s/ JOHN V. LAGRASSE                  Director                    March 30, 2000
--------------------
John V. LaGrasse



/s/ RODNEY O. MARTIN, JR.             Director                    March 30, 2000
-------------------------
Rodney O. Martin, Jr.



/s/ WILLIAM J. O'HARA, JR..           Director                    March 30, 2000
---------------------------
William J. O'Hara, Jr.



/s/ GARY D. REDDICK                   Director                    March 30, 2000
-------------------
Gary D. Reddick



/s/ GEORGE B. TROTTA                  Director                    March 30, 2000
--------------------
George B. Trotta

                                 EXHIBIT INDEX



Exhibit 10 - Consent of Independent Auditors.